UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds TAXABLE FIXED INCOME FUNDS Semiannual Report April 30, 2005 Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Taxable Fixed Income Funds GOLDMAN SACHS ENHANCED INCOME FUND GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND GOLDMAN SACHS GOVERNMENT INCOME FUND GOLDMAN SACHS U.S.MORTGAGES FUND GOLDMAN SACHS CORE FIXED INCOME FUND GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS 1 What Distinguishes Goldman Sachs’ Fixed Income Investment Process? RIGOROUS SECURITY SELECTION Team approach to decision making Manage risk by avoiding significant sector and interest rate bets Careful management of yield curve strategies — while closely managing portfolio duration PRECISE PORTFOLIO CONSTRUCTION Assess relative value among sectors (such as mortgages and corporates) and sub-sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework. R E S U LT Fixed Income portfolios that: Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield Capitalize on GSAM’s industry-renowned credit research capabilities Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through: 1

2 Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, Institutional and Administration Shares generated cumulative total returns, without sales charges, of 0.72%, 0.92% and 0.80%, respectively. These returns compare to the 1.06% and 0.58% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One- Year U.S. Treasury Note Index, respectively, over the same time period.* The primary drivers of performance over the reporting period were a combination of sector and security selection strategies. The Fund’s emphasis on shorter-term, higher credit quality securities helped enhance results. The Fund benefited from the spread advantage of these securities. In addition, security selection within individual sectors was a key driver of returns. Within the corporate sector, the Fund held an overweight to high credit quality financials. This strategy proved beneficial as risk aversion returned to the markets in the latter part of the reporting period, pushing credit spreads wider and causing lower credit quality to underperform. Security selection within the asset-backed sector, which was concentrated in autos, also contributed to returns. Higher short-term interest rates were a drag on the Fund’s total return and relative performance versus the Six-Month U.S. Treasury Bill Index. The Fund held a short duration position in anticipation of higher interest rates; this strategy helped enhance results relative to the One- Year U.S. Treasury Note Index. Market Review The U.S. Treasury yield curve flattened over the reporting period as yields at the short to intermediate part of the curve rose more than yields at the long end. The primary driver of higher short-term interest rates was the Federal Reserve’s (the “Fed”) four 25 basis point rate increases that brought the federal funds rate to 2.75% at the close of the period. The longerend of the curve responded to mixed economic data. Investment grade sector spreads were mixed over the period, with higher quality sectors outperforming lower quality. Enhanced Income Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Enhanced Income Fund during the six-month reporting period that ended April 30, 2005. PORTFOLIO RESULTS 2 * Unlike the Fund’s total return, the Indices’ performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

3 Investment Objective The Fund seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. It is important to note that the Fund is not a money market fund and its net asset value will fluctuate. Investment Strategies In seeking to meet the Fund’s objective, we diversify our exposure across high credit quality sectors. Although securities held in this portfolio may have maturities greater than one year, the portfolio duration can be hedged to approximate the interest rate sensitivity of the 9-month Treasury Bill by investing in floating rate debt and through the use of interest rate futures contracts. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, or changing interest rates. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition The Fund targets a duration of nine months, with diversified holdings in high credit quality sectors including U.S. Treasuries, quasi-governments, corporate, asset-backed, and money market instruments. “Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. Although quasi-government agencies have to answer to a government regulator, their assets are not explicitly guaranteed by the government, and they otherwise operate like any other publicly traded company. The Fund invests in securities with a minimum credit quality of “A” by a Nationally Recognized Statistical Rating Organization (“NRSRO”) at the time of purchase or, if unrated, determined by the investment adviser to be of comparable quality. The Fund was defensively positioned for much of the reporting period due to our belief that rates would move higher. The Fund continues to emphasize shorter-term, higher credit quality securities that we believe have the potential to enhance results. We tactically adjusted the PORTFOLIO RESULTS

4 Fund’s exposures to take advantage of changing relative valuations over the period. For example, we trimmed the Fund’s allocation to asset-backed securities in favor of more attractive opportunities within the corporate market. At the end of the fiscal year, the Fund’s largest sector weights were in corporates, followed by quasi-governments and asset-backed securities. Portfolio Highlights Asset-Backed Securities — 19.2% on October 31, 2004 and 10.5% on April 30, 2005. Corporates — 40.9% on October 31, 2004 and 57.0% on April 30, 2005. Quasi-Governments — 40.1% on October 31, 2004 and 37.8% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income Investment Management Team May 9, 2005 Enhanced Income Fund as of April 30, 2005 PERFORMANCE REVIEW Six-Month One-Year November 1, 2004– Fund Total Return U.S.Treasury U.S.Treasury 30-Day April 30, 2005 (based on NAV)1 Bill Index2 Note Index2 Standardized Yield3 Class A 0.72% 1.06% 0.58% 3.05% Institutional 0.92 1.06 0.58 3.50 Administration 0.80 1.06 0.58 3.25 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. STANDARDIZED TOTAL RETURNS4 For the period ended 3/31/05 Class A Institutional Administration One Year -0.82% 1.09% 0.83% Since Inception 2.88 3.60 3.36 (8/2/00) (8/2/00) (8/2/00) 4 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Administration Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. SECTOR ALLOCATION AS OF 4/30/05 5 Percentage of Portfolio 5 Percentages may not sum to 100% due to exclusion of the Fund’s cash position. The Fund is actively managed and, as such, its composition may differ over time. FUND BASICS $439.4 Million Assets Under Management GEIAX Class A Shares NASDAQ SYMBOLS GEIIX Institutional Shares GEADX Administration Shares

5 0% 10% 20% 30% 40% 50% 60% Asset-Backed Quasi-Governments Corporates 57.0% 37.8% 10.5% PORTFOLIO RESULTS

6 Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 0.94%, 1.14% and 1.00%, respectively. These returns compare to the 1.06% and 0.58% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively, over the same time period.* The primary drivers of performance over the period were sub-sector and security selection strategies. The Fund’s exposure to collateralized sectors, namely mortgages and asset-backed securities, contributed to performance as these sectors performed well and outperformed Treasuries over the reporting period. Within mortgages, security selection among adjustable rate mortgages (ARMs), collateralized mortgage obligations (CMOs) and fixed rate passthroughs enhanced returns. Within the asset-backed sector, we held a preference for home equity floating rate securities due to relative value opportunities in the market. This also contributed to returns. Throughout the reporting period, we took an active view that the spread between LIBOR rates and Treasury rates would widen. This view, which was implemented using swap contracts, was an overall positive contributor to total returns over the period. Higher interest rates at the front end of the yield curve were a drag on the Fund’s total return and relative performance versus the Six-Month U.S. Treasury Bill Index. The Fund held a short-duration position in anticipation of higher interest rates; this strategy helped enhance results relative to the One-Year U.S. Treasury Note Index. Market Review The U.S. Treasury yield curve flattened over the reporting period as yields at the short to intermediate part of the curve rose more than yields at the long end. The primary driver of higher short-term interest rates was the Fed’s four 25 basis point rate increases that brought the federal funds rate to 2.75% at the close of the period. The longer-end of the curve responded to mixed economic data. Investment grade sector spreads were mixed over the period, with higher quality sectors outperforming lower quality. Investment Objective The Fund seeks to provide a high level of current income, consistent with low volatility of principal. Ultra-Short Duration Government Fund Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs Ultra-Short Duration Government Fund during the six-month reporting period that ended April 30, 2005. * Unlike the Fund’s total return, the Indices’ performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

7 Investment Strategies The Fund seeks to meet its objective by investing at least 80% of its net assets in U.S. government securities including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition Over the period, the Fund continued to focus on security selection and sub-sector strategies within the collateralized sectors. We tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. For example, we decreased the Fund’s exposure to asset-backed securities as valuations within the sector became less compelling. We increased the allocation to quasi-governments, namely agency debentures, to take advantage of value within specific securities. “Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. Although quasi-government agencies have to answer to a government regulator, their assets are not explicitly guaranteed by the government, and they otherwise operate like any other publicly traded company. Within mortgages, the Fund’s primary exposures were to the ARMs, CMOs and pass-through sub-sectors. The Fund was defensively positioned for much of the reporting period, due to our belief that rates would increase. PORTFOLIO RESULTS

8 Portfolio Highlights Adjustable Rate Mortgages — 31.6% on October 31, 2004 and 34.9% on April 30, 2005. Asset-Backed Securities — 10.5% on October 31, 2004 and 4.2% on April 30, 2005. Collateralized Mortgage Obligations — 16.1% on October 31, 2004 and 13.9% on April 30, 2005. Pass-Throughs — 14.2% on October 31, 2004 and 11.2% on April 30, 2005. Quasi-Governments — 14.8% on October 31, 2004 and 32.6% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income Investment Management Team May 9, 2005 FUND BASICS

FUND BASICS

Ultra-Short Duration Government Fund

as of April 30, 2005

Assets Under Management

$1.0 Billion

NASDAQ SYMBOLS

Class A Shares

GSAMX

Institutional Shares

GSARX

Service Shares

GSASX

PERFORMANCE REVIEW

November 1, 2004–April 30, 2005	Fund Total Return (based on NAV)[1]	Six-Month U.S. Treasury Bill Index[2]	One-Year U.S. Treasury Note Index[2]	30-Day Standardized Yield[3]
Class A	0.94%	1.06%	0.58%	2.19%
Institutional	1.14	1.06	0.58	2.63
Service	1.00	1.06	0.58	2.12

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/05	Class A	Institutional	Service
One Year	-0.03%	1.85%	1.55%
Five Years	3.12	3.87	3.40
Ten Years	N/A	4.85	N/A
Since Inception	4.26 (5/15/95)	4.80 (7/17/91)	3.90 (3/27/97)

[4] **The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 4/30/05[5]

Percentage of Portfolio


80%
60%
40%
20%
0%
61.4%
32.6%
4.2%
2.1%
Mortgage-Backed
Quasi-Governments
Asset-Backed
Governments

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

9

10 Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 0.19%, -0.11%, -0.28%, 0.39% and 0.14%, respectively. These returns compare to the -0.20% cumulative total return of the Fund’s benchmark, the Two-Year U.S. Treasury Note Index, over the same time period.* The primary drivers of performance over the period were sub-sector and security selection strategies. Class C Shares were impacted by the same strategies. However, these shares did not outperform the benchmark due to higher expenses. The Fund’s continued emphasis on government-issued sectors, such as agency debentures and mortgage-backed securities (MBS), contributed positively to returns over the period. Within mortgages, the Fund’s primary exposures were to the adjustable rate mortgages (ARMs), collateralized mortgage obligations (CMOs) and pass-through sub-sectors. Higher interest rates were a drag on the Fund’s total return. Short-term interest rates rose in response to increased concerns over inflationary pressures and expectations of continued, and possibly accelerated, Fed tightening. The Fund accordingly held a short duration position in anticipation of higher interest rates, a strategy which helped enhance results relative to the Index. Market Review The U.S. Treasury yield curve flattened over the reporting period as yields at the short to intermediate part of the curve rose more than yields at the long end. The primary driver of higher short-term interest rates was the Fed’s four 25 basis point rate increases that brought the federal funds rate to 2.75% at the close of the period. The longer-end of the curve responded to mixed economic data. Investment grade sector spreads were mixed over the period, with higher quality sectors outperforming lower quality. Investment Objective The Fund seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation. Investment Strategies In seeking to meet its objective, the Fund invests in a diversified portfolio of U.S. government securities. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term Short Duration Government Fund Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs Short Duration Government Fund during the six-month reporting period that ended April 30, 2005. * Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

11 structure, convexity (the rate of change in the portfolio’s duration as yields change) and sector exposure. The Fund may also use derivatives to express our interest rate outlook. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition Over the period, the Fund continued to focus on security selection and sub-sector strategies within the collateralized sectors. Within mortgages, the Fund’s primary exposures were to the ARMs, CMOs, and pass-through sub-sectors. We tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. For example, we decreased the Fund’s exposure to fixed rate pass-throughs and government securities in favor of more attractive valuations within quasi-governments. “Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. Although quasi-government agencies have to answer to a government regulator, their assets are not explicitly guaranteed by the government, and they otherwise operate like any other publicly traded company. We positioned the Fund defensively for much of the period and maintained a short duration position relative to its benchmark, due to our belief that interest rates would increase. Portfolio Highlights Adjustable Rate Mortgages — 30.5% on October 31, 2004 and 24.3% on April 30, 2005. Collateralized Mortgage Obligations — 16.0% on October 31, 2004 and 13.6% on April 30, 2005. Governments — 10.3% on October 31, 2004 and 5.0% on April 30, 2005. Pass-Throughs — 13.6% on October 31, 2004 and 7.0% on April 30, 2005. Quasi-Governments — 23.6% on October 31, 2004 and 40.0% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income Investment Management Team May 9, 2005 FUND BASICS

FUND BASICS

Short Duration Government Fund

as of April 30, 2005

Assets Under Management

$780.6 Million

NASDAQ SYMBOLS

Class A Shares

GSSDX

Class B Shares

GSDGX

Class C Shares

GSDCX

Institutional Shares

GSTGX

Service Shares

GSDSX

PERFORMANCE REVIEW

November 1, 2004–April 30, 2005	Fund Total Return (based on NAV)[1]	Two-Year U.S. Treasury Note Index[2]	30-Day Standardized Yield[3]
Class A	0.19%	-0.20%	2.67%
Class B	-0.11	-0.20	2.14
Class C	-0.28	-0.20	1.99
Institutional	0.39	-0.20	3.12
Service	0.14	-0.20	2.63

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Two-Year U.S. Treasury Note Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/05	Class A	Class B	Class C	Institutional	Service
One Year	-2.18%	-2.91%	-2.07%	0.06%	-0.43%
Five Years	4.57	4.36	4.19	5.39	4.85
Ten Years	N/A	N/A	N/A	5.69	N/A
Since Inception	4.62	4.25	3.91	6.24	4.95
	(5/1/97)	(5/1/97)	(8/15/97)	(8/15/88)	(4/10/96)

[4] **The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 4/30/05[5]

Percentage of Portfolio


50%
40%
30%
20%
10%
0%
45.1%
40.0%
5.0%
0.4%
Mortgage-Backed
Quasi-Governments
Governments
Asset-Backed

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

12

13 Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 0.88%, 0.51%, 0.58%, 1.22% and 0.83%, respectively. These returns compare to the 1.16% cumulative total return of the Fund’s benchmark, the Lehman Brothers Government/Mortgage Index, over the same time period.* A combination of sector, security selection and duration strategies drove performance over the reporting period. The outperformance of the Fund’s Institutional Shares versus its benchmark was primarily due to sub-sector and security selection strategies within the collateralized sectors. Class A, B, C and Service Shares benefited from the same strategies, but did not outperform the benchmark due to expenses. The Fund maintained an underweight exposure to mortgages for much of the reporting period based on our evaluation of the sector. Negative fundamentals, including low spreads, warranted a reduction in mortgage risk in the Fund. This strategy detracted from returns as mortgages outperformed Treasuries over the period. However, the impact of our sector underweight was mitigated by security selection strategies across the collateralized sectors. Within mortgages, security selection strategies within pass-throughs, adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs), and our selective use of mortgage-backed securities derivatives contributed positively to performance. Within the asset-backed sector, we held a preference for home equity floating rate securities due to relative value opportunities in the market. This also contributed positively to relative returns. Although higher interest rates were a drag on total returns, the Fund’s short duration position relative to its benchmark helped enhance relative results. Market Review The U.S. Treasury yield curve flattened over the reporting period as yields at the short to intermediate part of the curve rose more than yields at the long end. The primary driver of higher short-term interest rates was the Fed’s four 25 basis point rate increases that brought the federal funds rate to 2.75% at the close of the period. The longer-end of the curve responded to mixed economic data. Investment grade sector spreads were mixed over the period, with higher quality sectors outperforming lower quality. Investment Objective The Fund seeks a high level of current income, consistent with safety of principal. Government Income Fund Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs Government Income Fund during the six-month reporting period that ended April 30, 2005. * Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

14 Investment Strategies The Fund seeks to meet its objective by investing at least 80% of its net assets in U.S. government securities and in repurchase agreements collateralized by these securities, and in other securities of the highest credit quality. The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily, as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition Over the period, the Fund’s investment strategy continued to focus on sectors and securities that we believed would generate a competitive total rate of return relative to the benchmark. We also tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. For example, over the period we increased the overall exposure to the mortgage and quasi-governments sectors due to more attractive relative valuations. Within mortgages, we shifted our bias towards bonds with less exposure to volatility. The Fund maintained its exposure to hybrid ARMs and low duration CMOs. Within fixed rate pass-throughs, the Fund shifted its bias towards 15-years and premium 30-years. We tactically reduced the Fund’s exposure to asset-backed home equity floaters as spreads tightened in the sector. At the end of the reporting period, the Fund’s largest sector weights were in mortgage-backed securities, followed by quasi-government and government securities. “Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. Although quasi-government agencies have to answer to a government regulator, their assets are not explicitly guaranteed by the government, and they otherwise operate like any other publicly traded company. During the period, we positioned the Fund defensively, maintaining a short duration position relative to the benchmark, due to our belief that rates would trend higher. PORTFOLIO RESULTS

15 Portfolio Highlights Asset-Backed Securities — 11.5% on October 31, 2004 and 6.7% on April 30, 2005. Governments — 16.1% on October 31, 2004 and 10.9% on April 30, 2005. Mortgage-Backed Securities — 36.8% on October 31, 2004 and 52.2% on April 30, 2005. Quasi-Governments — 13.3% on October 31, 2004 and 26.6% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income Investment Management Team May 9, 2005 FUND BASICS

FUND BASICS

Government Income Fund

as of April 30, 2005

Assets Under Management

$720.4 Million

NASDAQ SYMBOLS

Class A Shares

GSGOX

Class B Shares

GSOBX

Class C Shares

GSOCX

Institutional Shares

GSOIX

Service Shares

GSOSX

PERFORMANCE REVIEW

November 1, 2004–April 30, 2005	Fund Total Return (based on NAV)[1]	Lehman Brothers Government/ Mortgage Index[2]	30-Day Standardized Yield[3]
Class A	0.88%	1.16%	2.44%
Class B	0.51	1.16	1.82
Class C	0.58	1.16	1.82
Institutional	1.22	1.16	2.95
Service	0.83	1.16	2.46

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers Government/Mortgage Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/05	Class A	Class B	Class C	Institutional	Service
One Year	-3.52%	-4.74%	-0.66%	1.51%	0.93%
Five Years	5.56	5.33	5.73	6.97	6.44
Ten Years	6.12	N/A	N/A	N/A	6.51[5]
Since Inception	5.89 (2/10/93)	5.55 (5/1/96)	5.18 (8/15/97)	6.37 (8/15/97)	6.20[5] (2/10/93)

[4] **The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

[5] Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

16

17 S E C TO R A L LOCAT I O N A S O F 4 / 3 0 / 0 5 5 Percentage of Portfolio 5 Percentages may not sum to 100% due to exclusion of the Fund’s cash position. The Fund is actively managed and, as such, its composition may differ over time. FUND BASICS 0% 10% 20% 30% 40% 50% 60% Asset-Backed Governments Quasi-Governments Mortgage-Backed 52.2% 26.6% 10.9% 6.7% PORTFOLIO RESULTS

18 Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 1.07%, 1.28% and 1.31%, respectively. These returns compare to the 1.33% cumulative total return of the Fund’s benchmark, the Lehman Brothers Securitized Index, over the same time period.* The Fund underperformed its benchmark over the reporting period due primarily to its underweight position in mortgage-backed security (MBS) pass-throughs, as they outperformed over the period. However, our selection of out-of-Index collateralized mortgage obligations (CMOs) and adjustable-rate mortgages (ARMs) slightly mitigated the effects of the passthrough underweight. A recent bias toward 15-year and premium 30-year pass-throughs has benefited the Fund’s returns over the last two months of the reporting period, as these securities have been less sensitive to volatility in the market. Market Review Despite some losses in mid-March 2005, mortgages ultimately outperformed equal duration Treasuries over the six-month period. After a strong start to 2005, mortgage spreads widened in response to comments from the Fed regarding interest rates. However, the sector rebounded by the end of March. Looking at the period as a whole, mortgage volatility declined and 30-year collateral outperformed 15-year collateral. Investment Objective The Fund seeks a high level of total return consisting of income and capital appreciation. Investment Strategies In seeking to meet the Fund’s investment objective, we invest at least 80% of its net assets in fixed income securities, including U.S. government and collateralized securities. Collateralized securities may include fixed rate pass-throughs, CMOs, ARMs, mortgage derivatives, and asset-backed securities. To the extent we find them effective instruments to manage the duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contracts. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize U.S. Mortgages Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs U.S. Mortgages Fund during the six-month reporting period that ended April 30, 2005. * Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

19 security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition At the end of the reporting period, the Fund’s duration position was short relative to its benchmark. Over the period, the Fund maintained a range of 60-80% of its portfolio allocated to the fixed rate pass-through sector. The Fund pared down its exposure to pass-throughs in favor of other collateral. We have been adding back to the Fund’s pass-through exposure in recent months, as we have been seeing relative value opportunities during periods of spread widening. We continue to believe that pass-throughs have spread-widening potential, however, we remain cautious. We tactically adjusted the Fund’s exposures to CMOs and ARMs over the period to reflect where we believed relative value opportunities existed. We took profits and pared down the Fund’s exposure to ARMs, as they began approaching what we felt was their fair value. For similar reasons, we slightly reduced the Fund’s exposure to asset-backed securities. At the end of the reporting period, all of the Fund’s asset-backed securities exposure was concentrated in short-term, high quality securities, which we consider to be cash equivalents. Portfolio Highlights Adjustable-Rate Mortgages — 12.4% on October 31, 2004 and 6.3% on April 30, 2005. Asset-Backed Securities — 10.5% on October 31, 2004 and 0.0% on April 30, 2005. Collateralized Mortgage Obligations — 6.6% on October 31, 2004 and 3.0% on April 30, 2005. Governments — 3.5% on October 31, 2004 and 1.5% on April 30, 2005. Mortgage-Backed Derivatives — 0.8% on October 31, 2004 and 0.4% on April 30, 2005. Pass-Throughs — 60.3% on October 31, 2004 and 76.4% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs Fixed Income Investment Management Team May 9, 2005 U.S. Mortgages Fund as of April 30, 2005 FUND BASICS PERFORMANCE REVIEW November 1, 2004– Fund Total Return Lehman Brothers 30-Day April 30, 2005 (based on NAV)1 Securitized Index2 Standardized Yield3 Class A 1.07% 1.33% 2.45% Institutional 1.28 1.33 2.77 Separate Account Institutional 1.31 1.33 2.82 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Lehman Brothers Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible) and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. STANDARDIZED TOTAL RETURNS Separate Account For the period ended 3/31/05 Class A Institutional Institutional One Year -2.23% 2.72% 2.78% Since Inception 0.52 4.38 4.36 (11/3/03) 4 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinves tment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. S U B — S E C TO R A L LOCAT I O N A S O F 4 / 3 0 / 0 5 5 Percentage of Portfolio 5 Percentages may not sum to 100% due to exclusion of the Fund’s cash position. The Fund is actively managed and, as such, its composition may differ over time. $179.4 Million Assets Under Management GSSDX Class A Shares NASDAQ SYMBOLS GSDGX Institutional Shares Separate Account Institutional Shares 423.6 GSUAX GSUIX GSUPX

20 0% 10% 20% 30% 40% 50% 60% 70% 80% Commercial Mortgage-Backed Securities Mortgage-Backed Securities Derivatives Collateralized Mortgage Obligations Adjustable Rate Mortgages Pass-Throughs 76.4% 6.3% 3.0% 0.4% 0.2% PORTFOLIO RESULTS

21 Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.06%, 0.68%, 0.68%, 1.26% and 1.01%, respectively. These returns compare to the 0.98% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, over the same time period.* The Fund performance over the reporting period was driven largely by our duration and term-structure strategies, as we positioned the portfolio short relative to the benchmark and rates sold off over much of the curve. Our security selection within home equity asset-backed securities (ABS), mortgage pass-throughs and corporate financial securities also strongly benefited returns. Additionally, an underweight to the automotive sub-sector enhanced performance, as it weakened over the period. Class B and C Shares were impacted by the same strategies. However, they did not outperform the benchmark due to higher expenses. Elsewhere, an underweight to mortgage-backed security pass-throughs detracted from performance at the end of 2004, as pass-throughs outperformed Treasuries during the reporting period. Market Review Yields generally sold off over the period, responding to strengthening economic data and continued Fed tightening. The U.S. Treasury yield curve continued to flatten, as shorter-term rates rose more than their longer-term counterparts, largely due to the Fed’s four 25-basis point interest rate increases, which brought the federal funds rate to 2.75%. Over the six-month period, the 10-year Treasuries yield rose 13 basis points, ending the period at 4.20%. Investment grade spreads were neutral to wider versus Treasuries. Investment Objective The Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index. Investment Strategies In seeking to meet the Fund’s investment objective, we invest at least 80% of its net assets in fixed income securities, including U.S. government, corporate securities, mortgage-backed securities, asset-backed securities and investment grade emerging market debt securities. In addition, to the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contracts. Core Fixed Income Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Core Fixed Income Fund during the six-month reporting period that ended April 30, 2005. * Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

22 We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition During the reporting period, we tactically managed the Fund’s duration and term structure strategies to respond to changing market conditions. As of the end of the period, the Fund’s duration position was short relative to the benchmark. At the beginning of the six-month period, we maintained a bias towards lower quality (BBB rated) corporate bonds. However, toward the end of 2004 we reduced the Fund’s exposure to this area, as higher risk sectors began to show signs of weakness. Within the mortgage sector, we gradually increased the Fund’s allocations to adjustable rate mortgages as substitutes for agency pass-throughs. However, by March 2005, we began to see more relative value opportunities in the pass-through market. While we remained underweight in mortgages versus the benchmark, we did selectively add to the Fund’s mortgage holdings. We have been adding back to the Fund’s pass-through exposure in recent months, as we have been seeing relative value opportunities during periods of spread widening. We continue to believe that pass-throughs have spread-widening potential, however, we remain cautious. We took profits and pared down the Fund’s exposure to ABS as they began approaching what we felt was their fair value. At the end of the reporting period, all of the Fund’s ABS exposure was concentrated in short-term, high quality securities, which we consider to be cash equivalents. At the end of the reporting period, 27.0% of the Fund’s portfolio was held in cash/cash equivalents. Cash equivalents included short duration (<1 year), high quality (AAA) fixed income securities but do not include MBS derivatives of similar duration or quality. These securities were held as collateral against mortgage dollar rolls, called TBAs (“to be allocated”), which are highly liquid obligations to buy/sell a mortgage bond in the future. TBAs offer exposure to the mortgage market without actually having to allocate specific mortgage pools. We purchase TBAs if we are looking for liquidity or whenever we believe financing conditions within the roll market are favorable. Portfolio Highlights Asset-Backed Securities — 11.4% on October 31, 2004 and 0.8% on April 30, 2005. Corporates — 17.1% on October 31, 2004 and 15.2% on April 30, 2005. Emerging Market Debt — 0.4% on October 31, 2004 and 0.4% on April 30, 2005. Governments — 16.9% on October 31, 2004 and 10.1% on April 30, 2005. Mortgage-Backed Securities — 26.5% on October 31, 2004 and 37.8% on April 30, 2005. Quasi-Governments — 10.0% on October 31, 2004 and 8.0% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income Investment Management Team May 9, 2005 FUND BASICS

23 Core Fixed Income Fund as of April 30, 2005 PERFORMANCE REVIEW Lehman Brothers November 1, 2004– Fund Total Return Aggregate 30-Day April 30, 2005 (based on NAV)1 Bond Index2 Standardized Yield3 Class A 1.06% 0.98% 2.35% Class B 0.68 0.98 1.72 Class C 0.68 0.98 1.72 Institutional 1.26 0.98 2.86 Service 1.01 0.98 2.37 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. STANDARDIZED TOTAL RETURNS4 For the period ended 3/31/05 Class A Class B Class C Institutional Service One Year -3.19% -4.46% -0.43% 1.74% 1.23% Five Years 6.00 5.79 6.17 7.42 6.89 Ten Years N/A N/A N/A 7.24 N/A Since Inception 5.89 5.74 5.44 6.65 6.32 (5/1/97) (5/1/97) (8/15/97) (1/5/94) (3/13/96) 4 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. $331.5 Million Assets Under Management GCFIX Class A Shares NASDAQ SYMBOLS GCFBX Class B Shares GCFCX Class C Shares GSFIX Institutional Shares GSCSX Service Shares $1.8 Billion S E C TO R A L LOCAT I O N A S O F 4 / 3 0 / 0 5 5 Percentage of Portfolio 5 Percentages may not sum to 100% due to exclusion of the Fund’s cash position. The Fund is actively managed and, as such, its composition may differ over time. 6 “Quasi-governments” include agency securities offered by companies such as Fannie Mae and Freddie Mac, which operate under a government charter. Although quasi-government agencies have to answer to a government regulator, their assets are not explicitly guaranteed by the government, and they otherwise operate like any other publicly traded company. FUND BASICS

24 0% 5% 10% 15% 20% 25% 30% 35% 40% Emerging Markets Debt High Yield Asset-Backed Quasi- Governments6 Governments Corporates Mortgage- Backed 37.8% 10.1% 0.8% 0.7% 0.4% 8.0% 15.2%

25 PORTFOLIO RESULTS Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 0.79%, 1.10%, and 1.13%, respectively. These returns compare to the 0.57% cumulative total return of the Fund’s benchmark, the Lehman Brothers U.S. Credit Index, over the same time period.* In the beginning of the period, demand for corporate bonds was strong given the low interest rate, low volatility market. The Fund’s underweight exposure to the automotive sector also had a positive impact on performance during the period. The most significant detractor from excess returns for the period was the Fund’s low quality bias in the month of March, when higher quality credits outperformed lower quality credit counterparts. This was due to a flight to quality sparked by negative automotive sector credit events. Market Review The Lehman Brothers U.S. Credit Index generated a modest gain over the reporting period. In the beginning of the period, demand for corporate bonds was strong, given the low interest rate, low volatility market. However, the market sold off as oil prices remained high, and due to the adverse effects of Ford and General Motors’ earnings revisions and the subsequent downgrade of their bonds to high yield status by Standard & Poor’s. Investment Objective The Fund seeks a high level total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers U.S. Credit Index. Investment Strategies In seeking to meet the Fund’s investment objective, we invest at least 80% of its net assets in investment grade fixed income securities, primarily corporate securities. The Fund may also invest in U.S. government securities, mortgage-backed securities, asset-backed securities, emerging market securities and non-U.S. dollar securities. In addition, to the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contracts. The Fund also makes use of currency forwards for the purpose of hedging all non-U.S. dollar exposure back to the base U.S. dollar currency. Investment Grade Credit Fund Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs Investment Grade Credit Fund during the six-month reporting period that ended April 30, 2005. * Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. PORTFOLIO RESULTS

26 We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, or changing interest rates. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views. Portfolio Composition From a credit quality perspective, for much of the period the Fund held an overweight in BBB rated bonds versus the Lehman Brothers U.S. Credit Index. In terms of sector positioning, the Fund had an overweight in communications and an underweight in the automotive sector. Collectively, these positioning strategies help the Fund to outperform its benchmark during the six-month reporting period. Portfolio Highlights Corporates — 95.0% on October 31, 2004 and 94.9% on April 30, 2005. Emerging Market Debt — 0.6% on October 31, 2004 and 0.3% on April 30, 2005. We thank you for your investment and look forward to your continued confidence. Goldman Sachs Fixed Income Investment Management Team May 9, 2005 FUND BASICS

FUND BASICS

Investment Grade Credit Fund

as of April 30, 2005

Assets Under Management

$145.7 Million

NASDAQ SYMBOLS

Class A Shares

GSGAX

Institutional Shares

GSGDX

Separate Account Institutional Shares

GSCPX

PERFORMANCE REVIEW

November 1, 2004–April 30, 2005	Fund Total Return (based on NAV)[1]	Lehman Brothers U.S. Credit Index[2]	30-Day Standardized Yield[3]
Class A	0.79%	0.57%	4.10%
Institutional	1.10	0.57	4.73
Separate Account Institutional	1.13	0.57	4.76

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and Non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 3/31/05	Class A	Institutional	Separate Account Institutional
One Year	-3.66%	1.41%	1.47%
Since Inception (11/3/03)	1.05	4.99	4.97

[4] **The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/05[5]

Sector Allocation	
Corporates	94.9%
High Yield	0.7
Emerging Market Debt	0.3

[5] Figures represent a percentage of net assets and, due to rounding, may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

27

28 SECTOR ALLOCATION AS OF 4/30/05 5 Percentage of Portfolio 5 Percentages may not sum to 100% due to exclusion of the Fund’s cash position. The Fund is actively managed and, as such, its composition may differ over time. 0% 5% 10% 15% 20% 25% Emerging Market Debt Energy Basic Industry Natural Gas Transportation Brokerage Capital Goods Consumer Noncyclical Electric REITs Financial Co. Consumer Cyclical Insurance Communications Bank 20.1% 17.2% 11.2% 9.4% 8.3% 6.7% 6.2% 4.1% 3.7% 2.1% 2.0% 1.9% 1.8% 0.9% 0.3%

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – 54.3%

Automotive – 0.3%
Ford Motor Credit Co.
$375,000	6.13%	01/09/2006	$376,723
825,000	6.88	02/01/2006	834,500

			$1,211,223

Banks – 15.6%
Bank of America Corp.
$9,500,000	6.38%	05/15/2005	$9,509,139
BB&T Corp.(a)
15,000,000	6.38	06/30/2005	15,074,415
Credit Suisse First Boston New York(b)
3,375,000	6.50	05/01/2008	3,570,510
Credit Suisse First Boston USA, Inc.
2,975,000	4.13	01/15/2010	2,920,127
FleetBoston Financial Corp.
8,000,000	7.25	09/15/2005	8,111,944
Golden West Financial Corp.
3,200,000	5.50	08/08/2006	3,267,043
Nordea Bank Finland PLC
2,500,000	6.50	01/15/2006	2,551,763
Santander Financial Issuances
2,565,000	7.25	05/30/2006	2,654,603
Wachovia Corp.
6,250,000	6.88	09/15/2005	6,325,750
3,009,000	7.50	07/15/2006	3,135,420
Washington Mutual, Inc.
1,985,000	7.50	08/15/2006	2,071,479
2,133,000	4.38	01/15/2008	2,133,544
Wells Fargo & Co.
3,800,000	7.25	08/24/2005	3,842,978
3,325,000	6.75	10/01/2006	3,462,173

			$68,630,888

Brokerage – 1.6%
Lehman Brothers, Inc
$2,100,000	7.63%	06/01/2006	$2,184,334
Morgan Stanley
5,000,000	4.00	01/15/2010	4,869,029

			$7,053,363

Electric(b) – 1.4%
Singapore Power Ltd.
$6,500,000	3.80%	10/22/2008	$6,376,194

Food & Beverage – 3.0%
Nabisco, Inc.
$11,500,000	6.85%	06/15/2005	$11,541,722
Sara Lee Corp.
1,500,000	6.40	06/09/2005	1,503,104

			$13,044,826

Life Insurance – 11.7%
Equitable Life Assurance Society(b)
$7,080,000	6.95%	12/01/2005	$7,207,985
ING Security Life Institutional Funding(b)
3,600,000	4.25	01/15/2010	3,576,881
Jackson National Life Insurance Co.(b)
2,000,000	5.25	03/15/2007	2,052,058
Lincoln National Corp.
3,750,000	7.25	05/15/2005	3,754,939
Metropolitan Life Insurance Co.(b)
16,290,000	7.00	11/01/2005	16,557,498
Monumental Global Funding(b)
4,390,000	5.20	01/30/2007	4,481,650
Monumental Global Funding II(b)
5,000,000	6.05	01/19/2006	5,082,600
Prudential Insurance Co.(b)
8,450,000	6.38	07/23/2006	8,693,360

			$51,406,971

Noncaptive-Consumer – 7.3%
American General Finance Corp.
$17,500,000	4.50%	11/15/2007	$17,531,636
Countrywide Home Loans, Inc.(a)
5,500,000	3.40	06/02/2006	5,519,998
HSBC Finance Corp.
9,000,000	4.13	11/16/2009	8,828,985

			$31,880,619

Property/ Casualty Insurance – 3.8%
ACE INA Holdings, Inc.
$2,000,000	8.30%	08/15/2006	$2,104,437
ACE Ltd.
6,487,000	6.00	04/01/2007	6,682,566
The Hartford Financial Services Group, Inc.
7,815,000	7.75	06/15/2005	7,852,402

			$16,639,405

Wireless Telecommunications – 2.1%
Verizon Wireless Capital LLC
$9,250,000	5.38%	12/15/2006	$9,434,089

Wirelines Telecommunications – 7.5%
Alltel Corp
$750,000	4.66%	05/17/2007	$756,372
Ameritech Capital Funding
375,000	6.25	05/18/2009	397,694
British Telecom PLC
13,000,000	7.88	12/15/2005	13,336,050
GTE California, Inc.
7,000,000	7.65	03/15/2007	7,390,727
SBC Communications, Inc.
1,375,000	4.13	09/15/2009	1,352,384
Telefonica Europe BV
7,500,000	7.35	09/15/2005	7,603,193
Verizon Global Funding Corp.
2,000,000	7.60	03/15/2007	2,109,861

			$32,946,281

TOTAL CORPORATE BONDS
(Cost $238,656,595)			$238,623,859

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures – 36.4%

Dexia Municipal Agency
$5,000,000	5.13%	09/11/2006	$5,080,925
Federal Farm Credit Bank
4,500,000	5.40	05/10/2006	4,577,445
6,500,000	6.60	07/07/2006	6,718,952
Federal Home Loan Bank
15,000,000	1.72	01/23/2006	14,809,560
10,000,000	3.02	05/23/2006	9,931,910
18,000,000	2.30 (a)	08/30/2006	17,665,578
Federal Home Loan Mortgage Corp.
10,000,000	2.50	12/15/2005	9,936,845
10,628,000	0.00 (c)	01/15/2006	10,371,769
8,800,000	2.14	02/24/2006	8,701,150
5,000,000	2.27	04/28/2006	4,934,948
6,550,000	6.75	05/30/2006	6,756,692
11,725,000	2.50	08/24/2006	11,538,936
11,628,000	0.00 (c)	01/15/2007	10,897,576
Federal National Mortgage Association
4,000,000	5.50	02/15/2006	4,057,848
11,000,000	3.25	06/28/2006	10,934,044
Financing Corp. (FICO) Strip(c)
3,073,000	0.00	04/05/2006	2,974,894
Government Loan Trust(c)
7,644,000	0.00	04/01/2007	7,111,412
Inter-American Development Bank
9,000,000	3.53	05/25/2005	9,001,275
1,000,000	6.25	04/15/2006	1,024,368
Oesterreich Federal Financing Agency
3,000,000	7.38	05/11/2005	3,002,355

TOTAL AGENCY DEBENTURES
(Cost $161,015,276)			$160,028,482

Asset-Backed Securities – 10.3%

Auto – 8.3%
AESOP Funding II LLC Series 2003-3A, Class A1(b)
$20,000,000	2.75%	07/20/2007	$19,807,200
BMW Vehicle Owner Trust Series 2002-A, Class A4
5,899,793	4.46	05/25/2007	5,918,054
Capital One Auto Finance Trust Series 2002-B, Class A3A
5,553,955	2.71	10/16/2006	5,550,397
Drive Auto Receivables Trust Series 2002-1, Class A3(b)
3,137,792	3.68	09/15/2006	3,138,772
WFS Financial Owner Trust Series 2002-2, Class A3
2,033,857	3.81	02/20/2007	2,034,652

			$36,449,075

Equipment – 2.0%
Ikon Receivables LLC Series 2003-1, Class A3B
$8,544,981	2.33%	12/17/2007	$8,494,711

TOTAL ASSET-BACKED SECURITIES
(Cost $45,331,250)			$44,943,786

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 101.0%
(Cost $445,003,121)			$443,596,127

Repurchase Agreement(d) – 1.2%

Joint Repurchase Agreement Account II
$5,400,000	2.97%	05/02/2005	$5,400,000
Maturity Value: $5,401,336
(Cost $5,400,000)

TOTAL INVESTMENTS – 102.2%
(Cost $450,403,121)			$448,996,127

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $80,544,708, which represents approximately 18.3% of net assets as of April 30, 2005.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Joint repurchase agreement was entered into on April 29, 2005.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Enhanced Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$900,000,000	2.97%	05/02/2005	$900,222,750

Barclays Capital PLC	1,700,000,000	2.97	05/02/2005	1,700,420,750

Bear Stearns & Co.	300,000,000	2.98	05/02/2005	300,074,500

Deutsche Bank Securities, Inc.	610,000,000	2.97	05/02/2005	610,150,975

Greenwich Capital Markets	400,000,000	2.97	05/02/2005	400,099,000

Merrill Lynch	250,000,000	2.97	05/02/2005	250,061,875

Morgan Stanley & Co.	1,411,700,000	2.97	05/02/2005	1,412,049,396

UBS Securities LLC	750,000,000	2.95	05/02/2005	750,184,375

UBS Securities LLC	450,000,000	2.96	05/02/2005	450,111,000

Westdeutsche Landesbank AG	900,000,000	2.97	05/02/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035; and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	237	June 2005	$57,220,688	$(205,369)
Eurodollars	145	September 2005	34,892,438	(5,466)
Eurodollars	90	December 2005	21,614,625	(41,921)
Eurodollars	41	March 2006	9,833,850	5,001
Eurodollars	20	June 2006	4,791,500	15,432
Eurodollars	(22)	September 2006	(5,265,700)	3,694
Eurodollars	(87)	December 2006	(20,807,138)	53,940
2 Year U.S. Treasury Notes	(458)	June 2005	(95,128,032)	146,198
5 Year U.S. Treasury Notes	(430)	June 2005	(46,634,844)	(302,886)

			$(39,482,613)	$(331,377)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 61.8%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) – 4.3%
$134,934	3.37%	08/01/2016	$135,064
202,634	3.82	08/01/2018	203,585
176,010	3.45	11/01/2018	179,862
1,033,095	5.62	11/01/2018	1,061,677
73,011	3.53	02/01/2019	73,257
210,898	3.89	02/01/2019	217,219
161,024	3.43	03/01/2019	161,184
100,361	3.90	03/01/2019	100,868
149,457	3.25	06/01/2019	150,560
204,623	4.01	07/01/2019	204,313
2,902,959	3.88	11/01/2019	2,968,478
2,154,834	6.87	11/01/2019	2,225,469
226,965	3.96	01/01/2020	226,579
258,709	3.43	05/01/2021	258,833
127,091	6.21	01/01/2025	128,788
174,264	3.46	10/01/2026	174,506
50,122	3.50	08/01/2028	51,447
1,893,276	6.43	08/01/2028	1,944,602
842,004	7.26	01/01/2029	856,963
1,060,531	4.29	05/01/2029	1,096,144
300,988	7.16	05/01/2029	307,970
145,530	4.20	06/01/2029	146,835
117,447	4.38	09/01/2029	119,526
2,265,747	7.20	02/01/2030	2,316,245
306,389	6.89	03/01/2030	313,541
1,472,004	7.22	03/01/2030	1,507,276
177,251	3.28	04/01/2030	176,704
235,842	4.38	06/01/2030	240,609
948,612	4.50	12/01/2030	987,279
60,905	3.89	01/01/2031	62,212
302,200	3.28	02/01/2031	301,403
92,081	3.61	05/01/2031	92,544
68,521	3.85	06/01/2031	70,306
92,075	5.65	11/01/2031	94,382
8,159,596	7.46	12/01/2031	8,230,676
6,560,109	7.60	12/01/2031	6,646,116
295,905	3.91	10/01/2032	299,314
82,777	4.07	02/01/2033	85,087
3,658,827	3.96	07/01/2033	3,633,650
4,941,395	3.88	09/01/2033	4,886,304
237,838	4.40	11/01/2033	238,064
637,924	4.43	11/01/2033	650,452
1,718,050	5.60	05/01/2035	1,747,305

			$45,573,198

Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 15.2%
$351,405	4.06%	03/01/2017	$355,260
1,448,782	6.64	04/01/2017	1,486,924
155,675	3.73	08/01/2017	158,369
297,220	3.37	09/01/2017	302,981
278,366	3.43	09/01/2017	283,755
108,609	4.05	11/01/2017	110,308
109,520	3.13	12/01/2017	110,738
81,866	4.88	12/01/2017	82,955
747,399	3.23	03/01/2018	758,064
263,269	3.53	03/01/2018	268,365
2,588,169	3.22	07/01/2018	2,625,058
492,953	4.42	08/01/2018	502,792
124,816	3.25	10/01/2018	126,599
256,438	3.28	10/01/2018	261,347
330,320	3.30	10/01/2018	331,317
799,410	3.43	10/01/2018	812,185
386,782	3.50	10/01/2018	390,367
18,557	3.47	11/01/2018	18,671
82,627	3.98	11/01/2018	83,467
85,965	3.38	12/01/2018	87,202
401,123	3.17	01/01/2019	405,597
190,901	3.38	01/01/2019	193,061
77,652	3.17	04/01/2019	78,628
1,294,345	4.01	04/01/2019	1,309,366
2,964,989	3.15	05/01/2019	3,012,415
1,089,195	3.37	05/01/2019	1,102,708
691,563	3.41	06/01/2019	699,410
509,463	3.42	06/01/2019	519,243
443,380	6.12	07/01/2019	456,129
809,723	3.43	08/01/2019	825,268
933,814	4.26	08/01/2019	944,211
102,628	3.84	09/01/2019	103,655
63,980	4.52	09/01/2019	64,766
118,974	3.51	11/01/2019	120,332
3,931,216	4.37	11/01/2019	4,057,212
50,082	3.45	04/01/2020	50,895
1,671,671	5.54	05/01/2020	1,727,505
1,060,797	3.13	06/01/2020	1,080,887
348,553	3.43	06/01/2020	354,120
614,781	3.41	11/01/2020	626,573
1,289,829	2.93	12/25/2020	1,285,680
702,921	3.61	03/01/2021	714,258
220,354	3.46	09/01/2021	226,178
124,109	3.71	12/01/2021	126,832
2,115,990	3.68	01/01/2022	2,144,505
119,060	6.29	02/01/2022	123,595
277,347	3.86	05/20/2022	279,430
10,048,563	3.65	12/01/2022	10,216,089
616,549	3.84	02/01/2023	633,358
22,914	6.22	12/01/2023	23,100
1,767,806	4.08	01/01/2024	1,815,942
1,424,966	4.60	03/01/2024	1,464,706
12,323,741	3.37	04/01/2024	12,455,562
1,461,977	3.74	06/20/2024	1,474,248
98,731	5.61	08/01/2024	100,840
539,999	5.07	01/01/2025	555,129
222,554	7.08	10/01/2025	228,260
3,696,702	2.46	03/25/2027	3,669,216
113,699	4.22	06/01/2027	115,043
72,868	4.25	12/01/2027	73,731
147,651	4.55	01/01/2028	150,376
35,041	6.37	01/01/2028	35,915
470,737	3.81	05/01/2028	482,521

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate FNMA(a) – (continued)
$121,868	3.92%	06/01/2028	$126,824
185,456	3.72	09/01/2028	190,916
1,204,775	3.74	01/01/2029	1,217,859
65,197	3.14	06/01/2029	65,961
91,870	3.28	06/01/2029	92,958
99,159	5.78	06/01/2029	102,542
2,448,201	3.82	05/01/2030	2,475,833
154,821	4.68	02/01/2031	159,875
672,514	5.76	05/01/2031	695,323
536,535	4.05	06/01/2031	547,207
3,088,734	5.67	07/01/2031	3,114,047
1,291,814	4.05	08/01/2031	1,318,865
81,856	6.07	08/01/2031	83,398
547,910	6.18	08/01/2031	559,165
2,350,675	5.64	11/01/2031	2,387,180
916,120	5.52	12/01/2031	935,992
935,783	6.22	01/01/2032	955,640
695,765	6.76	01/01/2032	723,890
99,918	5.35	02/01/2032	102,617
661,596	6.18	02/01/2032	668,537
69,867	3.57	03/01/2032	72,400
3,754,814	6.12	03/01/2032	3,802,178
649,046	6.23	03/01/2032	656,867
432,979	4.85	04/01/2032	444,558
1,979,223	5.61	04/01/2032	1,995,421
331,106	4.30	05/01/2032	337,903
665,467	5.26	05/01/2032	681,001
1,114,011	5.95	07/01/2032	1,125,685
103,693	3.40	08/01/2032	103,646
198,722	4.19	09/01/2032	204,448
549,827	4.22	09/01/2032	564,255
156,712	4.79	09/01/2032	160,781
1,164,138	4.81	09/01/2032	1,185,250
2,071,322	5.15	09/01/2032	2,057,118
914,204	4.75	10/01/2032	933,937
96,323	4.12	12/01/2032	97,332
1,623,431	4.89	12/01/2032	1,648,866
2,438,835	4.65	01/01/2033	2,462,817
1,705,004	5.00	01/01/2033	1,730,046
4,624,381	4.96	02/01/2033	4,640,104
4,279,242	4.49	03/01/2033	4,304,876
11,996,326	4.75	03/01/2033	12,107,801
15,323,570	4.77	03/01/2033	15,613,874
234,013	4.06	04/01/2033	234,630
1,243,838	4.79	04/01/2033	1,260,101
2,587,767	4.69	05/01/2033	2,625,281
6,116,006	3.87	07/01/2033	6,083,816
1,769,975	3.96	07/01/2033	1,759,955
3,539,944	4.00	07/01/2033	3,530,592
522,769	3.87	08/01/2033	528,868
563,735	4.42	01/01/2034	563,610
185,328	4.53	02/01/2034	190,428
75,744	4.22	05/01/2036	77,309
150,824	4.32	11/01/2038	155,113
590,092	3.42	06/01/2040	599,330
2,249,985	5.46	07/01/2040	2,314,584
70,270	3.22	02/01/2041	71,005

			$158,733,634

Adjustable Rate Government National Mortgage Association (GNMA)(a) – 9.1%
$10,212,708	4.00%	11/20/2033	$10,250,409
7,653,201	3.75	01/20/2034	7,571,356
13,436,435	3.75	02/20/2034	13,291,883
7,505,357	3.75	04/20/2034	7,412,019
37,470,230	4.50	08/20/2034	37,875,283
7,358,844	4.75	08/20/2034	7,439,644
11,404,003	4.50	12/20/2034	11,549,290

			$95,389,884

Adjustable Rate Non-Agency(a) – 6.4%
Bank of America Mortgage Securities Series 2002-J, Class A2
$1,785,277	4.88%	09/25/2032	$1,784,895
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
732,115	4.14	08/25/2033	735,958
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 1A1
14,617,601	3.37	01/25/2035	14,639,966
Countrywide Home Loans Series 2003-37, Class 1A1
406,320	3.96	08/25/2033	408,364
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
6,274,799	5.10	03/25/2033	6,310,086
DLJ Mortgage Acceptance Corp. Series 1995-4, Class A
700,501	4.15	01/25/2025	703,738
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
4,540,513	4.74	08/25/2034	4,577,547
Sequoia Mortgage Trust Series 2004-10, Class A3A
12,218,859	3.66	11/20/2034	12,220,884
Sequoia Mortgage Trust Series 8, Class 3A
12,332,541	4.03	08/20/2032	12,321,441
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 4A2
10,278,883	4.58	02/25/2034	10,320,000
Washington Mutual Series 2002-AR7, Class A6
3,095,892	5.53	07/25/2032	3,096,895

			$67,119,774

Collateralized Mortgage Obligations (CMOs) – 14.4%
Interest Only(b) – 0.1%
FHLMC Series 2586, Class NX
$4,229,110	4.50%	08/15/2016	$467,368
FNMA REMIC Trust Series 1990-145, Class B
3,169	1,004.96	12/25/2020	56,893

			$524,261

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Inverse Floaters(a) – 0.3%
FHLMC Series 1606, Class SC
$2,692,258	16.50%	11/15/2008	$3,014,181
FNMA REMIC Trust Series 1996-20, Class SB
2,479,739	13.43	10/25/2008	315,725

			$3,329,906

Inverse Floating Rate — Interest Only(a)(b) – 0.0%
FNMA Series 1996-40, Class SG
$2,684,310	14.34%	03/25/2009	$471,638

Planned Amortization Class (PAC) CMOs – 2.1%
FHLMC Series 1364, Class K
$663,509	5.00%	09/15/2007	$665,314
FHLMC Series 1377, Class H
1,813,889	6.00	09/15/2007	1,818,079
FHLMC Series 1415, Class N
1,412,337	6.75	11/15/2007	1,426,534
FHLMC Series 1680, Class PJ
2,804,000	6.50	02/15/2023	2,839,728
FHLMC Series 1692, Class PJ
712,697	6.50	04/15/2023	715,767
FHLMC Series 1703, Class GA
439,646	6.50	10/15/2008	440,055
FHLMC Series 2113, Class TE
4,797,531	6.00	01/15/2014	4,973,268
FHLMC Series 2298, Class PD
803,050	6.50	03/15/2030	806,084
FHLMC Series 2479, Class TC
3,507,880	5.50	12/15/2014	3,532,155
FNMA REMIC Trust Series 1992-193, Class HD
2,146,553	7.00	11/25/2007	2,200,699
FNMA REMIC Trust Series 1993-225, Class WC
1,585,490	6.50	12/25/2013	1,651,715
FNMA REMIC Trust Series 1993-35, Class H
442,453	6.75	02/25/2008	446,334
GNMA Series 2002-3, Class LE
104,655	6.50	08/20/2030	104,493

			$21,620,225

Regular Floater CMOs(a) – 4.2%
Collateralized Mortgage Securities Corp. Series N, Class 2
$564,658	3.47%	08/25/2017	$568,765
FHLMC Series 1509, Class F
8,722,311	4.00	04/15/2008	8,762,476
FHLMC Series 1606, Class FC
9,883,885	3.22	11/15/2008	9,807,183
FHLMC Series 1612, Class FD
1,025,099	3.22	11/15/2008	1,013,553
FHLMC Series 1661, Class FD
9,215,982	4.38	01/15/2009	9,362,411
FHLMC Series 1665, Class FA
592,460	4.01	06/15/2023	589,025
FHLMC Series 1826, Class F
404,276	3.40	09/15/2021	404,193
FNMA REMIC Trust Series 1993-190, Class F
6,323,960	3.45	10/25/2008	6,256,949
FNMA REMIC Trust Series 1993-196, Class FD
539,085	3.30	10/25/2008	533,942
FNMA REMIC Trust Series 1993-214, Class FA
1,534,419	3.83	12/25/2008	1,547,395
FNMA REMIC Trust Series 1993-233, Class FA
1,328,920	3.22	12/25/2008	1,314,921
FNMA REMIC Trust Series 1994-15, Class FC
228,511	3.56	06/25/2023	227,563
FNMA Series 1993-231, Class FE
2,903,150	3.93	12/25/2008	2,934,654
FNMA Series 1998-66, Class FC
712,085	3.47	11/17/2028	718,121

			$44,041,151

Sequential Fixed Rate CMOs – 7.2%
FHLMC Series 1216, Class GC
$1,656,577	7.00%	03/15/2007	$1,668,152
FHLMC Series 1246, Class J
387,379	7.50	05/15/2007	388,114
FHLMC Series 1423, Class FF
5,662,486	7.00	12/15/2007	5,759,509
FHLMC Series 1720, Class PJ
3,028,578	7.25	01/15/2024	3,121,171
FHLMC Series 2282, Class VB
198,708	6.00	06/15/2014	198,517
FHLMC Series 2359, Class PC
7,118,917	6.00	07/15/2015	7,172,052
FHLMC Series 2423, Class MB
17,214	7.00	07/15/2030	17,196
FHLMC Series 2441, Class JA
4,507,410	6.00	12/15/2029	4,520,553
FHLMC Series 2448, Class AV
9,125,830	6.50	09/15/2013	9,124,112
First Nationwide Trust Series 2001-4, Class 1A1
4,366,819	6.75	09/21/2031	4,397,785
FNMA REMIC Trust Series 1993-014, Class A
75,265	6.00	02/25/2008	75,965
FNMA REMIC Trust Series 1993-121, Class Z
12,912,874	7.00	07/25/2023	13,477,766
FNMA REMIC Trust Series 1993-135, Class PG
2,381,887	6.25	07/25/2008	2,427,125
FNMA REMIC Trust Series 1993-212, Class PC
4,518,436	4.50	09/25/2008	4,532,615
FNMA REMIC Trust Series 1996-14, Class J
719,412	6.15	03/25/2009	734,753
FNMA Series 1994-28, Class H
2,627,786	6.25	03/25/2023	2,643,247
FNMA Series 1994-72, Class J
7,455,000	6.00	06/25/2023	7,639,651
GNMA REMIC Trust 2001-27, Class VD
7,352,208	6.50	06/16/2017	7,441,203
Residential Funding Mortgage Sec I Series 2002-S9, Class A5
129,366	6.00	07/25/2017	129,325

			$75,468,811

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Support – 0.5%
FHLMC Series 1639, Class M
$5,232,425	6.00%	12/15/2008	$5,334,066

TOTAL CMOs			$150,790,058

Commercial Mortgage-Backed Securities (CMBS)(a)(b)(c) – 1.2%
Interest Only
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
$142,041,083	1.37%	02/15/2035	$4,728,803
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.24	03/18/2036	7,521,182

TOTAL CMBS			$12,249,985

FHLMC – 4.8%
$3,822,842	7.00%	02/01/2009	$4,020,755
2,212,491	7.00	03/01/2009	2,327,555
4,973,564	7.00	04/01/2009	5,229,924
2,164,563	7.00	05/01/2009	2,277,134
1,931,288	7.00	06/01/2009	2,031,727
1,889,739	7.50	06/01/2009	1,972,322
257,209	6.50	03/01/2013	268,683
688,903	6.50	04/01/2013	719,635
363,975	6.50	05/01/2013	380,212
618,486	6.50	06/01/2013	646,076
6,176,770	8.00	12/01/2015	6,553,182
1,001,735	6.00	05/01/2017	1,038,573
1,086,187	7.00	04/01/2021	1,145,869
653,887	7.00	08/01/2021	689,815
4,687,207	7.00	03/01/2022	4,943,409
1,848,926	7.00	05/01/2022	1,949,989
7,538,422	7.00	06/01/2022	7,950,471
87,685	7.00	12/01/2025	92,836
5,075,885	6.50	12/01/2032	5,278,127
619,897	6.50	03/01/2033	643,710

			$50,160,004

FNMA – 6.4%
$2,688,787	6.00%	09/01/2011	$2,782,793
2,989,487	6.50	04/01/2012	3,120,154
7,298,153	6.00	05/01/2012	7,560,154
1,418,089	6.50	05/01/2012	1,480,072
5,640,389	6.00	06/01/2012	5,842,877
1,548,630	6.50	06/01/2012	1,616,309
18,632,869	5.50	01/01/2013	19,121,163
2,508,070	8.00	01/01/2016	2,663,309
1,101,354	7.00	03/01/2017	1,155,939
566,755	7.00	05/01/2017	594,844
13,931,211	5.50	03/01/2018	14,264,472
1,767,360	5.50	04/01/2018	1,809,638
662,640	7.00	07/01/2021	699,530
908,238	7.00	11/01/2021	958,800
696,412	7.00	12/01/2021	735,182
795,681	7.00	01/01/2022	839,977
163,864	7.00	02/01/2022	172,986
643,507	7.00	01/01/2028	679,351
975,698	6.50	04/01/2033	1,013,263

			$67,110,813

GNMA – 0.0%
$51,487	7.00%	12/15/2025	$54,669
303,663	7.00	04/15/2026	322,144

			376,813

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $654,911,340)			$647,504,163

Agency Debentures – 32.7%

Federal Farm Credit Bank
$20,000,000	1.85%	03/03/2006	$19,719,380
Federal Home Loan Bank
20,000,000	2.50	03/13/2006	19,817,020
24,000,000	2.50	03/30/2006	23,762,856
70,000,000	3.00	05/15/2006	69,538,021
FNMA
35,000,000	0.00 (d)	10/05/2005	34,517,700
30,000,000	0.00 (d)	03/17/2006	29,085,540
50,000,000	3.25	03/17/2006	49,863,050
20,900,000	2.15	04/13/2006	20,616,052
8,900,000	2.35	04/29/2006	8,790,767
50,000,000	3.01	06/02/2006	49,640,785
17,000,000	3.25	06/28/2006	16,898,068

TOTAL AGENCY DEBENTURES
(Cost $344,187,630)			$342,249,239

Asset-Backed Securities – 4.2%

Auto – 0.6%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$5,974,819	4.61%	01/12/2009	$6,013,203

Home Equity(a) – 3.6%
ACE Securities Corp. Series 2003-FM1, Class A2
$307,100	3.39%	11/25/2032	$307,180
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
12,223,995	3.17	12/15/2029	12,258,136
Impac CMB Trust Series 2003-6, Class A
9,409,194	3.34	07/25/2033	9,432,563
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV
1,121,506	3.47	10/25/2033	1,121,857

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Home Equity(a) – (continued)
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
$15,000,000	3.37%	07/25/2035	$15,049,866

			$38,169,602

TOTAL ASSET-BACKED SECURITIES
(Cost $44,250,548)			$44,182,805

U.S. Treasury Obligations(d) – 2.1%

United States Treasury Principal-Only Stripped Securities
$17,920,000	0.00%	05/15/2011	$17,264,361
7,300,000	0.00	05/15/2020	3,659,118
2,300,000	0.00	05/15/2021	1,089,349

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,308,746)			$22,012,828

TOTAL INVESTMENTS – 100.8%
(Cost $1,065,658,264)			$1,055,949,035

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,249,985, which represents approximately 1.2% of net assets as of April 30, 2005.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LIBOR	—	London Interbank Offer Rate
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	330	June 2005	$79,674,375	$(67,622)
Eurodollars	(34)	September 2005	(8,181,674)	(14,141)
Eurodollars	246	December 2005	59,079,975	(107,059)
Eurodollars	182	March 2006	43,652,700	22,198
Eurodollars	(418)	September 2006	(100,048,300)	170,337
Eurodollars	(626)	December 2006	(149,715,725)	412,844
U.S. Treasury Bonds	160	June 2005	18,375,000	658,237
2 Year U.S. Treasury Notes	(189)	June 2005	(39,255,891)	(3,912)
5 Year U.S. Treasury Notes	(623)	June 2005	(67,566,297)	(312,199)
10 Year U.S. Treasury Notes	150	June 2005	16,713,281	(42,608)

			$(147,272,556)	$716,075

SWAP CONTRACTS — At April 30, 2005, the Ultra Short Duration Government Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	Banc of America Securities LLC	$72,840	05/05/2008	3 month LIBOR Floating	4.35%	$—
Interest Rate	Banc of America Securities LLC	31,200	05/04/2011	4.53%	3 month LIBOR Floating	—
Interest Rate	Banc of America Securities LLC	35,000	06/10/2014	5.28%	3 month LIBOR Floating	(2,340,729)
Interest Rate	Banc of America Securities LLC	41,000	11/12/2019	5.07%	3 month LIBOR Floating	(1,790,370)

TOTAL						$(4,131,099)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations – 44.5%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) – 0.1%
$290,516	5.33	%(b)	05/01/2018	$295,121
256,959	5.71		10/01/2025	263,776

				$558,897

Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 12.7%
$634,163	3.69%		11/01/2017	$643,805
881,633	4.76		02/01/2018	897,697
417,016	0.00	(d)	02/25/2018	375,448
528,221	7.70		02/25/2018	605,109
414,532	3.88		06/01/2018	423,297
800,164	3.94		03/01/2019	810,732
829,065	5.54		05/01/2020	856,756
776,817	4.38		12/01/2020	782,388
314,209	5.74		01/01/2023	323,526
16,726,317	3.94		08/01/2029	16,910,566
1,260,872	5.64		07/01/2032	1,270,402
888,791	5.75		07/01/2032	902,395
2,345,616	5.31		01/01/2033	2,391,707
17,912,566	4.25		05/01/2033	17,967,997
2,841,264	4.01		08/01/2033	2,840,424
12,879,659	4.42		02/01/2034	12,935,319
7,008,783	4.30		03/01/2034	7,012,334
11,966,567	4.27		06/01/2034	12,191,658
8,440,578	4.30		07/01/2034	8,605,423
10,427,576	5.06		03/01/2035	10,571,476

				$99,318,459

Adjustable Rate Government National Mortgage Association (GNMA)(a) – 11.2%
$5,106,354	4.00%		11/20/2033	$5,125,204
2,657,726	3.75		01/20/2034	2,629,304
6,259,018	3.75		02/20/2034	6,191,683
7,353,620	3.75		05/20/2034	7,232,775
3,869,955	4.50		05/20/2034	3,895,642
8,924,238	4.50		07/20/2034	8,947,938
6,443,069	4.75		08/20/2034	6,513,814
21,254,278	4.50		09/20/2034	21,310,931
14,179,453	4.75		09/20/2034	14,266,002
5,007,625	4.75		10/20/2034	5,061,557
5,965,132	4.75		12/20/2034	6,038,861

				$87,213,711

Collateralized Mortgage Obligations (CMOs) – 13.6%
Interest Only(c) – 0.2%
FHLMC Series 2541, Class QI
$686,975	6.00%		01/15/2029	$8,827
FHLMC Series 2575 Class IB
4,169,067	5.50		08/15/2030	508,448
FHLMC Series 2586, Class NX
2,361,110	4.50		08/15/2016	260,932
FHLMC Series 2620, Class IO
4,412,042	5.50		08/15/2031	532,084

				$1,310,291

Inverse Floaters(a) – 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
$108,491	17.05%		11/25/2020	$131,709
FNMA REMIC Trust Series 1993-231, Class SA
22,281	13.41		12/25/2008	22,438
GNMA Series 2001-59, Class SA
34,041	16.67		11/16/2024	41,957

				$196,104

IOette(a)(c) – 0.0%
FHLMC Series 1161, Class U
$2,685	1,172.81%		11/15/2021	$4,746

Planned Amortization — Interest Only(c) – 0.0%
FHLMC Series 1587, Class HA
$232,183	6.50%		10/15/2008	$15,959

Planned Amortization Class (PAC) CMOs – 10.9%
FHLMC Series 1327, Class HA
$901,588	7.50%		07/15/2007	$903,904
FHLMC Series 1377, Class H
4,270,102	6.00		09/15/2007	4,279,966
FHLMC Series 1415, Class N
459,010	6.75		11/15/2007	463,624
FHLMC Series 1429, Class G
1,090,278	7.00		11/15/2007	1,104,974
FHLMC Series 1475, Class K
1,191,551	7.00		02/15/2008	1,214,259
FHLMC Series 1556, Class H
2,063,000	6.50		08/15/2013	2,151,632
FHLMC Series 1564, Class H
3,317,847	6.50		08/15/2008	3,391,644
FHLMC Series 1601, Class PL
1,756,544	6.00		10/15/2008	1,791,532
FHLMC Series 1606, Class H
3,055,001	6.00		11/15/2008	3,118,908
FHLMC Series 1655, Class K
14,000,000	6.50		01/15/2009	14,414,490
FHLMC Series 1703, Class GB
13,396,738	6.50		02/15/2009	13,677,047
FHLMC Series 1916, Class PC
3,700,000	6.75		12/15/2011	3,881,536
FNMA REMIC Trust Series 1992-142, Class K
2,116,377	7.00		08/25/2007	2,167,430
FNMA REMIC Trust Series 1993-010, Class PH
290,539	6.50		12/25/2007	292,122
FNMA REMIC Trust Series 1993-028, Class PJ
1,330,934	7.00		03/25/2008	1,356,363
FNMA REMIC Trust Series 1993-052, Class J
3,727,396	6.50		04/25/2008	3,805,750
FNMA REMIC Trust Series 1993-121, Class Z
7,173,819	7.00		07/25/2023	7,487,648
FNMA REMIC Trust Series 1993-126, Class PG
3,600,838	6.50		07/25/2008	3,696,917
FNMA REMIC Trust Series 1993-135, Class PG
2,722,156	6.25		07/25/2008	2,773,857
FNMA Series 1993-118, Class J
1,942,263	6.50		06/25/2008	1,967,763

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

PAC CMOs – (continued)
FNMA Series 1993-207, Class G
$3,296,380	6.15%	04/25/2023	$3,353,395
FNMA Series 1994-23, Class PE
729,385	6.00	08/25/2022	731,203
FNMA Series 1994-86, Class PH
556,075	6.00	10/25/2008	555,111
FNMA Series 2002-22, Class VB
2,227,206	6.50	08/25/2009	2,261,174
GNMA REMIC Trust Series 2002-45, Class QD
4,273,792	6.50	06/20/2031	4,304,294

			$85,146,543

Principal Only(d) – 0.0%
FNMA REMIC Trust Series G92-28, Class A
$87,598	0.00%	05/25/2007	$85,744

Sequential Fixed Rate CMOs – 1.8%
FHLMC Series 108, Class G
$1,151,514	8.50%	12/15/2020	$1,150,821
FHLMC Series 1980, Class Z
3,959,993	7.00	07/01/2027	4,136,584
FHLMC Series 2019, Class Z
3,929,042	6.50	12/15/2027	4,087,763
FNMA REMIC Trust Series 1989-66, Class J
1,397,287	7.00	09/25/2019	1,468,720
FNMA REMIC Trust Series 1990-16, Class E
955,400	9.00	03/25/2020	1,032,234
FNMA REMIC Trust Series 1992-33, Class K
1,989,196	8.50	03/25/2018	2,175,824
GNMA REMIC Trust Series 1995-3, Class DQ
176,457	8.05	06/16/2025	188,158

			$14,240,104

Target Amortization Class (TAC) – 0.7%
FNMA REMIC Trust Series 1994-18, Class D
$5,333,333	6.75%	02/25/2024	$5,478,337

TOTAL CMOs $106,477,828

FHLMC – 2.6%
$9,705,289	4.50%	05/01/2008	$9,745,382
42,904	7.00	01/01/2009	45,135
68,300	7.00	02/01/2009	71,852
37,845	7.00	03/01/2009	39,524
99,879	7.00	04/01/2009	104,840
96,441	7.00	05/01/2009	101,456
12,342	6.50	05/01/2010	12,887
60,272	6.50	06/01/2010	62,798
903,854	6.50	07/01/2010	941,725
161,725	7.00	07/01/2010	170,136
1,204	6.50	08/01/2010	1,254
200,732	7.00	01/01/2011	209,639
85,073	7.00	12/01/2012	89,491
303,142	6.50	01/01/2013	316,665
174,083	6.50	04/01/2013	181,849
342,992	6.50	05/01/2013	358,292
160,737	6.50	06/01/2013	167,907
144,362	6.50	10/01/2013	150,802
290,989	8.50	10/01/2015	315,622
2,137,291	8.00	12/01/2015	2,267,537
85,772	7.00	03/01/2016	90,233
3,598,988	7.00	04/01/2022	3,795,709
54,122	7.50	01/01/2031	57,799
815,767	6.50	12/01/2032	848,271

			$20,146,805

FNMA – 4.2%
$5,297	7.00%	11/01/2007	$5,555
120,823	7.00	12/01/2007	126,705
2,844	7.00	05/01/2008	2,983
24,731	7.00	08/01/2008	25,940
845,147	7.00	09/01/2008	886,448
19,889	7.00	12/01/2009	20,861
123,470	8.50	05/01/2010	129,600
1,981	7.00	06/01/2010	2,077
9,614	7.00	08/01/2010	10,089
6,744	7.00	01/01/2011	7,036
96,373	7.00	07/01/2011	101,136
2,606	7.00	11/01/2011	2,719
7,561,897	5.50	01/01/2013	7,760,083
114,868	6.00	01/01/2014	118,826
336,014	6.00	03/01/2014	347,592
31,679	5.50	04/01/2014	32,153
52,397	8.50	09/01/2015	56,771
316,065	8.50	10/01/2015	342,449
91,684	8.50	12/01/2015	99,395
1,665,726	5.50	07/01/2018	1,705,572
992,260	5.50	08/01/2018	1,015,997
1,154,819	5.50	09/01/2018	1,182,445
158,199	5.50	12/01/2018	161,983
248,985	7.00	11/01/2019	263,257
221,988	8.00	02/01/2031	238,887
6,012,170	6.00	03/01/2033	6,169,123
11,584,796	6.50	04/01/2033	12,030,809

			$32,846,491

GNMA – 0.1%
$144,411	6.50%	06/15/2008	$152,787
83,413	6.50	07/15/2008	88,252
245,156	6.50	08/15/2008	259,378
117,208	6.50	09/15/2008	124,006
26,913	6.50	10/15/2008	28,474
7,296	6.50	11/15/2008	7,719
25,912	9.00	12/15/2008	27,389
24,381	6.50	01/15/2009	25,319
50,390	9.00	01/15/2009	53,791
1,942	6.50	03/15/2009	2,055
9,334	6.50	04/15/2009	9,693
121,526	6.50	05/15/2009	126,200
15,557	6.50	07/15/2009	16,155

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$20,631	6.50%	11/15/2009	$21,425
8,610	9.00	01/15/2010	9,267
106,615	9.00	07/15/2012	116,422

			$1,068,332

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $353,160,946)			$347,630,523

Agency Debentures – 39.7%

Federal Farm Credit Bank
$10,000,000	4.90%	03/21/2006	$10,112,390
2,000,000	5.40	05/10/2006	2,034,420
12,500,000	6.60	07/07/2006	12,921,063
Federal Home Loan Bank
4,000,000	1.70	12/30/2005	3,954,048
20,000,000	2.50	03/13/2006	19,817,020
3,000,000	2.75	05/15/2006	2,972,645
25,000,000	3.00	05/15/2006	24,835,008
3,000,000	5.38	05/15/2006	3,051,980
9,000,000	2.50	05/19/2006	8,892,252
6,000,000	2.32	07/24/2006	5,899,362
10,000,000	2.30	08/30/2006	9,814,210
20,000,000	4.88	02/15/2007	20,338,974
12,500,000	3.50	05/15/2007	12,400,411
7,000,000	3.79	11/28/2008	6,867,245
Federal Home Loan Mortgage Corp.
10,000,000	2.81	02/02/2006	9,947,710
7,400,000	2.15	02/10/2006	7,322,618
15,000,000	2.27	04/28/2006	14,804,844
5,000,000	3.50	04/15/2008	4,918,125
16,000,000	3.00	07/09/2008	15,489,856
FNMA
6,500,000	2.15	04/13/2006	6,411,691
12,500,000	2.25	05/26/2006	12,307,814
8,000,000	3.01	06/02/2006	7,942,526
16,000,000	3.25	06/28/2006	15,904,064
15,000,000	3.25	07/12/2006	14,908,821
4,500,000	2.75	08/11/2006	4,444,725
20,000,000	3.05	10/13/2006	19,790,640
10,000,000	2.20	12/04/2006	9,753,846
19,000,000	3.55	01/12/2007	18,909,332
Small Business Administration
564,456	7.20	06/01/2017	598,249
1,041,500	6.30	05/01/2018	1,089,572
1,242,679	6.30	06/01/2018	1,300,679

TOTAL AGENCY DEBENTURES
(Cost $311,361,310)			$309,756,140

U.S. Treasury Obligations – 5.0%

United States Treasury Bonds
$6,650,000	3.38%	02/15/2008	$6,592,345
200,000	4.25	08/15/2013	201,609
United States Treasury Principal-Only Stripped Securities(d)
30,000,000	0.00	05/15/2011	28,902,390
3,600,000	0.00	05/15/2020	1,804,583
1,100,000	0.00	05/15/2021	520,993
2,000,000	0.00	08/15/2021	934,480

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,235,142)			$38,956,400

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 89.2%
(Cost $703,757,398)			$696,343,063

Repurchase Agreement(e) – 10.7%

Joint Repurchase Agreement Account II
$83,600,000	2.97%	05/02/2005	$83,600,000
Maturity Value: $83,620,670
(Cost $83,600,000)

TOTAL INVESTMENTS – 99.9%
(Cost $787,357,398)			$779,943,063

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Joint repurchase agreement was entered into on April 29, 2005.

Investment Abbreviations:
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $83,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$900,000,000	2.97%	05/02/2005	$900,222,750

Barclays Capital PLC	1,700,000,000	2.97	05/02/2005	1,700,420,750

Bear Stearns & Co.	300,000,000	2.98	05/02/2005	300,074,500

Deutsche Bank Securities, Inc.	610,000,000	2.97	05/02/2005	610,150,975

Greenwich Capital Markets	400,000,000	2.97	05/02/2005	400,099,000

Merrill Lynch	250,000,000	2.97	05/02/2005	250,061,875

Morgan Stanley & Co.	1,411,700,000	2.97	05/02/2005	1,412,049,396

UBS Securities LLC	750,000,000	2.95	05/02/2005	750,184,375

UBS Securities LLC	450,000,000	2.96	05/02/2005	450,111,000

Westdeutsche Landesbank AG	900,000,000	2.97	05/02/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035 and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	70	June 2005	$16,900,625	$(10,738)
Eurodollars	(23)	September 2005	(5,534,663)	9,697
Eurodollars	188	December 2005	45,150,550	(48,549)
Eurodollars	331	March 2006	79,390,350	(144,511)
Eurodollars	205	June 2006	49,112,875	(180,197)
Eurodollars	(12)	September 2006	(2,872,200)	2,015
Eurodollars	(128)	December 2006	(30,612,800)	78,115
Eurodollars	10	March 2007	2,391,000	(5,159)
Eurodollars	10	June 2007	2,390,125	(2,909)
U.S. Treasury Bonds	31	June 2005	3,560,156	130,695
2 Year U.S. Treasury Notes	1,603	June 2005	332,948,111	(654,960)
5 Year U.S. Treasury Notes	(952)	June 2005	(103,247,375)	(710,850)
10 Year U.S. Treasury Notes	26	June 2005	2,896,969	55,740
10 Year Interest Rate Swap	(167)	June 2005	(18,448,281)	(279,671)

			$374,025,442	$(1,761,282)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2005, the Short Duration Government Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
		Amount	Termination	received by	made by	Unrealized
Swap Type	Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain

Interest Rate	Banc of America Securities LLC	$35,490	05/05/2008	4.35%	3 month LIBOR Floating	$—
Interest Rate	Banc of America Securities LLC	15,200	05/11/2008	4.14%	3 month LIBOR Floating	—

TOTAL						$—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 52.1%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) – 1.6%
$11,970,782	3.51%	09/01/2033	$11,700,576

Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 1.1%
$419,598	4.49%	03/01/2033	$422,111
7,904,724	4.33	01/01/2035	7,813,345

			$8,235,456

Adjustable Rate Non-Agency(a) – 5.5%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
$366,057	4.14%	08/25/2033	$367,979
Countrywide Home Loans Series 2003-37, Class 1A1
406,320	3.96	08/25/2033	408,364
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
1,094,442	5.10	03/25/2033	1,100,596
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
2,176,656	3.40	11/25/2034	2,182,731
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
8,817,202	3.73	11/25/2029	8,794,780
Sequoia Mortgage Trust Series 2004-09, Class A2
5,789,719	3.66	10/20/2034	5,808,728
Sequoia Mortgage Trust Series 2005-02, Class A2
5,800,288	3.36	03/20/2035	5,790,999
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
513,826	4.66	02/25/2034	518,263
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
4,212,671	4.51	05/25/2034	4,128,924
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,783,148	5.00	07/25/2033	1,768,348
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
3,351,484	4.70	11/25/2033	3,383,979
Thornburg Mortgage Securities Trust Series 2004-3, Class A
5,254,463	3.39	09/25/2034	5,267,999

			$39,521,690

Collateralized Mortgage Obligations (CMOs) – 2.3% Interest Only(b) – 0.2%
Bear Stearns Asset Backed Securities Series 2003-AC2, Class AI0
$3,150,000	5.00%	10/25/2005	$63,356
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
1,440,779	0.39	10/25/2033	10,038
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
307,950	5.50	06/25/2033	19,865
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
515,054	0.78	07/25/2033	6,609
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
508,091	0.60	08/25/2033	5,048
FHLMC Series 2620, Class IO
3,048,320	5.50	08/15/2031	367,622
FNMA Series 151, Class 2
45,121	9.50	07/25/2022	9,266
FNMA Series 2003-36, Class IO
4,184,102	5.50	12/25/2031	432,856
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
177,241	0.68	08/25/2033	2,379
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
72,137	1.15	07/25/2033	1,479
Washington Mutual Series 2003-AR04, Class X1(a)
3,506,114	1.18	01/25/2008	70,907
Washington Mutual Series 2003-AR07, Class X(a)
1,887,540	0.95	06/25/2008	18,498
Washington Mutual Series 2003-AR12, Class X(a)
8,707,240	0.50	02/25/2034	56,713

			$1,064,636

Inverse Floaters(a) – 0.2%
FNMA REMIC Trust Series 1993-231, Class SA
$16,711	13.41%	12/25/2008	$16,829
GNMA Series 2001-48, Class SA
144,008	16.84	10/16/2031	176,469
GNMA Series 2001-51, Class SA
114,366	19.63	10/16/2031	144,962
GNMA Series 2001-51, Class SB
143,519	16.84	10/16/2031	167,237
GNMA Series 2001-59, Class SA
121,080	16.67	11/16/2024	149,236
GNMA Series 2002-13, Class SB
505,044	23.71	02/16/2032	692,714

			$1,347,447

Principal Only(c) – 0.0%
FNMA REMIC Trust Series G-35, Class N
$37,909	0.00%	10/25/2021	$32,415

Regular Floater CMOs(a) – 0.1%
FHLMC Series 1760, Class ZB
$433,861	3.91%	05/15/2024	$438,625

Sequential Fixed Rate CMOs – 1.8%
FHLMC Series 2329, Class ZA
$6,410,467	6.50%	06/15/2031	$6,737,072
FNMA REMIC Trust Series 1993-78, Class H
95,273	6.50	06/25/2008	97,901

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate CMOs – (continued)
FNMA REMIC Trust Series 1994-42, Class ZQ
$4,819,903	7.00%	04/25/2024		$5,066,584
FNMA Series 2001-53, Class GH
1,304,770	8.00	09/25/2016		1,386,281

				$13,287,838

TOTAL CMOs				$16,170,961

Commercial Mortgage-Backed Securities (CMBS) – 0.7%
Interest Only(a)(b)(d) – 0.6%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$21,284,147	1.44%	03/13/2040		$1,149,842
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
14,257,307	2.06	05/15/2038		906,015
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
23,444,107	1.25	01/15/2038		1,020,829
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
24,852,828	1.70	02/11/2036		1,564,314

				$4,641,000

Sequential Fixed Rate CMBS – 0.1%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
$600,000	6.55%	01/17/2035		$631,108

TOTAL CMBS				$5,272,108

FHLMC – 10.2%
$3,554,025	5.50%	12/01/2008		$3,613,546
337,975	7.00	06/01/2009		355,552
2,150,530	6.50	12/01/2013		2,246,463
59,279	6.50	02/01/2014		61,923
7,734,736	7.50	11/01/2014		8,196,893
32,041	7.00	02/01/2015		33,716
3,547,631	5.50	07/01/2015		3,639,634
384,637	8.00	07/01/2015		409,231
39,734	7.00	01/01/2016		41,813
114,264	7.00	02/01/2016		120,206
947,674	5.50	05/01/2018		971,029
4,406,914	5.50	06/01/2018		4,515,519
46,132	6.50	08/01/2022		48,027
43,817	7.50	03/01/2027		46,908
1,829,185	6.50	07/01/2028		1,903,505
9,762,065	6.50	12/01/2029		10,177,889
31,733	8.00	07/01/2030		34,216
59,711	7.50	12/01/2030		63,767
22,143	7.50	01/01/2031		23,647
848,772	7.00	04/01/2031		895,838
465,636	6.50	07/01/2031		485,470
3,072,662	6.50	12/01/2031		3,197,009
18,128,160	6.50	12/01/2032		18,850,455
736,440	6.50	04/01/2033		765,869
2,411,018	6.00	05/01/2033		2,474,278
7,785,755	6.50	12/01/2033		8,084,843
1,986,196	6.50	03/01/2034		2,062,495

				$73,319,741

FNMA – 29.4%
$6,633,152	6.30%	12/01/2008		$6,993,933
1,270,641	5.50	05/01/2009		1,285,140
6,904,420	5.50	09/01/2014		7,079,524
206,976	7.00	03/01/2015		217,283
74,435	8.00	01/01/2016		79,138
2,391,953	5.00	09/01/2018		2,410,102
11,799,212	5.00	10/01/2018		11,888,737
81,250	6.50	10/01/2028		84,781
91,274	6.50	11/01/2028		95,229
37,015	7.50	07/01/2029		39,547
15,622	7.50	08/01/2029		16,691
14,886	7.50	10/01/2029		15,904
416,385	6.50	12/01/2029		434,194
249	7.50	01/01/2030		266
7,501	7.50	02/01/2030		8,013
1,459,616	7.00	07/01/2031		1,539,444
128,181	6.50	09/01/2031		133,547
1,093,241	6.50	11/01/2031		1,139,004
1,425,509	6.50	12/01/2031		1,483,548
659,130	6.50	12/01/2031		686,721
38,199	6.50	01/01/2032		39,798
672,642	6.50	12/01/2032		700,028
48,711	6.50	01/01/2034		50,695
144,000,000	4.50	TBA- 15yr	(e)	142,424,928
32,000,000	5.50	TBA- 15yr	(e)	32,680,000

				$211,526,195

Government National Mortgage Association (GNMA) – 1.3%
$95,426	6.50%	12/15/2026		$100,045
9,000,000	6.50	TBA- 15yr	(e)	9,419,058

				$9,519,103

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $375,834,620)				$375,265,830

Agency Debentures – 25.8%

Federal Farm Credit Bank
$3,000,000	6.60%	07/07/2006		$3,101,055

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures – (continued)

Federal Home Loan Bank
$4,000,000	1.70%	12/30/2005	$3,954,048
31,500,000	2.50	03/13/2006	31,211,806
5,000,000	3.00	05/15/2006	4,967,001
2,700,000	5.38	05/15/2006	2,746,782
17,000,000	2.88	05/23/2006	16,853,768
4,510,000	2.10	10/13/2006	4,401,708
8,000,000	3.38	10/05/2007	7,879,446
1,000,000	5.68 (f)	12/03/2007	1,040,571
2,000,000	3.38 (a)	02/15/2008	1,965,663
3,900,000	3.50	02/13/2009	3,807,500
FHLMC
18,000,000	5.25	01/15/2006	18,217,224
6,600,000	2.15	02/10/2006	6,530,984
12,000,000	7.00	03/15/2010	13,449,348
6,000,000	6.88	09/15/2010	6,740,109
FNMA
7,000,000	3.25	06/28/2006	6,958,028
4,000,000	3.25	07/12/2006	3,975,686
10,000,000	6.63	09/15/2009	10,960,050
12,000,000	7.25	01/15/2010	13,530,925
12,000,000	7.13	06/15/2010	13,558,058
Small Business Administration
781,648	6.70	12/01/2016	818,646
643,891	7.15	03/01/2017	681,559
484,287	7.50	04/01/2017	516,357
276,404	7.30	05/01/2017	293,177
192,707	6.80	08/01/2017	203,062
520,750	6.30	05/01/2018	544,786
497,071	6.30	06/01/2018	520,272
Tennessee Valley Authority(f)
6,000,000	4.88	12/15/2006	6,245,137

TOTAL AGENCY DEBENTURES
(Cost $185,851,113)			$185,672,756

Asset-Backed Securities – 6.1%

Auto – 0.3%
CPS Auto Trust Series 2002-A, Class A2
$1,946,589	4.81%	12/15/2008	$1,961,189
MFN Auto Receivables Trust Series 2002-A, Class A2(d)
326,579	4.92	03/15/2008	326,783

			$2,287,972

Home Equity(a) – 5.7%
Carrington Mortgage Loan Trust Series 2005 OPT2, Class A1B
$3,000,000	3.38%	06/25/2035	$3,000,000
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
5,707,236	3.38	10/25/2034	5,708,275
Countrywide Home Equity Loan Trust Series 2003-E, Class A
5,995,104	3.21	07/15/2029	6,003,533
Countrywide Home Equity Loan Trust Series 2004-I, Class A
4,601,775	3.24	02/15/2034	4,611,121
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A(a)
5,241,263	3.25	12/15/2033	5,256,824
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
5,000,000	3.11	05/15/2035	5,000,780
Impac CMB Trust Series 2004-8, Class 1A
3,543,599	3.38	10/25/2034	3,553,485
Park Place Securities, Inc. Series 2004-MCW1, Class A4
3,000,000	3.38	10/25/2034	3,008,352
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
3,251,145	3.36	12/25/2034	3,255,716
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
2,263,564	3.37	08/25/2034	2,270,147

			$41,668,233

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
$405,341	8.33%	04/01/2030	$442,972

TOTAL ASSET-BACKED SECURITIES
(Cost $44,312,126)			$44,399,177

U.S. Treasury Obligations – 10.9%

United States Treasury Bonds
$5,500,000	8.88%	02/15/2019	$7,989,190
4,400,000	6.88	08/15/2025	5,705,656
United States Treasury Interest-Only Stripped Securities(b)
4,000,000	0.00	08/15/2013	2,823,240
United States Treasury Principal-Only Stripped Securities(c)
12,450,000	0.00	05/15/2017	7,289,724
35,000,000	0.00	02/15/2019	18,662,001
8,200,000	0.00	05/15/2020	4,110,258
6,600,000	0.00	08/15/2020	3,251,094
7,900,000	0.00	05/15/2021	3,735,673
31,200,000	0.00	08/15/2021	14,577,888
12,600,000	0.00	11/15/2021	5,813,640
4,400,000	0.00	11/15/2022	1,930,192
3,000,000	0.00	02/15/2023	1,300,290
4,200,000	0.00	02/15/2025	1,655,430

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $75,199,400)			$78,844,276

Insured Revenue Bonds – 1.1%

New Jersey Economic Development Authority Series A
$2,000,000	7.43%	02/15/2029	$2,620,520

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Insured Revenue Bonds – (continued)

Sales Tax Asset Receivable Taxable Series B
$5,500,000	3.60%	10/15/2008	$5,393,300

TOTAL INSURED REVENUE BONDS
(Cost $7,500,000)			$8,013,820

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 96.0%
(Cost $688,697,259)			$692,195,859

Repurchase Agreement(g) – 28.8%

Joint Repurchase Agreement Account II
$207,200,000	2.97%	05/02/2005	$207,200,000
Maturity Value: $207,251,230
(Cost $207,200,000)

TOTAL INVESTMENTS – 124.8%
(Cost $895,897,259)			$899,395,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,008,354, which represents approximately 0.7% of net assets as of April 30, 2005.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(f)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(g)	Joint repurchase agreement was entered into on April 29, 2005.

Investment Abbreviations:
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $207,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$900,000,000	2.97%	05/02/2005	$900,222,750

Barclays Capital PLC	1,700,000,000	2.97	05/02/2005	1,700,420,750

Bear Stearns & Co.	300,000,000	2.98	05/02/2005	300,074,500

Deutsche Bank Securities, Inc.	610,000,000	2.97	05/02/2005	610,150,975

Greenwich Capital Markets	400,000,000	2.97	05/02/2005	400,099,000

Merrill Lynch	250,000,000	2.97	05/02/2005	250,061,875

Morgan Stanley & Co.	1,411,700,000	2.97	05/02/2005	1,412,049,396

UBS Securities LLC	750,000,000	2.95	05/02/2005	750,184,375

UBS Securities LLC	450,000,000	2.96	05/02/2005	450,111,000

Westdeutsche Landesbank AG	900,000,000	2.97	05/02/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035; and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(15)	June 2005	$(3,621,563)	$(4,551)
Eurodollars	20	September 2005	4,812,750	(2,199)
Eurodollars	110	December 2005	26,417,875	(49,555)
Eurodollars	41	March 2006	9,833,850	14,211
Eurodollars	90	June 2006	21,561,750	(29,681)
Eurodollars	(125)	September 2006	(29,918,750)	45,145
Eurodollars	(230)	December 2006	(55,007,375)	159,052
U.S. Treasury Bonds	171	June 2005	19,638,282	465,728
2 Year U.S. Treasury Notes	294	June 2005	61,064,719	(123,282)
5 Year U.S. Treasury Notes	(132)	June 2005	(14,315,813)	19,751

			$40,465,725	$494,619

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2005, the Government Income Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate	Banc of America Securities LLC	$20,000	12/25/2006	3.43%	3 month LIBOR Floating	$16,056
Interest Rate	Banc of America Securities LLC	30,000	04/07/2008	4.34%	3 month LIBOR Floating	173,595
Interest Rate	Banc of America Securities LLC	82,180	05/05/2008	4.35%	3 month LIBOR Floating	—
Interest Rate	Banc of America Securities LLC	35,200	05/04/2011	3 month LIBOR Floating	4.53%	—
Interest Rate	Banc of America Securities LLC	24,000	03/07/2012	4.60%	3 month LIBOR Floating	235,714
Interest Rate	Banc of America Securities LLC	30,000	12/09/2014	4.64%	3 month LIBOR Floating	454,852
Interest Rate	Banc of America Securities LLC	12,000	03/17/2015	4.91%	3 month LIBOR Floating	288,746
Interest Rate	Banc of America Securities LLC	43,000	11/02/2019	3 month LIBOR Floating	4.87%	(940,209)
Interest Rate	Banc of America Securities LLC	35,000	11/12/2019	3 month LIBOR Floating	5.07%	(1,528,365)
Interest Rate	Banc of America Securities LLC	13,200	04/09/2035	5.27%	3 month LIBOR Floating	573,752

TOTAL						$(725,859)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 94.2%

Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 5.6%
$68,523	3.28%	07/01/2022	$69,319
76,393	3.43	07/01/2027	77,324
148,671	3.43	11/01/2027	150,482
37,879	3.43	01/01/2031	38,299
58,213	3.43	06/01/2032	58,827
67,497	3.28	08/01/2032	68,200
155,715	3.28	05/01/2033	157,006
6,597,780	4.47	05/01/2033	6,659,094
1,183,796	4.88	06/01/2033	1,195,988
1,498,899	4.38	12/01/2033	1,500,973
2,696,416	3.49	05/01/2034	2,629,526
2,591,683	4.55	08/01/2034	2,606,238
7,860,866	4.60	02/01/2035	7,818,433
67,014	3.43	11/01/2035	67,586
313,310	3.43	12/01/2037	316,016
143,160	3.43	01/01/2038	144,403
139,728	3.43	11/01/2040	140,953

			$23,698,667

Adjustable Rate Government National Mortgage Association (GNMA)(a) – 0.2%
GNMA
$970,553	4.50%	12/20/2034	$982,918

Adjustable Rate Non-Agency(a) – 3.0%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
$778,855	3.39%	10/25/2034	$780,623
Bear Stearns Alt-A Trust Series 2004-3, Class A1
573,894	3.34	04/25/2034	576,006
Impac Secured Assets Corp. Series 2004-3, Class 1A4
1,258,432	3.42	11/25/2034	1,265,445
Sequoia Mortgage Trust Series 2004-09, Class A2
3,562,904	3.66	10/20/2034	3,574,602
Sequoia Mortgage Trust Series 2005-02, Class A2
2,416,787	3.36	03/20/2035	2,412,916
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
971,895	4.23	01/25/2035	997,318
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
2,439,170	4.78	06/25/2034	2,421,892
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
167,575	4.70	11/25/2033	169,199
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
591,643	4.52	12/25/2033	591,453

			$12,789,454

Collateralized Mortgage Obligations (CMOs) – 5.5% Interest Only(b) – 0.2%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$158,126	5.50%	04/25/2033	$9,200
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
567,850	5.50	06/25/2033	59,538
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
939,638	0.39	10/25/2033	6,546
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
335,000	6.55	01/17/2035	352,369
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
1,259,121	0.98	11/25/2032	2,050
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
17,744	5.50	04/25/2033	1,020
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
20,208	5.75	05/25/2033	1,210
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
61,590	5.50	06/25/2033	3,973
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
604,525	5.25	07/25/2033	74,351
FHLMC Series 2541, Class QI
76,331	6.00	01/15/2029	981
FHLMC Series 2575 Class IB
463,230	5.50	08/15/2030	56,494
FHLMC Series 2620, Class IO
802,189	5.50	08/15/2031	96,743
FNMA Series 2003-36, Class IO
760,746	5.50	12/25/2031	78,701
FNMA Series E, Class E2
2,622	506.00	09/01/2010	20,272
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
118,161	0.68	08/25/2033	1,586
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
36,068	1.15	07/25/2033	740
Master Adjustable Rate Mortgages Trust Series 2003-6, Class 1A1X(a)
1,090,073	1.90	12/25/2033	4,921
Washington Mutual Series 2003-AR04, Class X1(a)
584,352	1.18	01/25/2008	11,818
Washington Mutual Series 2003-AR12, Class X(a)
1,470,818	0.50	02/25/2034	9,580
Washington Mutual Series 2003-S3, Class 1A41
922,681	5.50	06/25/2033	77,924

			$870,017

Inverse Floaters(a) – 0.1%
FHLMC Series 1544, Class M
$29,317	13.18%	07/15/2008	$32,010
FNMA Series 1993-072, Class SA
7,061	15.41	05/25/2008	7,803
FNMA Series 1993-093, Class SA
17,132	17.32	05/25/2008	19,324

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Inverse Floaters(a) – (continued)
FNMA Series 1993-095, Class SE
$14,355	18.51%	06/25/2008	$16,825
FNMA Series 1993-135, Class S
24,199	11.14	07/25/2008	25,832
GNMA Series 2001-48, Class SA
48,003	16.84	10/16/2031	58,823
GNMA Series 2001-51, Class SB
47,840	16.84	10/16/2031	55,746
GNMA Series 2001-59, Class SA
69,509	16.67	11/16/2024	85,673

			$302,036

Planned Amortization Class (PAC) CMOs – 1.0%
FHLMC Series 2435, Class EQ
$4,000,000	6.00%	05/15/2031	$4,139,627
FNMA Series 1993-63, Class PK
74,428	6.50	05/25/2008	76,396

			$4,216,023

Sequential Fixed Rate CMOs – 4.2%
Banc of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
$51,462	6.00%	10/25/2017	$51,329
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
293,796	6.50	03/25/2032	304,451
FHLMC Series 1703, Class GC
2,500,000	6.50	04/15/2009	2,604,599
FHLMC Series 1823, Class A
2,000,000	6.50	08/15/2023	2,062,968
FHLMC Series 2042, Class N
1,486,235	6.50	03/15/2028	1,541,336
FHLMC Series 2425, Class JG
264,131	6.00	09/15/2015	266,456
FHLMC Series 2458, Class OD
332,831	6.00	04/15/2016	338,743
FNMA REMIC Trust Series 1993-101, Class PJ
858,046	7.00	06/25/2008	882,861
FNMA REMIC Trust Series 2002-24, Class AE
1,409,542	6.00	04/25/2016	1,419,189
FNMA Series 1993-76, Class PJ
206,093	6.00	06/25/2008	210,749
FNMA Series 1994-42, Class K
3,000,000	6.50	04/25/2024	3,135,388
FNMA Series 1994-75, Class J
284,529	7.00	10/25/2023	288,472
GNMA REMIC Trust Series 2002-40, Class ZE
1,220,200	6.50	12/20/2030	1,224,934
Impac Secured Assets Corp. Series 2001-2, Class A5(a)
3,399,401	6.72	03/25/2031	3,392,201

			$17,723,676

TOTAL CMOs			$23,111,752

Commercial Mortgage-Backed Securities (CMBS)(a)(b)(c) – 0.3%
Interest Only – 0.3%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$6,015,085	1.44%	03/13/2040	$324,955
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
6,157,038	1.25	01/15/2038	268,097
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
6,564,898	1.70	02/11/2036	413,215

TOTAL CMBS			$1,006,267

Federal Home Loan Mortgage Corp. (FHLMC) – 6.9%
$33,786	7.00%	04/01/2015	$35,538
36,271	7.00	02/01/2016	38,157
220,920	6.00	03/01/2016	226,028
119,102	7.50	03/01/2027	127,502
827,294	6.50	12/01/2029	862,533
848,772	7.00	04/01/2031	895,838
4,871,951	7.00	09/01/2031	5,144,088
2,450,355	7.00	04/01/2032	2,583,870
4,774,287	7.00	05/01/2032	5,034,427
11,511,382	6.50	12/01/2032	11,970,039
1,391,022	6.00	05/01/2033	1,427,519
753,363	6.50	08/01/2033	783,469

			$29,129,008

Federal National Mortgage Association (FNMA) – 71.2%
$15,966	5.50%	04/01/2016	$16,361
15,362	5.50	08/01/2016	15,743
182,388	5.50	11/01/2016	186,904
152,024	5.50	12/01/2016	155,789
208,171	5.50	01/01/2017	213,326
11,714	6.00	02/01/2018	12,071
3,986,586	5.00	05/01/2018	4,016,834
138,816	6.00	05/01/2018	143,045
2,496,289	5.00	06/01/2018	2,515,230
753,749	6.00	11/01/2018	776,710
1,248,293	6.00	12/01/2018	1,286,319
1,036,976	6.00	01/01/2019	1,068,565
362,065	6.00	04/01/2019	373,121
73,859	6.00	05/01/2019	76,115
292,597	7.00	09/01/2021	308,886
932,179	7.00	06/01/2022	983,754
394,719	7.00	07/01/2022	416,558
116,598	6.50	01/01/2029	121,666
186,038	6.50	04/01/2029	194,063
174,751	6.50	05/01/2029	182,289
1,531,549	6.50	06/01/2029	1,597,619
883,602	6.50	07/01/2029	921,715
107,463	6.50	09/01/2029	112,099
1,748,815	6.50	12/01/2029	1,823,617
289,996	7.00	08/01/2031	305,879
3,405,383	6.50	12/01/2031	3,544,031
12,845	6.50	08/01/2032	13,361
660,990	6.50	11/01/2032	687,517

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$12,876,282	6.50%	12/01/2032		$13,400,533
386,828	6.00	01/01/2033		396,955
4,635,293	6.50	01/01/2033		4,829,325
19,856	6.00	02/01/2033		20,376
145,296	6.50	05/01/2033		151,212
218,292	6.00	06/01/2033		223,991
76,632	6.00	07/01/2033		78,633
193,367	6.00	09/01/2033		198,415
47,575	6.00	10/01/2033		48,817
1,224,699	5.50	02/01/2034		1,236,842
41,544	6.50	03/01/2034		43,212
332,183	5.50	07/01/2034		335,477
94,719	6.00	11/01/2034		97,206
2,849,212	6.00	12/01/2034		2,924,026
210,000,000	4.50	TBA- 15yr	(d)	207,703,020
47,000,000	5.50	TBA- 15yr	(d)	47,998,750

				$301,755,977

Government National Mortgage Association (GNMA) – 1.5%
$1,139	6.00%	12/15/2023		$1,176
54,607	6.00	03/15/2026		56,512
75,271	6.00	04/15/2026		77,897
6,000,000	6.50	TBA- 15yr	(d)	6,283,122

				$6,418,707

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $397,334,115)				$398,892,750

Asset-Backed Securities – 9.1%

Home Equity – 9.1%
Carrington Mortgage Loan Trust Series 2005 OPT2, Class A1B
$2,000,000	3.38%	06/25/2035		$2,000,000
Chase Funding Net Interest Margin Note Series 2003-6A(c)
88	5.00	01/27/2035		88
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(a)
364,510	6.47	12/25/2013		366,478
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
270,032	3.21	10/15/2028		270,454
Countrywide Home Equity Loan Trust Series 2003-A, Class A(a)
3,336,041	3.30	03/15/2029		3,345,497
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
1,065,504	3.21	06/15/2029		1,066,813
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
1,222,400	3.17	12/15/2029		1,225,814
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
4,601,775	3.24	02/15/2034		4,611,121
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
797,789	3.24	12/15/2033		799,285
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
1,717,152	3.23	02/15/2034		1,721,445
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A(a) (a)
1,747,088	3.25	12/15/2033		1,752,275
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(a)
892,604	3.19	02/15/2030		893,441
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
2,832,241	3.19	02/15/2030		2,836,223
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2(a)
2,000,000	3.30	01/25/2035		2,003,750
Impac CMB Trust Series 2004-6, Class 1A2(a)
2,489,532	3.41	10/25/2034		2,486,893
Impac CMB Trust Series 2004-8, Class 1A(a)
1,328,849	3.38	10/25/2034		1,332,557
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
400,000	5.97	03/15/2026		415,243
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4(a)
3,000,000	3.25	03/25/2035		2,999,466
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2(a)
2,000,000	3.37	07/25/2035		2,006,649
Park Place Securities, Inc. Series 2004-WHQ2, Class A3C(a)
3,000,000	3.31	02/25/2035		3,003,540
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(a)
855,564	3.36	12/25/2034		856,767
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
1,365,289	3.26	03/25/2034		1,365,225
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII(a)
1,361,829	3.25	06/25/2029		1,361,547

TOTAL ASSET-BACKED SECURITIES
(Cost $38,665,092)				$38,720,571

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations – 1.5%

United States Treasury Interest-Only Stripped Securities(b)
$4,000,000	0.00%	08/15/2013	$2,823,240
United States Treasury Principal-Only Stripped Securities(e)
3,400,000	0.00	05/15/2020	1,704,152
1,100,000	0.00	05/15/2021	520,993
2,550,000	0.00	11/15/2021	1,176,570

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,167,239)			$6,224,955

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 104.8%
(Cost $442,166,446)			$443,838,276

Repurchase Agreement(f) – 57.2%

Joint Repurchase Agreement Account II
$242,300,000	2.97%	05/02/2005	$242,300,000
Maturity Value: $242,359,909
(Cost $242,300,000)

TOTAL INVESTMENTS – 162.0%
(Cost $684,466,446)			$686,138,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,006,355, which represents approximately 0.3% of net assets as of April 30, 2005.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Joint repurchase agreement was entered into on April 29, 2005.

Investment Abbreviations:
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $242,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$900,000,000	2.97%	05/02/2005	$900,222,750

Barclays Capital PLC	1,700,000,000	2.97	05/02/2005	1,700,420,750

Bear Stearns & Co.	300,000,000	2.98	05/02/2005	300,074,500

Deutsche Bank Securities, Inc.	610,000,000	2.97	05/02/2005	610,150,975

Greenwich Capital Markets	400,000,000	2.97	05/02/2005	400,099,000

Merrill Lynch	250,000,000	2.97	05/02/2005	250,061,875

Morgan Stanley & Co.	1,411,700,000	2.97	05/02/2005	1,412,049,396

UBS Securities LLC	750,000,000	2.95	05/02/2005	750,184,375

UBS Securities LLC	450,000,000	2.96	05/02/2005	450,111,000

Westdeutsche Landesbank AG	900,000,000	2.97	05/02/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035; and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	20	June 2005	$4,828,750	$3,197
Eurodollars	56	September 2005	13,475,700	(58)
Eurodollars	30	December 2005	7,204,875	(2,374)
Eurodollars	6	March 2006	1,439,100	3,958
Eurodollars	(46)	September 2006	(11,010,100)	7,751
Eurodollars	(20)	December 2006	(4,783,250)	11,859
U.S. Treasury Bonds	155	June 2005	17,800,781	485,824
2 Year U.S. Treasury Notes	21	June 2005	4,361,766	(1,509)
5 Year U.S. Treasury Notes	(125)	June 2005	(13,556,641)	(102,466)
10 Year U.S. Treasury Notes	(40)	June 2005	(4,456,875)	(34,956)

			$15,304,106	$371,226

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2005, the U.S. Mortgages Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	Banc of America Securities LLC	$34,550	05/05/2008	4.35%	3 month LIBOR Floating	$—
Interest Rate	Banc of America Securities LLC	14,800	05/04/2011	3 month LIBOR Floating	4.53%	—
Interest Rate	Banc of America Securities LLC	5,000	11/12/2019	3 month LIBOR Floating	5.07%	(218,338)

TOTAL						$(218,338)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds – 15.6%

Airlines – 0.0%
NWA Trust
$30,340		8.26%	03/10/2006	$28,823

Automotive – 1.0%
Daimler Chrysler NA
$1,000,000		7.75%	06/15/2005	$1,003,908
Dana Corp.(a)
1,200,000		5.85	01/15/2015	978,643
Ford Motor Co.
3,450,000		6.63	10/01/2028	2,637,193
Ford Motor Credit Co.
3,825,000		6.88	02/01/2006	3,869,049
1,500,000		6.50	01/25/2007	1,508,537
General Motors Acceptance Corp.
3,850,000		6.75	01/15/2006	3,878,494
EUR1,875,000	(i)	4.00	02/09/2006	2,372,864
850,000	(i)	5.75	02/14/2006	1,082,712

				$17,331,400

Banks – 2.9%
ANZ Capital Trust I(a)(b)
$3,500,000		5.36%	12/15/2013	$3,539,970
Associates Corp. NA
2,000,000		8.55	07/15/2009	2,310,914
Astoria Financial Corp.
4,600,000		5.75	10/15/2012	4,784,097
Bank of America Corp.
2,000,000		7.88	05/16/2005	2,003,140
500,000		5.88	02/15/2009	526,460
Chuo Mitsui Trust & Banking(a)(b)(c)
1,450,000		5.51	04/15/2015	1,386,111
Citigroup, Inc.
2,000,000		7.25	10/15/2011	2,291,446
Development Bank of Singapore Ltd.(a)(c)
4,750,000		5.00	11/15/2019	4,695,722
Fleet Boston Financial Corp.
1,000,000		6.50	03/15/2008	1,060,083
450,000		7.38	12/01/2009	504,149
Greater Bay Bancorp(a)
2,900,000		5.13	04/15/2010	2,909,544
GreenPoint Financial Corp.
2,400,000		3.20	06/06/2008	2,329,176
HBOS Capital Funding LP(a)(b)(c)
6,975,000		6.07	06/30/2014	7,384,935
MIZUHO Financial Group (Cayman)(a)
2,675,000		5.79	04/15/2014	2,767,341
National Australia Bank Ltd.
2,000,000		8.60	05/19/2010	2,362,424
Popular North America, Inc.
4,500,000		6.13	10/15/2006	4,631,151
Sovereign Bancorp, Inc.(c)
700,000		3.20	08/25/2006	700,565
Sovereign Bank
1,000,000		4.00	02/01/2008	987,994
500,000		5.13	03/15/2013	499,247
2,550,000		4.38 (c)	08/01/2013	2,514,348
Union Planters Bank
75,000		5.13%	06/15/2007	76,569
Union Planters Corp.
150,000		7.75	03/01/2011	173,526
Wells Fargo Bank NA
1,000,000		6.45	02/01/2011	1,093,637

				$51,532,549

Brokerage – 0.2%
Merrill Lynch & Co., Inc.
$1,000,000		6.38%	10/15/2008	$1,062,882
1,000,000		6.00	02/17/2009	1,053,745
Morgan Stanley Group, Inc.
2,000,000		6.75	04/15/2011	2,199,069

				$4,315,696

Chemicals – 0.2%
Lubrizol Corp.
$2,300,000		4.63%	10/01/2009	$2,279,585
875,000		7.25	06/15/2025	988,420

				$3,268,005

Diversified Manufacturing – 0.4%
Tyco International Group Participation Certificate(a)
$3,525,000		4.44%	06/15/2007	$3,535,498
Tyco International Group SA
1,000,000		6.38	02/15/2006	1,018,410
2,000,000		5.80	08/01/2006	2,041,087

				$6,594,995

Electric – 1.3%
Calenergy, Inc.
$1,250,000		7.23%	09/15/2005	$1,266,433
1,500,000		7.63	10/15/2007	1,607,190
Centerpoint Energy, Inc.
550,000		7.25	09/01/2010	605,854
FirstEnergy Corp.
4,050,000		7.38	11/15/2031	4,773,087
Nisource Finance Corp.(c)
5,000,000		3.43	11/23/2009	5,028,640
Southern California Edison Co.
750,000		6.38	01/15/2006	763,122
TXU Corp.(a)
7,375,000		4.80	11/15/2009	7,229,218
1,875,000		6.50	11/15/2024	1,850,683

				$23,124,227

Entertainment – 0.2%
Time Warner Entertainment Co. LP
$2,175,000		8.38%	03/15/2023	$2,731,894
Time Warner, Inc.
1,100,000		6.88	05/01/2012	1,225,028

				$3,956,922

Environmental – 0.1%
Waste Management, Inc.
$2,000,000		7.38%	08/01/2010	$2,244,389

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Food & Beverage – 0.1%
Tyson Foods, Inc.
$350,000	7.25%	10/01/2006	$365,020
1,750,000	8.25	10/01/2011	2,051,731

			$2,416,751

Gaming – 0.4%
Caesars Entertainment, Inc.
$1,745,000	7.50%	09/01/2009	$1,897,687
Harrahs Operating Co., Inc.
2,475,000	5.50	07/01/2010	2,525,709
1,650,000	5.38	12/15/2013	1,641,740
MGM Mirage, Inc.
850,000	8.50	09/15/2010	926,500
Park Place Entertainment Corp.
950,000	8.50	11/15/2006	1,002,250

			$7,993,886

Health Care – 0.1%
HCA, Inc.
$2,000,000	6.95%	05/01/2012	$2,084,854

Integrated – 0.1%
Amerada Hess Corp.
$2,250,000	7.13%	03/15/2033	$2,530,703

Life Insurance – 0.3%
Assurant, Inc.
$825,000	6.75%	02/15/2034	$925,678
Hartford Life, Inc.
200,000	7.10	06/15/2007	211,221
Principal Financial Group Australia(a)
2,750,000	8.20	08/15/2009	3,112,150
Reinsurance Group of America, Inc.
550,000	6.75	12/15/2011	586,476

			$4,835,525

Media-Cable – 1.1%
Comcast Cable Communications Holdings, Inc.
$2,300,000	8.38%	03/15/2013	$2,791,487
3,450,000	9.46	11/15/2022	4,832,979
Comcast Cable Communications, Inc.
2,250,000	6.38	01/30/2006	2,288,054
550,000	10.50	06/15/2006	585,483
Cox Communications, Inc.(a)
2,925,000	4.63	01/15/2010	2,882,455
Cox Enterprises, Inc.(a)
2,825,000	4.38	05/01/2008	2,799,516
Lenfest Communications, Inc.
2,000,000	8.38	11/01/2005	2,041,100
Rogers Cable, Inc.
1,575,000	5.50	03/15/2014	1,393,875

			$19,614,949

Media-Non Cable – 0.4%
Clear Channel Communications, Inc.
$5,325,000	8.00%	11/01/2008	$5,751,746
R. R. Donnelley & Sons Co.
1,000,000	6.70%	07/05/2005	1,004,622

			$6,756,368

Non Captive – 1.1%
American General Finance Corp.
$2,000,000	6.10%	05/22/2006	$2,045,890
250,000	5.75	03/15/2007	256,479
200,000	2.75	06/15/2008	189,719
GATX Financial Corp.
3,650,000	5.13	04/15/2010	3,681,105
General Electric Capital Corp.
3,000,000	7.38	01/19/2010	3,371,675
HSBC Finance Corp.
2,000,000	4.13	11/16/2009	1,961,997
1,000,000	6.38	10/15/2011	1,086,082
PHH Corp.
5,175,000	6.00	03/01/2008	5,343,762
Wells Fargo Financial, Inc.
2,000,000	5.88	08/15/2008	2,101,150

			$20,037,859

Paper – 0.1%
Weyerhaeuser Co.
$1,150,000	6.00%	08/01/2006	$1,171,469

Pipelines – 0.5%
CenterPoint Energy Resources Corp.
$100,000	7.88%	04/01/2013	$117,775
6,250,000	5.95	01/15/2014	6,554,894
Panhandle Eastern Pipeline
1,350,000	4.80	08/15/2008	1,351,008

			$8,023,677

Property/ Casualty Insurance – 1.9%
ACE INA Holdings, Inc.
$350,000	8.30%	08/15/2006	$368,277
Ace Ltd.
6,575,000	6.00	04/01/2007	6,773,219
Arch Capital Group Ltd.
3,200,000	7.35	05/01/2034	3,568,324
Asif Global Financial XXIII(a)
1,875,000	3.90	10/22/2008	1,837,168
CNA Financial Corp.
1,375,000	6.75	11/15/2006	1,422,369
98,000	6.60	12/15/2008	103,431
500,000	5.85	12/15/2014	507,398
Endurance Specialty Holdings Ltd.
2,425,000	7.00	07/15/2034	2,679,314
Hartford Financial Services Group, Inc.
2,000,000	7.90	06/15/2010	2,298,693
Liberty Mutual Group(a)
1,550,000	5.75	03/15/2014	1,547,748
525,000	7.00	03/15/2034	542,203
QBE Insurance Group Ltd.(a)(c)
3,150,000	5.65	07/01/2023	3,168,950

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds – (continued)

Property/ Casualty Insurance – (continued)
SAFECO Corp.
$5,000,000		6.88%	07/15/2007	$5,256,995
Zurich Capital Trust I(a)
2,500,000		8.38	06/01/2037	2,709,600

				$32,783,689

Railroads – 0.1%
CSX Corp.
$2,000,000		6.40%	06/15/2009	$2,139,274

REITs – 0.5%
EOP Operating LP
$1,500,000		7.75%	11/15/2007	$1,617,439
iStar Financial, Inc.
3,275,000		5.70	03/01/2014	3,252,144
Liberty Property LP
1,100,000		7.25	03/15/2011	1,213,221
Simon Property Group LP
200,000		7.38	01/20/2006	204,921
1,500,000		6.38	11/15/2007	1,570,281
750,000		7.00	06/15/2008	800,854

				$8,658,860

Tobacco – 0.3%
Altria Group, Inc.
$1,500,000		7.00%	07/15/2005	$1,509,531
475,000		7.00	11/04/2013	524,677
Philip Morris Companies, Inc.
2,550,000		6.95	06/01/2006	2,619,410

				$4,653,618

Wireless Telecommunications – 0.7%
America Movil SA de CV
$5,050,000		4.13%	03/01/2009	$4,892,346
1,600,000		6.38	03/01/2035	1,474,107
AT&T Wireless Services, Inc.
1,000,000		7.50	05/01/2007	1,064,229
1,750,000		7.88	03/01/2011	2,016,748
Intelsat
3,850,000		5.25	11/01/2008	3,493,875

				$12,941,305

Wirelines Telecommunications – 1.6%
Ameritech Capital Funding
$775,000		6.25%	05/18/2009	$821,900
Deutsche Telekom International Finance BV
600,000		8.25	06/15/2005	603,367
3,225,000		8.75	06/15/2030	4,317,984
Olivetti Finance NV(i)
EUR 475,000		7.75	01/24/2033	837,357
Qwest Capital Funding, Inc.
$1,250,000		7.75	08/15/2006	1,256,250
500,000		7.90	08/15/2010	460,000
SBC Communications, Inc.
2,825,000		4.13	09/15/2009	2,778,535
1,000,000		5.88	02/01/2012	1,061,417
Sprint Capital Corp.
800,000		6.00%	01/15/2007	821,370
2,000,000		6.13	11/15/2008	2,102,323
4,950,000		6.88	11/15/2028	5,536,575
Telecom Italia Capital(a)
1,025,000		4.00	01/15/2010	990,153
2,625,000		4.95	09/30/2014	2,561,731
Telefonica Europe BV
1,000,000		7.35	09/15/2005	1,013,759
TPSA Finance BV(a)
2,200,000		7.75	12/10/2008	2,429,053

				$27,591,774

TOTAL CORPORATE BONDS
(Cost $272,196,507)				$276,631,567

Emerging Market Debt – 0.4%

Pemex Finance Ltd.
$450,000		8.02%	05/15/2007	$464,929
700,000		9.15	11/15/2018	847,434
State of Qatar
2,180,000		9.75	06/15/2030	3,259,100
United Mexican States
976,000		8.30	08/15/2031	1,141,920
512,000		7.50	04/08/2033	554,240

TOTAL EMERGING MARKET DEBT
(Cost $5,834,793)				$6,267,623

Mortgage-Backed Obligations – 42.5%

Adjustable Rate Federal National Mortgage Association
(FNMA	)(c) – 0.0%
FNMA
$139,866		4.49%	03/01/2033	$140,704

Adjustable Rate Non-Agency(c) – 4.9%
Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
$853,934		5.02%	08/25/2032	$858,716
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
732,114		4.14	08/25/2033	735,958
Countrywide Home Loans Series 2003-37, Class 1A1
406,320		3.96	08/25/2033	408,364
Countrywide Home Loans Series 2005-7, Class 3A2
13,855,900		3.61	03/25/2035	14,016,955
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
413,456		5.10	03/25/2033	415,781
CS First Boston Mortgage Securities Corp. Series 2004-AR1, Class 6A1
2,147,433		3.45	02/25/2034	2,151,384

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(c) – (continued)
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
$3,627,760	3.40%	11/25/2034	$3,637,885
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A2
1,916,718	3.52	03/25/2028	1,929,258
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
18,516,127	3.73	11/25/2029	18,469,039
Sequoia Mortgage Trust Series 2003-4, Class 1A2
11,752,493	3.23	07/20/2033	11,777,083
Sequoia Mortgage Trust Series 2004-12, Class A3
13,363,786	3.07	09/20/2034	13,364,581
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
8,874,643	4.52	12/25/2033	8,871,803
Washington Mutual Series 2002-AR19, Class A7
1,578,233	4.68	02/25/2033	1,586,993
Washington Mutual Series 2005-AR1, Class A2A1
7,869,812	3.22	01/25/2045	7,888,629

			$86,112,429

Collateralized Mortgage Obligations (CMOs) – 1.9% Interest Only(d) – 0.2%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$5,929,720	5.50%	04/25/2033	$345,011
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
4,698,192	0.39	10/25/2033	32,732
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)
5,672,931	0.98	11/25/2032	9,238
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
922,679	5.50	04/25/2033	53,055
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
949,795	5.75	05/25/2033	56,883
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
636,430	5.50	06/25/2033	41,055
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
5,923,121	0.78	07/25/2033	76,003
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
5,843,046	0.60	08/25/2033	58,055
FNMA Series 1992-24, Class N
965	7.89	03/25/2007	6,493
FNMA Series 1993-11, Class M
74,866	7.50	02/25/2008	2,667
FNMA Series 2003-36, Class IO
5,173,071	5.50	12/25/2031	535,167
FNMA Series 2003-46, Class PI
10,296,616	5.50	11/25/2027	1,078,066
GNMA REMIC Trust Series 2002-79, Class IP
136,715	6.00%	06/20/2028	2,987
Washington Mutual Series 2003-AR04, Class X1(c)
7,596,580	1.18	01/25/2008	153,632
Washington Mutual Series 2003-AR05, Class X1(c)
21,325,184	0.76	02/25/2008	289,999
Washington Mutual Series 2003-AR06, Class X2
16,126,180	0.37	05/25/2008	74,503
Washington Mutual Series 2003-AR07, Class X(c)
25,717,733	0.95	06/25/2008	252,034
Washington Mutual Series 2003-AR12, Class X(c)
18,296,970	0.50	02/25/2034	119,174
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(c)
17,044,152	0.78	06/25/2033	219,870

			$3,406,624

Inverse Floaters(c) – 0.3%
FHLMC Series 1544, Class M
$117,268	13.78%	07/15/2008	$128,043
FNMA Series 1993-072, Class SA
49,427	15.41	05/25/2008	54,625
FNMA Series 1993-093, Class SA
79,951	17.32	05/25/2008	90,177
FNMA Series 1993-095, Class SE
64,599	18.51	06/25/2008	75,711
FNMA Series 1993-135, Class S
96,797	11.14	07/25/2008	103,329
FNMA Series 1993-175, Class SA
513,071	12.87	09/25/2008	556,394
GNMA Series 2001-48, Class SA
336,020	16.84	10/16/2031	411,762
GNMA Series 2001-51, Class SA
648,077	19.63	10/16/2031	821,452
GNMA Series 2001-51, Class SB
669,754	16.84	10/16/2031	780,440
GNMA Series 2001-59, Class SA
116,188	16.67	11/16/2024	143,207
GNMA Series 2002-11, Class SA
346,426	23.71	02/16/2032	435,988
GNMA Series 2002-13, Class SB
811,562	23.71	02/16/2032	1,113,132
Morgan Stanley Mortgage Trust Series 40, Class 16
852,626	9.94	01/20/2022	868,417

			$5,582,677

Planned Amortization Class (PAC) CMOs – 0.7%
FNMA REMIC Trust Series 1993-78, Class H
$1,206,789	6.50%	06/25/2008	$1,240,074
FNMA Series 1993-201, Class K
3,202,250	6.50	01/25/2023	3,210,996
FNMA Series 1999-1, Class PG
6,448,294	6.50	04/25/2028	6,474,972
FNMA Series 1999-51, Class LG
1,186,074	6.50	12/25/2028	1,193,336

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

PAC CMOs – (continued)
FNMA Series 2001-57, Class PC
$933,280	6.50%	09/25/2030	$933,282
GNMA Series 2002-3, Class LE
24,494	6.50	08/20/2030	24,456

			$13,077,116

Regular Floater CMOs(c) – 0.1%
FHLMC Series 1537, Class F
$742,903	3.40%	06/15/2008	$738,128
FNMA REMIC Trust Series 1993-175, Class FA
1,108,233	3.61	09/25/2008	1,102,023
FNMA REMIC Trust Series 1993-M1, Class A
19,700	6.00	04/25/2020	19,700

			$1,859,851

Sequential Fixed Rate CMOs – 0.6%
Banc of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
$154,385	6.00%	10/25/2017	$153,987
FHLMC Series 2367, Class BC
2,326,757	6.00	04/15/2016	2,349,493
FNMA Series 2001-M2, Class C
5,741,193	6.30	09/25/2015	6,173,228
FNMA Series 2002-63, Class KB
1,446,079	4.75	02/25/2014	1,447,620

			$10,124,328

TOTAL CMOs			$34,050,596

Commercial Mortgage-Backed Securities (CMBS) – 1.6%
Interest Only(a)(c)(d) – 0.2%
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
$38,000,000	1.37%	02/15/2035	$1,265,088
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
29,838,133	1.89	11/15/2036	1,656,625

			$2,921,713

Sequential Fixed Rate CMBS – 1.4%
Asset Securitization Corp. Series 1997-D4, Class A1D
$841,517	7.49%	04/14/2029	$885,689
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.57	12/15/2030	2,911,809
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	6.55	01/17/2035	10,518,461
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
3,471,722	7.38	04/18/2007	3,645,545
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
2,615,256	6.39	02/15/2030	2,730,905
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,500,000	7.56	11/15/2031	4,941,108

			$25,633,517

TOTAL CMBS			$28,555,230

Federal Home Loan Mortgage Corp. (FHLMC) — 5.0%
$50,753	5.50%	07/01/2013	$52,101
339,571	5.50	12/01/2013	348,589
4,236,544	6.50	12/01/2013	4,425,532
112,888	5.50	02/01/2014	115,816
46,249	5.50	06/01/2014	47,449
103,423	5.50	09/01/2014	106,105
6,925	7.00	10/01/2014	7,287
2,748,977	6.00	12/01/2014	2,802,252
64,243	7.00	05/01/2015	67,602
192,319	8.00	07/01/2015	204,616
21,327	7.00	02/01/2016	22,436
73,926	7.00	03/01/2016	77,771
1,350,066	7.50	05/01/2016	1,422,314
5,389	7.00	10/01/2017	5,698
127,596	7.00	06/01/2026	135,091
110,649	7.50	03/01/2027	118,453
24,647	6.50	06/01/2029	25,694
3,888,280	6.50	12/01/2029	4,053,905
99,840	7.50	12/01/2030	106,622
76,265	7.50	01/01/2031	81,445
8,766,125	6.50	12/01/2031	9,120,880
137,536	6.50	03/01/2032	143,032
31,032	6.50	04/01/2032	32,272
284,884	6.50	07/01/2032	296,268
19,125,209	6.50	12/01/2032	19,887,230
1,414,343	6.50	04/01/2033	1,470,862
531,245	6.50	06/01/2033	551,653
2,346,496	6.50	08/01/2033	2,440,265
687,540	6.50	10/01/2033	713,951
1,651,155	6.50	11/01/2033	1,714,583
22,578,688	6.50	12/01/2033	23,446,044
788,570	6.50	01/01/2034	818,862
647,101	6.50	03/01/2034	671,959
38,617	6.50	06/01/2034	40,096
12,225,345	6.50	08/01/2034	12,693,554

			$88,268,289

Federal National Mortgage Association (FNMA) — 27.4%
$4,990,002	6.39%	08/01/2013	$5,287,355
1,302,435	7.04	08/01/2015	1,512,066
437,725	8.50	10/01/2015	474,264
22,629	7.00	01/01/2016	23,755
1,158,730	6.00	12/01/2016	1,200,706
171,615	6.00	08/01/2018	176,843
2,877,798	6.46	12/01/2028	3,329,924
12,333	7.50	03/01/2029	13,176
72,865	7.50	08/01/2029	77,850
4,511	7.50	11/01/2029	4,820

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)

FNMA — (continued)
$2,498,301	6.50%	12/01/2029		$2,605,160
190,013	7.50	12/01/2030		202,849
68,342	6.50	12/01/2030		71,084
159,088	8.00	01/01/2031		171,155
137,248	8.00	02/01/2031		147,481
1,838,413	7.00	03/01/2031		1,942,394
14,718,983	6.50	12/01/2031		15,318,258
864,825	6.50	12/01/2032		900,036
25,820	6.50	09/01/2033		26,814
348,000,000	4.50	TBA-15yr	(e)	344,193,576
104,000,000	5.50	TBA-15yr	(e)	106,210,000

				$483,889,566

Government National Mortgage Association (GNMA) — 1.7%
$3,448,084	5.00%	01/15/2018		$3,509,359
101,249	6.50	01/15/2028		105,980
47,040	6.50	02/15/2028		49,238
42,071	6.50	03/15/2028		44,037
25,000,000	6.50	TBA-15yr	(e)	26,164,050

				$29,872,664

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $745,976,783)				$750,889,478

Agency Debentures – 10.9%

Federal Farm Credit Bank
$2,000,000	3.63%	01/04/2008		$1,980,034
Federal Home Loan Bank
2,000,000	2.38	02/15/2006		1,982,046
15,000,000	2.50	04/11/2006		14,845,524
10,000,000	2.75	05/15/2006		9,908,817
15,000,000	2.88	05/23/2006		14,870,971
500,000	3.13	08/15/2007		490,831
13,650,000	3.38	10/05/2007		13,444,304
1,500,000	5.80	09/02/2008		1,579,981
5,000,000	5.38 (f)	05/15/2009		5,230,975
FHLMC
15,000,000	5.25	01/15/2006		15,181,020
2,000,000	6.63	09/15/2009		2,192,240
17,500,000	7.00	03/15/2010		19,613,632
8,000,000	6.88	09/15/2010		8,986,812
FNMA
100,000	6.00	12/15/2005		101,539
15,000,000	5.50	02/15/2006		15,216,930
4,800,000	2.10	04/19/2006		4,730,434
10,000,000	3.01	06/02/2006		9,928,157
16,000,000	3.25	06/28/2006		15,904,064
15,000,000	3.55	01/12/2007		14,928,420
1,000,000	5.25	01/15/2009		1,038,165
15,300,000	7.25	01/15/2010		17,251,930
2,000,000	5.50	03/15/2011		2,117,859
Small Business Administration
1,242,679	6.30	06/01/2018		1,300,679

TOTAL AGENCY DEBENTURES
(Cost $192,155,315)				$192,825,364

Asset-Backed Securities – 9.4%

Credit Card – 0.2%
MBNA Master Credit Card Trust
$3,000,000	7.00%	02/15/2012		$3,314,137

Home Equity – 8.7%
Aames Mortgage Trust Series 2000-2, Class A6F
$746,454	7.18%	11/25/2028		$764,387
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A(c)
2,495,419	3.30	01/01/2032		2,501,844
Amortizing Residential Collateral Trust Series 2002-BC3M, Class A(c)
396,422	3.29	06/25/2032		396,863
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
109,353	6.47	12/25/2013		109,943
Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2(c)
15,000,000	3.29	10/25/2034		15,015,000
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
6,750,801	3.21	10/15/2028		6,761,353
Countrywide Home Equity Loan Trust Series 2003-A, Class A(c)
20,016,243	3.30	03/15/2029		20,072,981
Countrywide Home Equity Loan Trust Series 2003-D, Class A(c)
10,921,416	3.21	06/15/2029		10,934,834
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
9,167,996	3.17	12/15/2029		9,193,602
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(c)
20,529,888	3.19	02/15/2030		20,549,145
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2(c)
13,000,000	3.30	01/25/2035		13,024,375
HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A(c)
3,329,079	3.29	04/20/2032		3,334,060
HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A(c)
3,550,936	3.44	07/20/2032		3,556,900
Household Home Equity Loan Trust Series 2003-1, Class A(c)
4,032,725	3.34	10/20/2032		4,035,481
Impac CMB Trust Series 2004-10, Class 2A(c)
14,182,567	3.34	03/25/2035		14,197,033
Impac CMB Trust Series 2004-8, Class 1A(c)
7,530,147	3.38	10/25/2034		7,551,156

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Home Equity – (continued)
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV(c)
$336,452	3.47%	10/25/2033	$336,557
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(c)
6,502,290	3.36	12/25/2034	6,511,432
Residential Asset Securities Corp. Series 2004-KS1, Class A2B2(c)
14,848,769	3.30	02/25/2034	14,848,089
Saxon Asset Securities Trust Series 2003-1, Class AV2(c)
192,105	3.34	06/25/2033	192,165

			$153,887,200

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
$2,721,792	8.33%	04/01/2030	$2,974,476

Utilities – 0.4%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
$6,150,000	7.03%	03/15/2012	$6,740,768

TOTAL ASSET-BACKED SECURITIES
(Cost $166,336,721)			$166,916,581

U.S. Treasury Obligations – 10.1%

United States Treasury Bonds
$15,000,000	3.38%	02/15/2008	$14,869,950
7,500,000	8.75	05/15/2017	10,560,000
7,000,000	8.88	02/15/2019	10,168,060
2,200,000	8.50	02/15/2020	3,143,800
1,900,000	7.13	02/15/2023	2,482,122
4,550,000	6.88 (f)	08/15/2025	5,900,167
United States Treasury Interest-Only Stripped Securities(d)
11,600,000	0.00	05/15/2023	4,947,632
United States Treasury Notes
150,000	7.00	07/15/2006	156,179
1,000,000	6.63	05/15/2007	1,058,100
2,500,000	6.13	08/15/2007	2,634,375
7,100,000	5.63	05/15/2008	7,480,559
3,000,000	5.50	05/15/2009	3,189,480
3,000,000	6.00	08/15/2009	3,253,008
1,000,000	6.50	02/15/2010	1,113,360
500,000	5.00	02/15/2011	527,125
United States Treasury Principal-Only Stripped Securities(g)
16,900,000	0.00	05/15/2017	9,895,288
560,000	0.00	05/15/2018	311,410
28,100,000	0.00	05/15/2020	14,085,406
89,900,000	0.00	08/15/2020	44,283,840
21,700,000	0.00	05/15/2021	10,261,279
16,800,000	0.00	08/15/2021	7,849,632
43,750,000	0.00	11/15/2021	20,186,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $170,397,353)			$178,357,022

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 88.9%
(Cost $1,552,897,472)			$1,571,887,635

Repurchase Agreement(h) – 36.6%

Joint Repurchase Agreement Account II
$648,000,000	2.97%	05/02/2005	$648,000,000
Maturity Value: $648,160,218
(Cost $648,000,000)

TOTAL INVESTMENTS — 125.5%
(Cost $2,200,897,472)			$2,219,887,635

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $63,780,105, which represents approximately 3.6% of net assets as of April 30, 2005.

(b)	Perpetual Maturity. Maturity date presented represents the next call date.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(d)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(f)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Joint repurchase agreement was entered into on April 29, 2005.

(i)	The principal amount of the security is stated in the currency in which the bond is denominated. See below. EUR=Euro Currency.

Investment Abbreviations:
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $648,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$900,000,000	2.97%	05/02/2005	$900,222,750

Barclays Capital PLC	1,700,000,000	2.97	05/02/2005	1,700,420,750

Bear Stearns & Co.	300,000,000	2.98	05/02/2005	300,074,500

Deutsche Bank Securities, Inc.	610,000,000	2.97	05/02/2005	610,150,975

Greenwich Capital Markets	400,000,000	2.97	05/02/2005	400,099,000

Merrill Lynch	250,000,000	2.97	05/02/2005	250,061,875

Morgan Stanley & Co.	1,411,700,000	2.97	05/02/2005	1,412,049,396

UBS Securities LLC	750,000,000	2.95	05/02/2005	750,184,375

UBS Securities LLC	450,000,000	2.96	05/02/2005	450,111,000

Westdeutsche Landesbank AG	900,000,000	2.97	05/02/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035; and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2005, the Core Fixed Income Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	06/15/2005	$16,341,000	$16,597,522	$256,522	$—
Canadian Dollar	06/15/2005	5,512,000	5,431,860	—	80,140
Euro	06/15/2005	5,481,000	5,395,047	—	85,953
Great Britain Pound	06/15/2005	11,097,000	11,085,243	—	11,757
Japanese Yen	06/15/2005	5,585,000	5,642,277	57,277	—
Norwegian Krone	06/15/2005	21,771,000	21,699,224	—	71,776

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$65,787,000	$65,851,173	$313,799	$249,626

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Canadian Dollar	06/15/2005	$10,911,000	$10,774,320	$136,680	$—
Euro	05/27/2005	3,511,565	3,497,507	14,058	—
Euro	06/15/2005	5,512,000	5,472,298	39,702	—
Great Britain Pound	06/15/2005	5,430,000	5,459,040	—	29,040
Japanese Yen	06/15/2005	5,430,000	5,572,075	—	142,075
Swedish Krona	06/15/2005	5,430,000	5,382,342	47,658	—
Swiss Franc	06/15/2005	32,632,000	32,492,220	139,780	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$68,856,565	$68,649,802	$377,878	$171,115

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	264	June 2005	$63,739,500	$33,052
Eurodollars	308	September 2005	74,116,350	(66,143)
Eurodollars	511	December 2005	122,723,038	(234,307)
Eurodollars	90	March 2006	21,586,500	10,974
Eurodollars	113	June 2006	27,071,975	(84,417)
Eurodollars	(184)	September 2006	(44,040,400)	30,892
Eurodollars	(476)	December 2006	(113,841,350)	293,891
Eurodollars	50	March 2007	11,955,000	(22,893)
Eurodollars	40	June 2007	9,560,500	(6,734)
U.S. Treasury Bonds	667	June 2005	76,600,781	2,138,051
2 Year U.S. Treasury Notes	292	June 2005	60,649,313	18,166
5 Year U.S. Treasury Notes	(1,470)	June 2005	(159,426,094)	207,739
10 Year German Federal Republic Bonds	808	June 2005	125,490,477	142,794
10 Year U.S. Treasury Notes	1	June 2005	111,422	529

			$276,297,012	$2,461,594

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2005, the Core Fixed Income Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate	Banc of America Securities LLC	$60,000	12/27/2006	3.43%	3 month LIBOR Floating	$48,169
Interest Rate	Banc of America Securities LLC	281,330	05/06/2008	4.35%	3 month LIBOR Floating	—
Interest Rate	Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR Floating	(2,217,960)
Interest Rate	Banc of America Securities LLC	93,000	04/21/2010	4.29%	3 month LIBOR Floating	(198,384)
Interest Rate	Banc of America Securities LLC	120,500	05/04/2011	3 month LIBOR Floating	4.53%	—
Interest Rate	Banc of America Securities LLC	65,000	04/19/2012	4.55%	3 month LIBOR Floating	302,960
Interest Rate	Banc of America Securities LLC	20,000	11/12/2019	3 month LIBOR Floating	5.07%	(873,351)
Interest Rate	Banc of America Securities LLC	80,000	03/23/2020	3 month LIBOR Floating	5.11%	(2,516,738)
Interest Rate	Banc of America Securities LLC	9,000	03/30/2035	5.32%	3 month LIBOR Floating	472,996
Interest Rate	Banc of America Securities LLC	10,000	04/09/2035	5.27%	3 month LIBOR Floating	434,661

TOTAL						$(4,547,647)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

April 30, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds – 94.8%

Aerospace & Defense(a) – 0.3%
Bombardier Capital, Inc.
$450,000		6.13%		06/29/2006	$447,750

Automotive – 5.2%
DaimlerChrysler NA Holding Corp.
$380,000		3.45	%(b)	09/10/2007	$376,181
400,000		6.50		11/15/2013	407,915
Dana Corp.(a)
850,000		5.85		01/15/2015	693,206
Ford Motor Co.
25,000		6.63		10/01/2028	19,110
Ford Motor Credit Co.
1,625,000		6.88		02/01/2006	1,643,713
3,450,000		5.70		01/15/2010	3,125,136
General Motors Acceptance Corp.
700,000		6.75		01/15/2006	705,181
EUR 325,000	(f)	4.00		02/09/2006	411,296
150,000	(f)	5.75		02/14/2006	191,067

					$7,572,805

Banks – 20.0%
ANZ Capital Trust I(a)(c)
$325,000		4.48%		01/15/2010	$320,640
800,000		5.36		12/15/2013	809,136
Associates Corp. NA(d)
107,000		8.55		07/15/2009	123,634
Astoria Financial Corp.
225,000		5.75		10/15/2012	234,005
Banca Popolare di Bergamo Capital Trust(b)(c)(f)
EUR 475,000		8.36		02/15/2011	747,014
Bank of America Corp.
USD 937,000		7.80		02/15/2010	1,071,260
250,000		7.40		01/15/2011	284,446
Bank One Corp.
250,000		6.38		01/30/2009	267,134
Bank United Corp.
250,000		8.88		05/01/2007	271,149
Chase Manhattan Corp.
500,000		6.50		01/15/2009	534,770
Chuo Mitsui Trust & Banking(a)(b)(c)
875,000		5.51		04/15/2015	836,447
Citigroup, Inc.
200,000		7.25		10/15/2011	229,145
Credit Suisse First Boston London(a)(b)(c)
215,000		7.90		05/01/2007	229,038
Credit Suisse First Boston New York(a)
500,000		6.50		05/01/2008	528,964
Credit Suisse First Boston USA, Inc.
500,000		4.70		06/01/2009	503,435
250,000		4.13		01/15/2010	245,389
Danske Bank A/S(a)(b)
300,000		7.40		06/15/2010	319,174
Development Bank of Singapore Ltd.(a)(b)
900,000		5.00		11/15/2019	889,716
Fleet Boston Financial Corp.
500,000		7.38		12/01/2009	560,165
ForeningSparbanken AB (Swedbank)(a)(b)(c)
$500,000		7.50%		11/01/2006	$524,206
Greenpoint Bank
150,000		9.25		10/01/2010	182,041
GreenPoint Financial Corp.
600,000		3.20		06/06/2008	582,294
HBOS Capital Funding LP(a)(b)(c)
650,000		6.07		06/30/2014	688,202
HBOS PLC(a)(b)(c)
2,250,000		5.38		11/01/2013	2,280,863
HSBC Capital Funding LP(a)(b)(c)
1,050,000		4.61		06/27/2013	1,005,851
HSBC USA, Inc.
250,000		6.63		03/01/2009	267,813
Huntington National Bank
750,000		3.13		05/15/2008	724,036
J.P. Morgan Chase & Co.
425,000		6.38		04/01/2008	448,279
400,000		6.63		03/15/2012	442,336
Key Bank N.A.
1,900,000		4.41		03/18/2008	1,909,979
MIZUHO Financial Group (Cayman)(a)
925,000		5.79		04/15/2014	956,931
Nordbanken AB(a)(b)(c)
670,000		8.95		11/12/2009	784,901
PNC Funding Corp.
125,000		6.88		07/15/2007	132,216
400,000		6.13		02/15/2009	422,480
600,000		7.50		11/01/2009	671,174
Popular N.A. Capital Trust I
300,000		6.56		09/15/2034	311,903
Popular North America, Inc.
156,000		6.13		10/15/2006	160,547
495,000		4.25		04/01/2008	494,589
150,000		3.88		10/01/2008	146,810
RBS Capital Trust II(b)(c)
1,000,000		5.51		09/30/2014	1,018,654
Royal Bank of Scotland Group PLC(c)
200,000		7.82		12/31/2005	205,601
250,000		7.38	(b)	04/01/2006	257,157
400,000		9.12		04/01/2006	476,670
Sovereign Bank
278,663		10.20	(a)	06/30/2005	280,246
1,000,000		4.00		02/01/2008	987,994
575,000		5.13		03/15/2013	574,134
455,000		4.38	(b)	08/01/2013	448,639
Unicredito Italiano Capital Trust(a)(b)(c)
500,000		9.20		10/05/2010	603,698
Union Planters Corp.
160,000		7.75		03/01/2011	185,094
Washington Mutual, Inc.
975,000		4.00		01/15/2009	957,080
1,000,000		5.00		03/22/2012	1,013,086

					$29,150,165

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Brokerage – 2.1%
Lehman Brothers Holdings, Inc.
$1,400,000	4.25%	01/27/2010	$1,381,994
Morgan Stanley
1,100,000	4.00	01/15/2010	1,071,187
550,000	5.30	03/01/2013	560,634

			$3,013,815

Captive Financial – 0.6%
John Deere Capital Corp.
$930,000	3.90%	01/15/2008	$920,346

Chemicals – 1.8%
Cytec Industries, Inc.
$1,000,000	6.75%	03/15/2008	$1,062,105
Dow Chemical Co.
400,000	8.63	04/01/2006	415,247
Lubrizol Corp.
1,050,000	4.63	10/01/2009	1,040,680
75,000	5.50	10/01/2014	76,263
50,000	7.25	06/15/2025	56,481

			$2,650,776

Consumer Cyclical Services – 0.2%
Cendant Corp.
$250,000	6.25%	01/15/2008	$260,340

Diversified Manufacturing – 2.7%
Tyco International Group Participation Certificate(a)
$2,350,000	4.44%	06/15/2007	$2,356,998
Tyco International Group SA
75,000	6.38	06/15/2005	75,218
325,000	5.80	08/01/2006	331,677
650,000	6.38	10/15/2011	704,366
450,000	7.00	06/15/2028	526,143

			$3,994,402

Electric – 6.1%
Calenergy, Inc.
$125,000	7.23%	09/15/2005	$126,643
1,575,000	7.63	10/15/2007	1,687,549
280,000	7.52	09/15/2008	303,042
Centerpoint Energy, Inc.
100,000	5.88	06/01/2008	103,497
350,000	7.25	09/01/2010	385,544
FirstEnergy Corp.
175,000	5.50	11/15/2006	178,237
1,220,000	7.38	11/15/2031	1,437,819
MidAmerican Energy Holdings Co.
150,000	5.88	10/01/2012	155,716
Nisource Finance Corp.(b)
500,000	3.43	11/23/2009	502,864
Southern California Edison Co.
400,000	6.38	01/15/2006	406,998
TXU Corp.(a)
2,850,000	4.80	11/15/2009	2,793,664
300,000	6.50	11/15/2024	296,109
Western Resources, Inc.
$500,000	7.88%	05/01/2007	$532,888

			$8,910,570

Entertainment – 2.3%
Time Warner Entertainment Co. LP
$325,000	7.25%	09/01/2008	$350,860
1,290,000	8.38	03/15/2023	1,620,296
Viacom, Inc.
455,000	7.75	06/01/2005	456,430
950,000	6.40	01/30/2006	967,786

			$3,395,372

Environmental – 0.6%
Waste Management, Inc.
$775,000	7.38%	08/01/2010	$869,701

Food & Beverage – 1.6%
Cargill, Inc.(a)
$300,000	3.63%	03/04/2009	$293,250
Nabisco, Inc.
929,000	7.05	07/15/2007	983,107
Tyson Foods, Inc.
645,000	7.25	10/01/2006	672,681
350,000	8.25	10/01/2011	410,346

			$2,359,384

Food & Drug Retailing – 0.2%
Kroger Co.
$250,000	7.45%	03/01/2008	$269,163

Gaming – 1.2%
Harrahs Operating Co., Inc.
$1,425,000	7.50%	01/15/2009	$1,551,883
125,000	5.38	12/15/2013	124,374

			$1,676,257

Health Care – 0.3%
Anthem, Inc.
$275,000	4.88%	08/01/2005	$275,626
HCA, Inc.
175,000	5.25	11/06/2008	174,944

			$450,570

Integrated – 0.9%
Amerada Hess Corp.
$500,000	5.90%	08/15/2006	$507,955
750,000	7.13	03/15/2033	843,568

			$1,351,523

Life Insurance – 6.0%
Assurant, Inc.
$125,000	6.75%	02/15/2034	$140,254
AXA Financial, Inc.
130,000	6.50	04/01/2008	137,379
670,000	7.75	08/01/2010	759,587
Hartford Financial Services Group, Inc.
1,025,000	2.38	06/01/2006	1,008,439

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Life Insurance – (continued)
Hartford Life, Inc.
$225,000	7.10%	06/15/2007	$237,624
ING Security Life Institutional Funding(a)
600,000	4.25	01/15/2010	596,147
John Hancock Financial Services, Inc.
250,000	5.63	12/01/2008	260,013
Monumental Global Funding(a)
425,000	5.20	01/30/2007	433,873
Pricoa Global Funding I(a)
600,000	4.20	01/15/2010	592,402
Principal Financial Group Australia(a)
1,100,000	8.20	08/15/2009	1,244,860
Principal Life Global Funding I(a)
100,000	3.63	04/30/2008	98,398
Prudential Financial, Inc.(b)
50,000	4.10	11/15/2006	50,308
Prudential Funding LLC(a)
525,000	6.60	05/15/2008	559,047
Prudential Insurance Co.(a)
200,000	7.65	07/01/2007	214,122
Reinsurance Group of America, Inc.
625,000	6.75	12/15/2011	666,450
Reliastar Financial Corp.
400,000	8.00	10/30/2006	423,140
200,000	6.50	11/15/2008	213,638
The Mony Group, Inc.
1,000,000	8.35	03/15/2010	1,153,297

			$8,788,978

Lodging – 0.5%
Hilton Hotels Corp.
$150,000	7.63%	05/15/2008	$162,714
425,000	7.63	12/01/2012	483,077

			$645,791

Media – Cable – 6.2%
Comcast Cable Communications Holdings, Inc.
$575,000	6.88%	06/15/2009	$623,731
2,415,000	9.46	11/15/2022	3,383,085
Cox Communications, Inc.
1,550,000	4.63 (a)	01/15/2010	1,527,455
150,000	6.95	01/15/2028	161,861
Cox Enterprises, Inc.(a)
3,275,000	4.38	05/01/2008	3,245,456
Lenfest Communications, Inc.
25,000	8.38	11/01/2005	25,514
TCI Communications, Inc.
75,000	8.00	08/01/2005	75,810

			$9,042,912

Media – Non Cable – 0.7%
Clear Channel Communications, Inc.
$650,000	8.00%	11/01/2008	$702,091
News America, Inc.
250,000	7.13	04/08/2028	278,791

			$980,882

Noncaptive – Financial — 7.6%
Aiful Corp.(a)
$200,000	4.45%	02/16/2010	$197,649
American General Finance Corp.
517,000	4.50	11/15/2007	517,935
275,000	2.75	06/15/2008	260,864
250,000	8.45	10/15/2009	282,375
Capital One Bank
325,000	5.00	06/15/2009	328,441
Capital One Financial Corp.
935,000	8.75	02/01/2007	1,001,678
200,000	4.80	02/21/2012	196,448
Citigroup, Inc.
513,000	5.00	09/15/2014	515,734
Countrywide Home Loan, Inc.
800,000	5.63	05/15/2007	820,130
2,500,000	6.25	04/15/2009	2,650,080
GATX Financial Corp.
300,000	5.13	04/15/2010	302,557
General Electric Capital Corp.
1,000,000	4.00	02/17/2009	989,083
Heller Financial, Inc.
800,000	7.38	11/01/2009	896,109
HSBC Finance Corp.
669,000	4.13	11/16/2009	656,288
PHH Corp.
1,450,000	6.00	03/01/2008	1,497,286

			$11,112,657

Pipelines – 1.9%
CenterPoint Energy Resources Corp.
$600,000	7.88%	04/01/2013	$706,651
550,000	5.95	01/15/2014	576,831
Magellan Midstream Partners
1,200,000	6.45	06/01/2014	1,298,072
Panhandle Eastern Pipeline
150,000	4.80	08/15/2008	150,112

			$2,731,666

Property/ Casualty Insurance – 5.0%
Ace Capital Trust II
$150,000	9.70%	04/01/2030	$202,633
ACE INA Holdings, Inc.
535,000	8.30	08/15/2006	562,937
100,000	5.88	06/15/2014	103,034
ACE Ltd
400,000	6.00	04/01/2007	412,059
Arch Capital Group Ltd
925,000	7.35	05/01/2034	1,031,469
Asif Global Financial XXIII(a)
1,000,000	3.90	10/22/2008	979,823
Axis Capital Holdings Ltd
300,000	5.75	12/01/2014	303,337
CNA Financial Corp.
520,000	6.75	11/15/2006	537,914
350,000	6.60	12/15/2008	369,397
25,000	5.85	12/15/2014	25,370

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds – (continued)

Property/ Casualty Insurance – (continued)
CNA Financial Corp.
$125,000		6.95%	01/15/2018	$135,748
Endurance Specialty Holdings Ltd.
425,000		7.00	07/15/2034	469,570
Hartford Financial Services Group, Inc.
350,000		6.38	11/01/2008	369,661
Liberty Mutual Group(a)
525,000		7.00	03/15/2034	542,203
QBE Insurance Group Ltd.(a) (b)
855,000		5.65	07/01/2023	860,144
SAFECO Corp.
224,000		6.88	07/15/2007	235,513
Zurich Capital Trust I(a)
125,000		8.38	06/01/2037	135,480

				$7,276,292

Railroads – 2.1%
CSX Corp.
$200,000		7.45%	05/01/2007	$211,946
350,000		6.25	10/15/2008	369,698
200,000		5.50	08/01/2013	207,393
Union Pacific Corp.
2,000,000		7.38	09/15/2009	2,204,684

				$2,993,721

REITs – 6.6%
Arden Reality LP
$310,000		5.20%	09/01/2011	$311,726
Brandywine Operating Partnership LP
775,000		4.50	11/01/2009	756,727
EOP Operating LP
802,000		7.75	11/15/2007	864,790
ERP Operating LP
250,000		6.63	03/15/2012	273,401
Gables Realty LP
275,000		5.00	03/15/2010	276,027
iStar Financial, Inc.
2,700,000		5.70	03/01/2014	2,681,157
Liberty Property LP
225,000		7.75	04/15/2009	247,858
Simon Property Group LP
200,000		6.88	10/27/2005	202,884
100,000		7.38	01/20/2006	102,461
25,000		7.13	09/20/2007	26,417
200,000		7.00	06/15/2008	213,561
1,000,000		7.13	02/09/2009	1,086,690
200,000		7.75	01/20/2011	228,492
Westfield Cap Corp. Ltd.(a)(b)
2,400,000		3.51	11/02/2007	2,405,081

				$9,677,272

Tobacco – 2.0%
Altria Group, Inc.
$1,175,000		7.00%	11/04/2013	$1,297,884
275,000		7.75	01/15/2027	323,017
Imperial Tobacco Overseas BV
$1,200,000		7.13	04/01/2009	1,307,724

				$2,928,625

Wireless Telecommunications – 2.0%
America Movil SA de CV
$1,175,000		4.13%	03/01/2009	$1,138,318
400,000		5.50	03/01/2014	388,602
150,000		6.38	03/01/2035	138,198
AT&T Wireless Services, Inc.
200,000		7.50	05/01/2007	212,846
150,000		8.75	03/01/2031	204,642
Intelsat
350,000		5.25	11/01/2008	317,625
TeleCorp PCS, Inc.
75,000		10.63	07/15/2010	80,250
Vodafone Group PLC
325,000		7.88	02/15/2030	425,200

				$2,905,681

Wirelines Telecommunications – 8.1%
Alltel Corp.
$175,000		4.66%	05/17/2007	$176,487
Ameritech Capital Funding
575,000		6.25	05/18/2009	609,797
Bellsouth Telecommunications, Inc.
426,000		6.13	09/23/2008	446,483
Deutsche Telekom International Finance BV
300,000		8.25	06/15/2005	301,684
1,010,000		8.75	06/15/2030	1,352,299
France Telecom SA
200,000		7.45 (b)	03/01/2006	205,787
EUR 175,000	(f)	8.13	01/28/2033	331,335
Gte Corp.
$1,260,000		7.51	04/01/2009	1,383,221
Olivetti Finance NV
EUR 300,000	(f)	7.75	01/24/2033	528,857
SBC Communications, Inc.
$150,000		4.13	09/15/2009	147,533
Sprint Capital Corp.
100,000		6.00	01/15/2007	102,671
300,000		6.13	11/15/2008	315,348
2,000,000		6.88	11/15/2028	2,237,000
Telecom Italia Capital(a)
700,000		4.00	01/15/2010	676,202
1,700,000		4.95	09/30/2014	1,659,026
Telefonica Europe BV
145,000		7.35	09/15/2005	146,995
TPSA Finance BV(a)
350,000		7.75	12/10/2008	386,440
Verizon Communications, Inc.
600,000		6.36	04/15/2006	612,218

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Wirelines Telecommunications – (continued)
Verizon Global Funding Corp.
$100,000	7.60%	03/15/2007	$105,493
100,000	4.38	06/01/2013	96,997

			$11,821,873

TOTAL CORPORATE BONDS
(Cost $138,733,002)			$138,199,289

Emerging Markets Debt – 0.3%

Korea Development Bank
$150,000	5.75%	09/10/2013	$157,387
State of Qatar
110,000	9.75	06/15/2030	164,450
United Mexican States
22,000	8.30	08/15/2031	25,740
44,000	7.50	04/08/2033	47,630

TOTAL EMERGING MARKETS DEBT
(Cost $377,968)			$395,207

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 95.1%
(Cost $139,110,970)			$138,594,496

Repurchase Agreement(e) – 1.9%

Joint Repurchase Agreement Account II
$2,800,000	2.97%	05/02/2005	$2,800,000
Maturity Value: $2,800,692
(Cost $2,800,000)

TOTAL INVESTMENTS — 97.0%
(Cost $141,910,970)			$141,394,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $35,426,116, which represents approximately 24.3% of net assets as of April 30, 2005.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(c)	Perpetual Maturity. Maturity date presented represents the next call date.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Joint repurchase agreement was entered into on April 29, 2005.

(f)	The principal amount of the security is stated in the currency in which the bond is denominated. See below. EUR=Euro Currency.

Investment Abbreviations:
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$900,000,000	2.97%	05/02/2005	$900,222,750

Barclays Capital PLC	1,700,000,000	2.97	05/02/2005	1,700,420,750

Bear Stearns & Co.	300,000,000	2.98	05/02/2005	300,074,500

Deutsche Bank Securities, Inc.	610,000,000	2.97	05/02/2005	610,150,975

Greenwich Capital Markets	400,000,000	2.97	05/02/2005	400,099,000

Merrill Lynch	250,000,000	2.97	05/02/2005	250,061,875

Morgan Stanley & Co.	1,411,700,000	2.97	05/02/2005	1,412,049,396

UBS Securities LLC	750,000,000	2.95	05/02/2005	750,184,375

UBS Securities LLC	450,000,000	2.96	05/02/2005	450,111,000

Westdeutsche Landesbank AG	900,000,000	2.97	05/02/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035; and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At April 30, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	15	June 2005	$3,621,563	$512
Eurodollars	49	September 2005	11,791,237	7,746
Eurodollars	25	December 2005	6,004,063	(1,855)
Eurodollars	1	March 2006	239,850	122
Eurodollars	(19)	September 2006	(4,547,650)	3,190
Eurodollars	(10)	December 2006	(2,391,625)	5,924
U.S. Treasury Bonds	23	June 2005	2,641,406	67,217
2 Year U.S. Treasury Notes	(25)	June 2005	(5,192,578)	(19,992)
5 Year U.S. Treasury Notes	(162)	June 2005	(17,569,406)	(212,682)
10 Year German Federal Republic Bonds	(11)	June 2005	(1,708,410)	(32,701)
10 Year U.S. Treasury Notes	164	June 2005	18,273,187	306,441

			$11,161,637	$123,922

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2005, the Fund had an outstanding forward foreign currency contract to sell foreign currency as follows:

Open Forward
Foreign Currency	Value on		Unrealized
Sell Contract	Settlement Date	Current Value	Gain

Euro expiring 05/27/2005	$2,239,992	$2,221,943	$18,049

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2005, the Investment Grade Credit Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
Swap	Amount	Termination	made by	received by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain

Banc of America Securities LLC	$4,000	03/19/2035	3 month LIBOR Floating	5.29%	$192,675
Banc of America Securities LLC	2,800	04/09/2035	3 month LIBOR Floating	5.27%	121,705

TOTAL					$314,380

CREDIT DEFAULT SWAP CONTRACTS

	Notional
Swap Counterparty &	Amount	Interest	Termination	Unrealized
Referenced Obligation	(000s)	Rate	Date	Gain

Buy:
Banc of America Securities LLC Sears Roebuck Acceptance Corp. 7.00%, 02/01/2011	$1,000	0.93%	06/20/2010	$6,647

Sell:
Banc of America Securities LLC American International Group, Inc., Convertible Zero Coupon, 11/09/2031	1,000	0.35%	06/20/2010	4,119

TOTAL				$10,766

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Assets and Liabilities

April 30, 2005 (Unaudited)

Enhanced
Income Fund

Assets:

Investment in securities, at value (identified cost $445,003,121, $1,065,658,264, $703,757,398, $688,697,259, $442,166,446 $1,552,897,472 and $139,110,970)	$443,596,127
Repurchase Agreement	5,400,000
Cash(a)	3,151,048
Foreign currencies, at value (Core Fixed Income only; identified cost $11,024)	—
Receivables:
Investment securities sold, at value	12,326,330
Interest, at value	6,234,527
Fund shares sold	13,070
Variation margin(b)	230,306
Forward foreign currency exchange contracts, at value	—
Swap contracts, at value	—
Reimbursement from investment adviser	104,066
From vendors	197,141
Other assets, at value	18,974

Total assets	471,271,589

Liabilities:

Due to custodian	—
Payables:
Investment securities purchased, at value	—
Fund shares repurchased	31,310,063
Swap contracts, at value	—
Income distribution	248,945
Amounts owed to affiliates	127,654
Forward foreign currency exchange contracts, at value	—
Accrued expenses and other liabilities, at value	138,799

Total liabilities	31,825,461

Net Assets:

Paid-in capital	517,395,473
Accumulated undistributed (distributions in excess of) net investment income	2,594,105
Accumulated net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	(78,805,080)
Net unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(1,738,370)

NET ASSETS	$439,446,128

Net Assets:
Class A	$83,338,660
Class B	—
Class C	—
Institutional	319,694,271
Administration	36,413,197
Service	—
Separate Account Institutional	—

Shares outstanding:
Class A	8,582,012
Class B	—
Class C	—
Institutional	32,963,331
Administration	3,750,905
Service	—
Separate Account Institutional	—

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	45,296,248

Net asset value, offering and redemption price per share:(c)
Class A	$9.71
Class B	—
Class C	—
Institutional	9.70
Administration	9.71
Service	—
Separate Account Institutional	—

(a)	Includes restricted cash of $1,100,000, $1,200,000, $3,000,000, $450,000 and $275,000, relating to initial margin requirements and collateral on futures transactions for the Enhanced Income, Ultra-Short Duration Government, Government Income, U.S. Mortgages and Investment Grade Credit Funds, respectively, and includes restricted cash of $2,003,765, $17,521,038, $1,503,819, $6,383,475 and $28,487,952 on deposit with the swap counterparty as collateral for the Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income and Core Fixed Income Fund, respectively.
(b)	Includes restricted cash of $747,400 relating to initial margin requirements and collateral on futures transactions for the Short Duration Government Fund.
(c)	Maximum public offering price per share for Class A shares of the Enhanced Income and Ultra-Short Duration Government (NAV per share multiplied by 1.0152), Short Duration Government (NAV per share multiplied by 1.0204), Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit Funds (NAV per share multiplied by 1.0471) is $9.86, $9.44, $9.95, $15.49, $10.45, $10.53, and $10.64, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund	Income Fund	Credit Fund

$1,055,949,035	$696,343,063	$692,195,859	$443,838,276	$1,571,887,635	$138,594,496
—	83,600,000	207,200,000	242,300,000	648,000,000	2,800,000
18,721,038	1,552,129	9,598,724	3,495,854	28,506,801	368,657
—	—	—	—	14,304	—
46,119,701	5,646	211,628,898	269,142,692	628,412,530	407,299
5,568,577	4,520,725	3,341,821	734,599	9,673,211	2,273,854
7,818,132	1,655,248	3,231,593	2,225,693	7,193,642	1,319,940
543,384	532,008	786,119	491,152	5,493,093	311,794
—	—	—	—	691,677	18,049
—	—	—	—	—	325,146
—	41,311	41,560	26,272	—	21,543
—	—	—	—	—	—
22,038	24,859	39,156	8,306	23,779	6,603

1,134,741,905	788,274,989	1,128,063,730	962,262,844	2,899,896,672	146,447,381

36,214,578	—	—	—	—	—
33,903,093	2,325,577	403,425,981	538,184,667	1,121,150,159	298,106
11,067,277	4,268,758	2,704,613	—	2,218,568	282,582
4,131,099	—	725,859	218,338	4,547,647	—
1,188,828	465,227	103,231	77,538	1,937,600	23,331
471,666	539,304	581,732	119,453	880,128	42,533
—	—	—	—	420,741	—
73,457	70,928	85,492	60,458	151,268	59,113

87,049,998	7,669,794	407,626,908	538,660,454	1,131,306,111	705,665

1,195,357,419	807,771,295	716,499,290	423,830,593	1,748,840,273	145,814,150
10,004,355	2,793,312	3,058,206	(1,216,534)	(1,758,499)	28,921
(144,545,614)	(20,783,795)	(2,388,034)	(836,387)	4,328,371	(52,093)
(13,124,253)	(9,175,617)	3,267,360	1,824,718	17,180,416	(49,262)

$1,047,691,907	$780,605,195	$720,436,822	$423,602,390	$1,768,590,561	$145,741,716

$231,083,628	$313,451,895	$606,011,583	$10,257,615	$627,551,271	$3,650,182
—	30,159,927	28,673,330	—	30,943,779	—
—	71,750,265	20,034,744	—	23,122,816	—
769,918,128	352,541,661	54,055,737	80,529,713	1,053,037,310	3,452,142
—	—	—	—	—	—
46,690,151	12,701,447	11,661,428	—	33,935,385	—
—	—	—	332,815,062	—	138,639,392

24,844,780	32,145,169	40,971,366	1,028,145	62,388,384	359,101
—	3,103,723	1,938,500	—	3,064,512	—
—	7,401,658	1,355,220	—	2,289,230	—
82,666,622	36,247,105	3,658,365	8,068,094	104,318,238	339,143
—	—	—	—	—	—
4,995,612	1,307,731	789,847	—	3,360,524	—
—	—	—	33,368,774	—	13,631,181

112,507,014	80,205,386	48,713,298	42,465,013	175,420,888	14,329,425

$9.30	$9.75	$14.79	$9.98	$10.06	$10.16
—	9.72	14.79	—	10.10	—
—	9.69	14.78	—	10.10	—
9.31	9.73	14.78	9.98	10.09	10.18
—	—	—	—	—	—
9.35	9.71	14.76	—	10.10	—
—	—	—	9.97	—	10.17

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended April 30, 2005 (Unaudited)

Enhanced
Income Fund

Investment income:

Interest	$9,671,916

Total income	9,671,916

Expenses:

Management fees	685,660
Distribution and service fees(a)	150,495
Transfer agent fees(a)	200,003
Custody and accounting fees	96,848
Registration fees	79,279
Service Share/Account servicing fees	—
Professional fees	22,954
Printing fees	25,957
Administration Share fees	46,366
Trustee fees	4,265
Other	22,836

Total expenses	1,334,663

Less — expense reductions	(353,073)

Net expenses	981,590

NET INVESTMENT INCOME	8,690,326

Realized and unrealized gain (loss) on investment, futures, swaps and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	(363,028)
Futures transactions	1,309,056
Swap contracts	368,807
Foreign currency related transactions	—
Net increase from payments by affiliates relating to income distribution payable balances	65,713
Net change in unrealized gain (loss) on:
Investments	(6,131,677)
Futures	668,555
Swap contracts	—
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures, swaps and foreign currency related transactions:	(4,082,574)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,607,752

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

										Separate
										Account
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Administration	Service	Institutional

Enhanced Income	$150,495	$—	$—	$114,376	$—	$—	$78,208	$7,419	$—	$—
Ultra-Short Duration Government	364,470	—	—	276,997	—	—	189,219	—	9,737	—
Short Duration Government	384,014	171,077	401,014	291,850	32,505	76,193	69,132	—	2,327	—
Government Income	672,055	151,912	100,454	510,763	28,863	19,086	12,209	—	2,140	—
U.S. Mortgages	12,493	—	—	9,495	—	—	20,743	—	—	32,020
Core Fixed Income	707,117	153,977	116,801	537,408	29,256	22,192	170,117	—	5,102	—
Investment Grade Credit	3,967	—	—	3,015	—	—	154	—	—	20,404

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund	Income Fund	Credit Fund

$21,314,103	$12,815,488	$12,011,276	$4,805,963	$30,480,923	$2,414,802

21,314,103	12,815,488	12,011,276	4,805,963	30,480,923	2,414,802

2,572,712	1,947,313	2,006,722	547,611	2,991,882	211,930
364,470	956,105	924,421	12,493	977,895	3,967
475,953	472,007	573,061	62,258	764,075	23,573
157,536	133,835	133,067	67,540	165,293	41,690
63,702	28,611	34,037	16,822	35,238	16,858
121,708	29,091	26,751	28,427	63,771	986
22,955	22,605	22,954	21,287	54,725	21,286
22,486	21,990	22,486	23,477	20,517	23,230
—	—	—	—	—	—
4,265	4,265	4,265	4,265	4,265	4,265
32,066	31,979	25,912	15,249	34,716	14,996

3,837,853	3,647,801	3,773,676	799,429	5,112,377	362,781

(5,283)	(255,005)	(459,969)	(283,216)	(6,614)	(168,691)

3,832,570	3,392,796	3,313,707	516,213	5,105,763	194,090

17,481,533	9,422,692	8,697,569	4,289,750	25,375,160	2,220,712

(430,086)	(1,050,378)	2,463,045	(454,608)	6,311,221	(56,502)
1,128,254	(2,188,853)	(1,493,847)	385,990	2,120,726	57,948
(5,078,593)	491,743	(290,208)	19,247	408,719	—
—	—	—	—	119,924	(254)
—	—	—	—	—	—
(6,204,326)	(4,080,951)	(1,173,276)	1,336,455	(9,146,775)	(1,270,091)
645,333	(1,138,835)	(822,362)	(214,178)	(702,304)	85,511
9,664,901	—	(830,993)	(218,338)	(4,762,170)	325,146
—	—	—	—	298,248	16,346

(274,517)	(7,967,274)	(2,147,641)	854,568	(5,352,411)	(841,896)

$17,207,016	$1,455,418	$6,549,928	$5,144,318	$20,022,749	$1,378,816

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Changes in Net Assets

			Ultra-Short Duration Government
	Enhanced Income Fund		Fund

	For the
	Six Months		For the
	Ended	For the	Six Months	For the
	April 30,	Year Ended	Ended	Year Ended
	2005	October 31,	April 30, 2005	October 31,
	(Unaudited)	2004	(Unaudited)	2004

From operations:

Net investment income	$8,690,326	$33,006,381	$17,481,533	$46,415,602
Net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	1,314,835	(6,924,744)	(4,380,425)	(4,455,696)
Net increase from payments by affiliates relating to income distribution payable balances	65,713	—	—	—
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(5,463,122)	(16,118,742)	4,105,908	(2,850,394)

Net increase in net assets resulting from operations	4,607,752	9,962,895	17,207,016	39,109,512

Distributions to shareholders:

From net investment income
Class A Shares	(1,991,908)	(6,787,491)	(3,689,027)	(15,776,637)
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	(6,445,147)	(26,572,115)	(13,848,200)	(49,101,322)
Administration Shares	(565,276)	(1,355,651)	—	—
Service Shares	—	—	(589,493)	(1,473,200)
Separate Account Institutional Shares	—	—	—	—
From net realized gains
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	—	—	—	—
Service Shares	—	—	—	—
From paid-in capital
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	—	—	—	—
Service Shares	—	—	—	—

Total distributions to shareholders	(9,002,331)	(34,715,257)	(18,126,720)	(66,351,159)

From share transactions:

Proceeds from sales of shares	135,770,084	571,458,832	226,639,949	1,037,712,476
Reinvestment of dividends and distributions	6,962,122	28,729,114	9,956,523	44,537,067
Cost of shares repurchased	(380,585,713)	(1,429,538,223)	(773,720,046)	(2,273,508,142)

Net increase (decrease) in net assets resulting from share transactions	(237,853,507)	(829,350,277)	(537,123,574)	(1,191,258,599)

TOTAL INCREASE (DECREASE)	(242,248,086)	(854,102,639)	(538,043,278)	(1,218,500,246)

Net assets:

Beginning of period	681,694,214	1,535,796,853	1,585,735,185	2,804,235,431

End of period	$439,446,128	$681,694,214	$1,047,691,907	$1,585,735,185

Accumulated undistributed (distributions in excess of) net investment income	$2,594,105	$2,906,110	$10,004,355	$10,649,542

(a)	U.S. Mortgages Fund commenced operations on November 3, 2003.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Short Duration Government Fund		Government Income Fund		U.S. Mortgages Fund

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
April 30, 2005	Year Ended	April 30, 2005	Year Ended	April 30, 2005	Year Ended
(Unaudited)	October 31, 2004	(Unaudited)	October 31, 2004	(Unaudited)	October 31, 2004(a)

$9,422,692	$21,860,041	$8,697,569	$16,361,863	$4,289,750	$5,649,467
(2,747,488)	(4,160,061)	678,990	8,068,104	(49,371)	4,376,001
—	—	—	—	—	—
(5,219,786)	(992,632)	(2,826,631)	4,724,796	903,939	920,779

1,455,418	16,707,348	6,549,928	29,154,763	5,144,318	10,946,247

(4,060,341)	(8,785,993)	(6,483,097)	(13,283,120)	(177,342)	(45,080)
(351,134)	(1,058,656)	(254,713)	(885,696)	—	—
(766,731)	(2,420,991)	(168,015)	(517,450)	—	—
(5,276,054)	(14,373,431)	(865,829)	(4,368,750)	(1,980,007)	(4,381,494)
—	—	—	—	—	—
(149,022)	(170,106)	(124,350)	(272,740)	—	—
—	—	—	—	(3,114,845)	(2,720,122)
—	—	(5,846,192)	(3,366,202)	(13,456)	—
—	—	(362,623)	(370,817)	—	—
—	—	(237,517)	(199,973)	—	—
—	—	(745,227)	(1,301,452)	(2,109,001)	—
—	—	(116,638)	(90,042)	(1,830,429)	—
—	(399,377)	—	—	—	—
—	(48,123)	—	—	—	—
—	(110,049)	—	—	—	—
—	(653,361)	—	—	—	—
—	(7,732)	—	—	—	—

(10,603,282)	(28,027,819)	(15,204,201)	(24,656,242)	(9,225,080)	(7,146,696)

177,510,154	774,582,803	220,652,669	311,376,660	344,565,503	401,885,083
7,628,610	20,958,889	14,114,764	22,691,011	6,709,702	4,270,684
(239,147,027)	(859,871,597)	(133,356,180)	(298,386,700)	(146,276,896)	(187,270,475)

(54,008,263)	(64,329,905)	101,411,253	35,680,971	204,998,309	218,885,292

(63,156,127)	(75,650,376)	92,756,980	40,179,492	200,917,547	222,684,843

843,761,322	919,411,698	627,679,842	587,500,350	222,684,843	—

$780,605,195	$843,761,322	$720,436,822	$627,679,842	$423,602,390	$222,684,843

$2,793,312	$3,973,902	$3,058,206	$2,256,641	$(1,216,534)	$(234,090)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Core Fixed Income Fund		Investment Grade Credit Fund

	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2005	October 31,	2005	October 31,
	(Unaudited)	2004	(Unaudited)	2004(a)

From operations:

Net investment income	$25,375,160	$39,165,586	$2,220,712	$1,390,010
Net realized gain on investment, futures, swaps and foreign currency related transactions	8,960,590	18,118,891	1,192	205,411
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(14,313,001)	20,287,359	(843,088)	793,826

Net increase in net assets resulting from operations	20,022,749	77,571,836	1,378,816	2,389,247

Distributions to shareholders:

From net investment income
Class A Shares	(9,477,449)	(14,916,314)	(59,432)	(23,077)
Class B Shares	(397,716)	(860,188)	—	—
Class C Shares	(301,445)	(621,259)	—	—
Institutional Shares	(15,945,063)	(25,474,571)	(16,452)	(460,094)
Service Shares	(416,700)	(627,296)	—	—
Separate Account Institutional Shares	—	—	(2,152,513)	(869,294)
From net realized gains
Class A Shares	(6,882,652)	(14,873,230)	(8,899)	—
Class B Shares	(394,357)	(1,215,929)	—	—
Class C Shares	(302,043)	(859,101)	—	—
Institutional Shares	(10,461,233)	(23,684,860)	(269,174)	—
Service Shares	(285,885)	(729,303)	—	—
Separate Account Institutional Shares	—	—	(293)	—

Total distributions to shareholders	(44,864,543)	(83,862,051)	(2,506,763)	(1,352,465)

From share transactions:

Proceeds from sales of shares	563,071,675	541,317,212	97,494,397	108,137,767
Proceeds in connection with mergers	73,493,151	91,790,394	—	—
Reinvestment of dividends and distributions	31,928,117	64,751,257	2,343,671	1,195,397
Cost of shares repurchased	(334,710,573)	(456,633,242)	(25,492,697)	(37,845,654)

Net increase in net assets resulting from share transactions	333,782,370	241,225,621	74,345,371	71,487,510

TOTAL INCREASE	308,940,576	234,935,406	73,217,424	72,524,292

Net assets:

Beginning of period	1,459,649,985	1,224,714,579	72,524,292	—

End of period	$1,768,590,561	$1,459,649,985	$145,741,716	$72,524,292

Accumulated undistributed (distributions in excess of) net investment income	$(1,758,499)	$(595,286)	$28,921	$36,606

(a)	Investment Grade Credit Fund commenced operations on November 3, 2003.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements

April 30, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (Enhanced Income), Goldman Sachs Ultra-Short Duration Government Fund (Ultra-Short Duration Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs U.S. Mortgages Fund (U.S. Mortgages), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Investment Grade Credit Fund (Investment Grade Credit), (collectively, “the Funds” or individually a “Fund”). Each Fund is a diversified portfolio of the Trust. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Ultra-Short Duration Government offers three classes of shares — Class A, Institutional and Service. U.S. Mortgages and Investment Grade Credit offers three classes of shares — Class A, Institutional and Separate Account Institutional. Government Income, Short Duration Government and Core Fixed Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes which are reduced by any amounts reclaimable by the Funds, where applicable), premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and are included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually for all Funds.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Administration Shares bear all expenses and fees relating to their Administration Plan. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees. Class A and Institutional Shareholders of the U.S. Mortgages and Investment Grade Credit Funds bear their respective class-specific Account Service fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and sale of investments; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments and are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security, and a separate transaction involving a sale.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

H. Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the SEC and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

J. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Investment Grade Credit) or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     The Funds may enter into credit default swaps. The Funds may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). When a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, in turn, receive the notional amount, which generally equals the face value of the referenced obligation.
     The Funds may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). When the Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, in turn, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).
     During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. These interim payments are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statement of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
     Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

L. Forward Foreign Currency Exchange Contracts — Core Fixed Income and Investment Grade Credit may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Investment Grade Credit may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2005, Core Fixed Income and Investment Grade Credit had sufficient cash and/or securities to cover any commitments under these contracts.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the six months ended April 30, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fee for the Enhanced Income, U.S. Mortgages and Investment Grade Credit Funds, equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below. GSAM may discontinue or modify these waivers in the future at its discretion. Effective February 25, 2005, GSAM reduced the contractual Management fee of the Government Income Fund from 0.65% of the Fund’s average daily net assets to the contractual annual rate listed below. Prior to February 25, 2005, GSAM had voluntarily waived a portion of its Management fee of the Government Income Fund equal to 0.11% of the Fund’s average daily net assets.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agency fees, taxes, interest, brokerage, litigation, Service Share fees, Account Service fees, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

3. AGREEMENTS (continued)

     For the six months ended April 30, 2005, the Funds’ Management Fees, Management fee waivers and other expense limitations as an annual percentage rate of average daily net assets are as follows:

	Management Fee
				Other
	Contractual	Waiver	Net	Expense
Fund	Annual Rate	Annual Rate	Annual Rate	Limit

Enhanced Income	0.25%	0.05%	0.20%	0.014%

Ultra-Short Duration Government	0.40	—	0.40	0.054

Short Duration Government	0.50	—	0.50	0.004

Government Income	0.54	—	0.54	0.004

U.S. Mortgages	0.40	0.07	0.33	0.004

Core Fixed Income	0.40	—	0.40	0.104

Investment Grade Credit	0.40	0.07	0.33	0.004

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the Enhanced Income, Ultra-Short Duration Government, U.S. Mortgages and Investment Grade Credit Funds’ average daily net assets attributable to Class A shares and 0.25%, 0.75% and 0.75% for Short-Duration Government, Government Income and Core Fixed Income Funds’ average daily net assets attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Short Duration Government, Government Income and Core Fixed Income Funds’ average daily net assets attributable to Class B and Class C Shares. For the six months ended April 30, 2005, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B shares of Short Duration Government.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

3. AGREEMENTS (continued)

     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2005, Goldman Sachs advised the Funds that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Enhanced Income	$400	$—	$—

Ultra-Short Duration Government	4,400	—	—

Short Duration Government	7,000	—	—

Government Income	21,400	100	7,100

U.S. Mortgages	100	—	—

Core Fixed Income	123,800	—	—

Investment Grade Credit	300	—	—

     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C shares and 0.04% of the average daily net assets for Administration (Enhanced Income only), Separate Account Institutional (U.S. Mortgages and Investment Grade Credit only), Institutional and Service shares. For the six months ended April 30, 2005, Goldman Sachs has voluntarily agreed to waive a portion of the Transfer Agent fees equal to 0.02% of the average daily net assets attributable to Institutional and Separate Account Institutional shares of U.S. Mortgages and Investment Grade Credit. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.

     The Trust, on behalf of Ultra-Short Duration, Short Duration Government, Government Income and Core Fixed Income has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. In addition, the Trust on behalf of Enhanced Income Fund has adopted an Administration Plan for Administration shares. These Plans allow for Service and Administration Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan, Shareholder Administration Plan and Administration Plan provide for compensation to the service organizations in an amount up to 0.25%, 0.25% and 0.25% respectively, (on an annual basis) of such Funds’ average daily net asset value of each share class. The Trust, on behalf of Class A and Institutional Class shares of U.S. Mortgages and Investment Grade Credit Funds, has adopted Account Service Plans. Under these Plans, Goldman Sachs and Authorized Dealers are entitled to receive a fee for account service and account maintenance equal to, on an annual basis, 0.05% of the average daily net asset value of U.S. Mortgages and Investment Grade Credit Funds attributable to Class A and Institutional Class shares.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

3. AGREEMENTS (continued)

     For the six months ended April 30, 2005, GSAM and the distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. These expense reductions were as follows (in thousands):

	Waivers

		Class B
		Distribution		Other	Custody	Total
	Management	and Service	Transfer	Expense	Fee	Expense
Fund	Fees	Fees	Agent Fees	Reimbursement	Reduction	Reductions

Enhanced Income	$137	$—	$—	$214	$2	$353

Ultra-Short Duration Government	—	—	—	—	5	5

Short Duration Government	—	26	—	228	1	255

Government Income	225	—	—	230	5	460

U.S. Mortgages	96	—	26	143	18	283

Core Fixed Income	—	—	—	—	7	7

Investment Grade Credit	37	—	10	121	1	169

     At April 30, 2005, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Enhanced Income	$79	$21	$28	$128

Ultra-Short Duration Government	355	51	66	472

Short Duration Government	317	145	77	539

Government Income	316	163	103	582

U.S. Mortgages	109	2	8	119

Core Fixed Income	568	172	140	880

Investment Grade Credit	39	1	3	43

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2005, were as follows:

			Sales and	Sales and maturities
	Purchases of	Purchases	maturities of	(excluding
	U.S. Government	(excluding	U.S. Government	U.S. Government
	and agency	U.S. Government and	and agency	and agency
Fund	obligations	agency obligations)	obligations	obligations)

Enhanced Income	$63,119,914	$28,658,787	$157,750,623	$79,536,572

Ultra-Short Duration Government	516,135,126	—	559,849,989	139,731,028

Short Duration Government	365,036,224	—	400,830,537	611,521

Government Income	1,133,941,594	64,854,748	871,815,608	83,390,943

U.S. Mortgages	1,693,099,416	36,338,899	1,463,214,099	5,473,275

Core Fixed Income	2,360,494,923	380,387,378	1,969,060,267	303,602,795

Investment Grade Credit	6,350,210	98,507,762	6,332,001	26,364,661

     For the six months ended April 30, 2005, Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages Fund, Core Fixed Income and Investment Grade Credit paid commissions of approximately $28,600, $90,900, $66,900, $38,500, $11,600, $70,400 and $5,700, respectively, in connection with futures contracts entered into with Goldman Sachs.

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended April 30, 2005, the Funds did not have any borrowings under this facility.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

6. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act and the Investment Advisers Act of 1940. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

6. OTHER MATTERS (continued)

Mergers and Reorganizations — At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Golden Oak Intermediate Bond Portfolio by the Goldman Sachs Core Fixed Income Fund. The acquisition was completed on September 28, 2004.

     Pursuant to the Agreement, the assets and liabilities of the Golden Oak Intermediate Bond Portfolio (“Acquired Fund”) Class A and Institutional Class were transferred into the Goldman Sachs Core Fixed Income Fund (“Survivor Fund”) Class A and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of September 28, 2004

Goldman Sachs Core Fixed Income Class A / Golden Oak Intermediate Bond Class A	823,359	$8,431,573	818,722

Goldman Sachs Core Fixed Income Institutional Class/ Golden Oak Intermediate Bond Institutional Class	8,116,873	83,358,821	8,094,017

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation and capital loss carryforward. Utilization of the Acquired Fund’s capital loss carryforward may be limited under the Internal Revenue Code.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Fund’s	immediately
	before	before	Unrealized	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	Carryforward	acquisition

Goldman Sachs Core Fixed Income/ Golden Oak Intermediate Bond	$1,338,159,726	$91,790,394	$7,096,342	$(2,552,416)	$1,429,950,120

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

6. OTHER MATTERS (continued)

At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Expedition Investment Grade Bond Fund by the Goldman Sachs Core Fixed Income Fund. The acquisition was completed on February 28, 2005, as of February 25, 2005.

     Pursuant to the Agreement, the assets and liabilities of the Expedition Investment Grade Bond Fund (“Acquired Fund”) Class A, Class B and Institutional Class were transferred into the Goldman Sachs Core Fixed Income Fund (“Survivor Fund”) Class A, Class B and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of February 25, 2005

Goldman Sachs Core Fixed Income Class A/ Expedition Investment Grade Bond Fund Class A	443,072	$4,452,854	430,741

Goldman Sachs Core Fixed Income Class B/ Expedition Investment Grade Bond Fund Class B	168,245	1,697,595	163,875

Goldman Sachs Core Fixed Income Institutional Class/ Expedition Investment Grade Bond Fund Institutional Class	6,680,820	67,342,702	6,509,242

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	immediately
	before	before	Unrealized	after
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	acquisition

Goldman Sachs Core Fixed Income/ Expedition Investment Grade Bond Fund	$1,459,857,120	$73,493,151	$4,701,480	$1,533,350,271

     As of April 29, 2005, GSAM and certain of the Fund’s vendors have determined to make one-time reimbursements in the amounts of $65,713 and $197,141, respectively, to the Enhanced Income Fund for certain adjustments relating to income distribution payable balances.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

7. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended October 31, 2004, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated.

		Ultra-Short					Investment
	Enhanced	Duration	Short Duration	Government		Core Fixed	Grade
	Income	Government	Government	Income	U.S. Mortgages	Income	Credit

Capital loss carryforward:
Expiring 2005	$—	$—	$(136,643)	$—	$—	$—	$—
Expiring 2006	—	(304,645)	—	—	—	—	—
Expiring 2007	—	(1,739,320)	(3,752,449)	—	—	(1,559,444)	—
Expiring 2008	—	(2,563,050)	(2,289,664)	—	—	—	—
Expiring 2009	(8,296,566)	—	—	—	—	—	—
Expiring 2010	(65,331,932)	(55,038,717)	—	—	—	(499,940)	—
Expiring 2011	—	(55,920,321)	(2,403,563)	—	—	(102,001)	—
Expiring 2012	(7,471,508)	(24,528,394)	(9,994,195)	—	—	—	—

Total capital loss carryforward:	$(81,100,006)	$(140,094,447)	$(18,576,514)	$—	$—	$(2,161,385)	$—
Timing differences (income distribution payable, straddles)	$(71,607)	$(1,342,960)	$(376,628)	$(107,996)	$(234,090)	$(1,226,106)	$(20,005)

     At April 30, 2005, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Ultra-Short
	Enhanced	Duration	Short Duration	Government		Core Fixed	Investment
	Income	Government	Government	Income	U.S. Mortgages	Income	Grade Credit

Tax Cost	$450,405,452	$1,062,202,219	$785,533,031	$894,678,500	$684,466,621	$2,201,101,141	$141,912,975

Gross unrealized gain	1,487,213	1,719,746	1,173,413	9,334,210	3,034,835	24,084,126	938,706
Gross unrealized loss	(2,896,538)	(7,972,930)	(6,763,381)	(4,616,851)	(1,363,180)	(5,297,632)	(1,457,185)

Net unrealized security gain (loss)	$(1,409,325)	$(6,253,184)	$(5,589,968)	$4,717,359	$1,671,655	$18,786,494	$(518,479)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differing treatment of amortization of market premium.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Income Fund

	For the Six Months Ended
	April 30, 2005		For the Year Ended
	(Unaudited)		October 31, 2004

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,748,467	$26,965,930	11,577,069	$114,858,282
Shares converted from Class B(a)	—	—	—	—
Reinvestment of dividends and distributions	153,202	1,490,768	555,634	5,498,046
Shares repurchased	(9,712,213)	(94,549,034)	(34,611,540)	(343,019,556)

	(6,810,544)	(66,092,336)	(22,478,837)	(222,663,228)

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares converted to Class A(a)	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	11,204,565	108,798,597	45,662,785	452,230,203
Reinvestment of dividends and distributions	557,808	5,422,626	2,269,730	22,424,991
Shares repurchased	(29,193,592)	(283,787,737)	(108,455,706)	(1,070,769,248)

	(17,431,219)	(169,566,514)	(60,523,191)	(596,114,054)

Administration Shares
Shares sold	572	5,557	440,058	4,370,347
Reinvestment of dividends and distributions	5,006	48,728	81,239	806,077
Shares repurchased	(230,909)	(2,248,942)	(1,596,583)	(15,749,419)

	(225,331)	(2,194,657)	(1,075,286)	(10,572,995)

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET DECREASE	(24,467,094)	$(237,853,507)	(84,077,314)	$(829,350,277)

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration Government Fund				Short Duration Government Fund

For the Six Months Ended				For the Six Months Ended
April 30, 2005		For the Year Ended		April 30, 2005		For the Year Ended
(Unaudited)		October 31, 2004		(Unaudited)		October 31, 2004

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,937,706	$36,688,806	25,240,632	$237,862,438	8,107,804	$79,341,225	19,406,075	$192,702,559
—	—	—	—	43,258	423,642	1,714	16,884
322,360	3,002,894	1,308,193	12,314,699	306,791	2,999,268	749,886	7,446,506
(19,470,874)	(181,379,553)	(67,706,046)	(638,704,540)	(8,944,214)	(87,593,433)	(19,310,615)	(192,017,514)

(15,210,808)	(141,687,853)	(41,157,221)	(388,527,403)	(486,361)	(4,829,298)	847,060	8,148,435

—	—	—	—	19,448	189,959	720,499	7,136,589
—	—	—	—	24,900	242,638	76,738	759,681
—	—	—	—	(43,427)	(423,642)	(1,721)	(16,884)
—	—	—	—	(816,722)	(7,962,434)	(1,958,245)	(19,410,895)

—	—	—	—	(815,801)	(7,953,479)	(1,162,729)	(11,531,509)

—	—	—	—	419,571	4,083,209	1,556,106	15,377,192
—	—	—	—	48,978	475,972	156,761	1,548,206
—	—	—	—	(2,277,182)	(22,155,248)	(5,604,109)	(55,438,021)

—	—	—	—	(1,808,633)	(17,596,067)	(3,891,242)	(38,512,623)

19,823,020	182,040,991	80,182,724	756,714,855	9,195,542	89,535,536	55,813,976	552,367,888
687,402	6,412,550	3,280,359	30,935,856	394,827	3,850,789	1,115,533	11,053,540
(61,902,247)	(577,480,965)	(166,908,820)	(1,576,795,705)	(12,170,647)	(118,798,596)	(59,783,377)	(590,819,874)

(41,391,825)	(389,027,424)	(83,445,737)	(789,144,994)	(2,580,278)	(25,412,271)	(2,853,868)	(27,398,446)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

845,128	7,910,152	4,583,608	43,135,183	447,711	4,360,225	710,735	6,998,575
57,808	541,079	136,186	1,286,512	6,158	59,943	15,251	150,956
(1,587,892)	(14,859,528)	(6,145,127)	(58,007,897)	(270,552)	(2,637,316)	(220,232)	(2,185,293)

(684,956)	(6,408,297)	(1,425,333)	(13,586,202)	183,317	1,782,852	505,754	4,964,238

(57,287,589)	$(537,123,574)	(126,028,291)	$(1,191,258,599)	(5,507,756)	$(54,008,263)	(6,555,025)	$(64,329,905)

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Income Fund

	For the Six Months Ended
	April 30, 2005		For the Year Ended
	(Unaudited)		October 31, 2004

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	12,588,571	$185,736,774	16,612,966	$247,047,117
Shares issued in connection with merger	—	—	—	—
Shares converted from Class B(b)	11,553	187,907	3,900	57,135
Reinvestment of dividends and distributions	794,625	11,736,650	1,060,311	15,749,403
Shares repurchased	(5,405,861)	(79,718,861)	(8,756,011)	(130,148,357)

	7,988,888	117,942,470	8,921,166	132,705,298

Class B Shares
Shares sold	82,106	1,211,818	113,325	1,696,567
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	30,734	454,156	59,411	882,314
Shares converted to Class A(b)	(11,553)	(187,907)	(3,900)	(57,135)
Shares repurchased	(347,613)	(5,113,683)	(949,063)	(14,099,171)

	(246,326)	(3,635,616)	(780,227)	(11,577,425)

Class C Shares
Shares sold	220,399	3,253,195	376,011	5,590,315
Reinvestment of dividends and distributions	22,065	325,692	36,416	540,480
Shares repurchased	(273,217)	(4,032,658)	(621,769)	(9,221,445)

	(30,753)	(453,771)	(209,342)	(3,090,650)

Institutional Shares
Shares sold	1,771,370	26,053,560	3,612,757	53,749,670
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	95,569	1,409,547	348,878	5,175,731
Shares repurchased	(2,867,637)	(42,238,375)	(9,475,044)	(140,177,685)

	(1,000,698)	(14,775,268)	(5,513,409)	(81,252,284)

Service Shares
Shares sold	297,889	4,397,322	221,131	3,292,991
Reinvestment of dividends and distributions	12,799	188,719	23,139	343,083
Shares repurchased	(152,931)	(2,252,603)	(318,746)	(4,740,042)

	157,757	2,333,438	(74,476)	(1,103,968)

Separate Account Institutional Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE	6,868,868	$101,411,253	2,343,712	$35,680,971

(a)	Commencement date of operations was November 3, 2003 for all share classes.
(b)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

U.S. Mortgages Fund				Core Fixed Income Fund

For the Six Months Ended				For the Six Months Ended
April 30, 2005		For the Year Ended		April 30, 2005		For the Year Ended
(Unaudited)		October 31, 2004(a)		(Unaudited)		October 31, 2004

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,985,249	$49,744,943	813,769	$8,156,495	19,888,322	$200,382,995	23,042,214	$234,037,752
—	—	—	—	443,072	4,452,854	823,359	8,431,573
—	—	—	—	14,297	142,868	6,250	63,995
11,944	118,955	1,069	10,756	1,370,133	13,799,663	2,431,562	24,537,930
(4,030,488)	(40,275,853)	(753,398)	(7,452,480)	(10,369,498)	(104,410,671)	(18,420,179)	(187,084,045)

966,705	9,588,045	61,440	714,771	11,346,326	114,367,709	7,883,206	79,987,205

—	—	—	—	185,593	1,878,122	473,475	4,834,612
—	—	—	—	168,245	1,697,595	—	—
—	—	—	—	59,259	599,519	149,648	1,515,016
—	—	—	—	(14,240)	(142,868)	(6,225)	(63,995)
—	—	—	—	(449,318)	(4,538,522)	(1,088,312)	(11,054,799)

—	—	—	—	(50,461)	(506,154)	(471,414)	(4,769,166)

—	—	—	—	476,812	4,826,195	938,240	9,571,079
—	—	—	—	53,208	538,341	124,690	1,262,682
—	—	—	—	(604,796)	(6,117,551)	(1,153,385)	(11,694,906)

—	—	—	—	(74,776)	(753,015)	(90,455)	(861,145)

4,364,262	43,505,990	19,348,872	194,645,054	33,671,054	338,488,581	28,019,073	285,959,047
—	—	—	—	6,680,820	67,342,702	8,116,873	83,358,821
178,757	1,787,636	165,299	1,664,539	1,633,997	16,514,907	3,577,410	36,214,307
(8,273,296)	(82,275,449)	(7,715,800)	(77,163,423)	(21,314,517)	(215,721,298)	(23,251,450)	(237,200,260)

(3,730,277)	(36,981,823)	11,798,371	119,146,170	20,671,354	206,624,892	16,461,906	168,331,915

—	—	—	—	1,736,527	17,495,782	681,092	6,914,722
—	—	—	—	47,038	475,687	120,666	1,221,322
—	—	—	—	(388,992)	(3,922,531)	(945,684)	(9,599,232)

—	—	—	—	1,394,573	14,048,938	(143,926)	(1,463,188)

25,329,786	251,314,570	19,797,635	199,083,534	—	—	—	—
480,878	4,803,111	257,664	2,595,389	—	—	—	—
(2,373,313)	(23,725,594)	(10,123,876)	(102,654,572)	—	—	—	—

23,437,351	232,392,087	9,931,423	99,024,351	—	—	—	—

20,673,779	$204,998,309	21,791,234	$218,885,292	33,287,016	$333,782,370	23,639,317	$241,225,621

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Investment Grade Credit Fund

	For the Six Months Ended
	April 30, 2005		For the Year Ended
	(Unaudited)		October 31, 2004(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	203,894	$2,080,907	210,429	$2,116,588
Reinvestment of dividends and distributions	5,353	54,512	1,252	12,774
Shares repurchased	(61,515)	(623,917)	(312)	(3,205)

	147,732	1,511,502	211,369	2,126,157

Institutional Shares
Shares sold	451,255	4,531,000	3,149,789	32,123,267
Reinvestment of dividends and distributions	1,616	16,453	44,185	445,690
Shares repurchased	(121,063)	(1,230,000)	(3,186,639)	(31,824,677)

	331,808	3,317,453	7,335	744,280

Separate Account Institutional Shares
Shares sold	8,925,410	90,882,490	7,324,897	73,897,912
Reinvestment of dividends and distributions	223,064	2,272,706	72,215	736,933
Shares repurchased	(2,331,119)	(23,638,780)	(583,286)	(6,017,772)

	6,817,355	69,516,416	6,813,826	68,617,073

NET INCREASE	7,296,895	$74,345,371	7,032,530	$71,487,510

(a)	Commencement date of operations was November 3, 2003 for all share classes.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

9. SUBSEQUENT EVENTS

At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved a Fee Reduction Commitment for the Funds, which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM will implement the Fee Reduction Commitment on a voluntary basis and waive a portion of its Management Fee for the Funds to achieve the following annual rates:

		Ultra-Short	Short			Core	Investment
	Enhanced	Duration	Duration	Government	U.S.	Fixed	Grade
Asset level	Income[1]	Government	Government	Income	Mortgages[1]	Income	Credit[1]

Up to $1 billion	0.25%	0.40%	0.50%	0.54%	0.40%	0.40%	0.40%
Next $1 billion	0.23	0.36	0.45	0.49	0.36	0.36	0.36
Over $2 billion	0.22	0.34	0.43	0.47	0.34	0.34	0.34

[1]	These Funds currently have management fee waivers in place, which will continue on a voluntary basis. Current management fees are below the rates listed in the table.

     Also on the above meeting date, the Board of Trustees approved a contractual reduction in Transfer Agent fees to an annual rate of 0.16% of the average daily net asset value of the Funds’ for Class A, Class B and Class C Shares, effective July 1, 2005.

 GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment
Year-Share Class	of period	income(c)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$9.78	$0.14	$(0.07)	$0.07	$(0.14)
2005 - Institutional	9.77	0.16	(0.07)	0.09	(0.16)
2005 - Administration	9.78	0.15	(0.07)	0.08	(0.15)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	9.99	0.25	(0.19)	0.06	(0.27)
2004 - Institutional	9.98	0.30	(0.20)	0.10	(0.31)
2004 - Administration	9.99	0.27	(0.19)	0.08	(0.29)

2003 - A	10.13	0.33	(0.15)	0.18	(0.32)
2003 - Institutional	10.12	0.37	(0.15)	0.22	(0.36)
2003 - Administration	10.13	0.33	(0.14)	0.19	(0.33)

2002 - A	10.26	0.38	(0.13)	0.25	(0.38)
2002 - Institutional	10.26	0.42	(0.14)	0.28	(0.42)
2002 - Administration	10.27	0.40	(0.14)	0.26	(0.40)

2001 - A	10.00	0.45	0.34	0.79	(0.53)
2001 - Institutional	10.00	0.55	0.28	0.83	(0.57)
2001 - Administration	10.00	0.49	0.32	0.81	(0.54)
FOR THE PERIOD ENDED OCTOBER 31,

2000 - A (commenced August 2, 2000)	10.00	0.11	0.06	0.17	(0.17)
2000 - Institutional (commenced August 2, 2000)	10.00	0.16	0.01	0.17	(0.17)
2000 - Administration (commenced August 2, 2000)	10.00	0.15	0.02	0.17	(0.17)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets,	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate

$9.71	0.72%	$83,339	0.65	%(b)	2.87	%(b)	0.78	%(b)	2.74	%(b)	17%
9.70	0.92	319,694	0.25	(b)	3.27	(b)	0.38	(b)	3.14	(b)	17
9.71	0.80	36,413	0.50	(b)	3.02	(b)	0.63	(b)	2.89	(b)	17

9.78	0.63	150,537	0.65		2.61		0.73		2.53		51
9.77	1.04	492,276	0.25		3.02		0.33		2.94		51
9.78	0.79	38,881	0.50		2.75		0.58		2.67		51

9.99	1.77	378,378	0.65		3.28		0.71		3.22		41
9.98	2.18	1,106,956	0.25		3.65		0.31		3.59		41
9.99	1.93	50,463	0.50		3.34		0.56		3.28		41

10.13	2.48	810,768	0.65		3.70		0.72		3.63		65
10.12	2.79	2,071,378	0.25		4.17		0.32		4.10		65
10.13	2.53	18,965	0.50		3.91		0.57		3.84		65

10.26	8.10	151,497	0.65		4.60		0.80		4.45		127
10.26	8.53	807,871	0.25		5.40		0.40		5.25		127
10.27	8.35	5,320	0.50		4.80		0.65		4.65		127

10.00	1.66	12,336	0.65	(b)	4.52	(b)	1.77	(b)	3.40	(b)	31
10.00	1.76	156,525	0.25	(b)	6.49	(b)	1.37	(b)	5.37	(b)	31
10.00	1.68	2	0.50	(b)	6.13	(b)	1.62	(b)	5.01	(b)	31

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	Net asset
	beginning	investment		and unrealized		investment	investment	value, end	Total
Year - Share Class	of period	income(c)		gain (loss)		operations	income	of period	return(a)

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$9.33	$0.11		$(0.02)		$0.09	$(0.12)	$9.30	0.94%
2005 - Institutional	9.34	0.13		(0.02)		0.11	(0.14)	9.31	1.14
2005 - Service	9.37	0.11		(0.02)		0.09	(0.11)	9.35	1.00
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	9.47	0.19		(0.04)		0.15	(0.29)	9.33	1.61
2004 - Institutional	9.48	0.23		(0.04)		0.19	(0.33)	9.34	2.02
2004 - Service	9.50	0.18		(0.03)		0.15	(0.28)	9.37	1.61

2003 - A	9.66	0.24		(0.11)		0.13	(0.32)	9.47	1.40
2003 - Institutional	9.68	0.28		(0.12)		0.16	(0.36)	9.48	1.69
2003 - Service	9.69	0.23		(0.11)		0.12	(0.31)	9.50	1.29

2002 - A	9.79	0.31	(e)	(0.06	)(e)	0.25	(0.38)	9.66	2.57
2002 - Institutional	9.81	0.35	(e)	(0.06	)(e)	0.29	(0.42)	9.68	2.98
2002 - Service	9.82	0.31	(e)	(0.07	)(e)	0.24	(0.37)	9.69	2.46

2001 - A	9.56	0.53		0.23		0.76	(0.53)	9.79	8.21
2001 - Institutional	9.58	0.56		0.24		0.80	(0.57)	9.81	8.62
2001 - Service	9.58	0.42		0.34		0.76	(0.52)	9.82	8.19

2000 - A	9.63	0.54		(0.06)		0.48	(0.55)	9.56	5.12
2000 - Institutional	9.64	0.58		(0.05)		0.53	(0.59)	9.58	5.65
2000 - Service	9.65	0.52		(0.05)		0.47	(0.54)	9.58	4.95

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.48%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

					Ratios assuming no
					expense reductions

			Ratio of		Ratio of		Ratio of
Net assets,	Ratio of		net investment		total		net investment
end of	net expenses		income to		expenses		income to		Portfolio
period	to average		average net		to average		average net		turnover
(in 000s)	net assets		assets		net assets		assets		rate(d)

$231,084	0.89	%(b)	2.43	%(b)	0.89	%(b)	2.43	%(b)	42%
769,918	0.49	(b)	2.82	(b)	0.49	(b)	2.82	(b)	42
46,690	0.99	(b)	2.31	(b)	0.99	(b)	2.31	(b)	42

373,650	0.88		2.12		0.88		2.12		103
1,158,844	0.48		2.49		0.48		2.49		103
53,241	0.98		1.95		0.98		1.95		103

768,910	0.86		2.55		0.86		2.55		102
1,967,845	0.46		2.95		0.46		2.95		102
67,480	0.96		2.43		0.96		2.43		102

1,000,977	0.88		3.21	(e)	0.88		3.21	(e)	144
2,646,847	0.48		3.65	(e)	0.48		3.65	(e)	144
35,883	0.98		3.20	(e)	0.98		3.20	(e)	144

59,209	0.89		5.48		0.97		5.40		87
278,316	0.49		5.79		0.57		5.71		87
31,698	0.99		4.52		1.07		4.44		87

41,188	0.89		5.67		0.96		5.60		11
176,881	0.49		6.01		0.56		5.94		11
71	0.99		5.33		1.06		5.26		11

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From
	beginning	investment		and unrealized	investment	investment	paid-in	Total
Year-Share Class	of period	income(c)		gains (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$9.86	$0.11		$(0.09)	$0.02	$(0.13)	$—	$(0.13)
2005 - B	9.83	0.09		(0.10)	(0.01)	(0.10)	—	(0.10)
2005 - C	9.81	0.08		(0.11)	(0.03)	(0.09)	—	(0.09)
2005 - Institutional	9.84	0.13		(0.09)	0.04	(0.15)	—	(0.15)
2005 - Service	9.82	0.11		(0.10)	0.01	(0.12)	—	(0.12)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	9.99	0.24		(0.06)	0.18	(0.30)	(0.01)	(0.31)
2004 - B	9.95	0.19		(0.06)	0.13	(0.24)	(0.01)	(0.25)
2004 - C	9.93	0.17		(0.06)	0.11	(0.22)	(0.01)	(0.23)
2004 - Institutional	9.96	0.28		(0.05)	0.23	(0.33)	(0.02)	(0.35)
2004 - Service	9.95	0.22		(0.05)	0.17	(0.29)	(0.01)	(0.30)

2003 - A	10.12	0.35		(0.14)	0.21	(0.34)	—	(0.34)
2003 - B	10.09	0.29		(0.15)	0.14	(0.28)	—	(0.28)
2003 - C	10.07	0.27		(0.14)	0.13	(0.27)	—	(0.27)
2003 - Institutional	10.10	0.39		(0.15)	0.24	(0.38)	—	(0.38)
2003 - Service	10.09	0.34		(0.15)	0.19	(0.33)	—	(0.33)

2002 - A	10.04	0.37	(e)	0.14 (e)	0.51	(0.43)	—	(0.43)
2002 - B	10.01	0.31	(e)	0.14 (e)	0.45	(0.37)	—	(0.37)
2002 - C	9.99	0.28	(e)	0.16 (e)	0.44	(0.36)	—	(0.36)
2002 - Institutional	10.02	0.42	(e)	0.13 (e)	0.55	(0.47)	—	(0.47)
2002 - Service	10.01	0.37	(e)	0.13 (e)	0.50	(0.42)	—	(0.42)

2001 - A	9.49	0.51		0.60	1.11	(0.56)	—	(0.56)
2001 - B	9.46	0.47		0.58	1.05	(0.50)	—	(0.50)
2001 - C	9.45	0.44		0.58	1.02	(0.48)	—	(0.48)
2001 - Institutional	9.47	0.57		0.58	1.15	(0.60)	—	(0.60)
2001 - Service	9.46	0.53		0.57	1.10	(0.55)	—	(0.55)

2000 - A	9.57	0.59		(0.07)	0.52	(0.60)	—	(0.60)
2000 - B	9.56	0.53		(0.09)	0.44	(0.54)	—	(0.54)
2000 - C	9.54	0.51		(0.07)	0.44	(0.53)	—	(0.53)
2000 - Institutional	9.57	0.63		(0.09)	0.54	(0.64)	—	(0.64)
2000 - Service	9.56	0.58		(0.09)	0.49	(0.59)	—	(0.59)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reduction by 0.63%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets,	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$9.75	0.19%	$313,452	0.94	%(b)	2.33	%(b)	1.01	%(b)	2.26	%(b)	51%
9.72	(0.11)	30,160	1.54	(b)	1.77	(b)	1.76	(b)	1.55	(b)	51
9.69	(0.28)	71,750	1.69	(b)	1.62	(b)	1.76	(b)	1.55	(b)	51
9.73	0.39	352,542	0.54	(b)	2.75	(b)	0.61	(b)	2.68	(b)	51
9.71	0.14	12,701	1.04	(b)	2.22	(b)	1.11	(b)	2.15	(b)	51

9.86	1.81	321,863	0.94		2.41		1.00		2.35		249
9.83	1.31	38,526	1.54		1.85		1.75		1.64		249
9.81	1.16	90,317	1.69		1.71		1.75		1.65		249
9.84	2.33	382,008	0.54		2.79		0.60		2.73		249
9.82	1.72	11,047	1.04		2.22		1.10		2.16		249

9.99	2.11	317,379	0.95		3.46		1.01		3.40		184
9.95	1.41	50,580	1.55		2.87		1.76		2.66		184
9.93	1.26	130,087	1.70		2.71		1.76		2.65		184
9.96	2.43	415,210	0.55		3.86		0.61		3.80		184
9.95	1.92	6,156	1.05		3.36		1.11		3.30		184

10.12	5.26	246,763	0.94		3.69	(e)	1.04		3.59	(e)	194
10.09	4.65	49,874	1.54		3.09	(e)	1.79		2.84	(e)	194
10.07	4.50	95,458	1.69		2.84	(e)	1.79		2.74	(e)	194
10.10	5.69	280,452	0.54		4.20	(e)	0.64		4.10	(e)	194
10.09	5.17	11,471	1.04		3.70	(e)	1.14		3.60	(e)	194

10.04	12.00	88,394	0.94		5.26		1.11		5.09		243
10.01	11.38	16,809	1.54		4.80		1.86		4.48		243
9.99	11.12	18,871	1.69		4.59		1.86		4.42		243
10.02	12.47	206,129	0.54		5.89		0.71		5.72		243
10.01	11.93	8,154	1.04		5.40		1.21		5.23		243

9.49	5.65	29,446	0.94		6.21		1.13		6.02		130
9.46	4.80	5,743	1.54		5.63		1.88		5.29		130
9.45	4.76	5,128	1.69		5.45		1.88		5.26		130
9.47	5.85	131,462	0.54		6.64		0.73		6.45		130
9.46	5.32	6,134	1.04		6.14		1.23		5.95		130

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year-Share Class	of period	income		gain (loss)		operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$15.00	$0.19	(c)	$(0.05)		$0.14	$(0.18)	$(0.17)	$(0.35)
2005 - B	15.00	0.14	(c)	(0.06)		0.08	(0.12)	(0.17)	(0.29)
2005 - C	14.99	0.14	(c)	(0.06)		0.08	(0.12)	(0.17)	(0.29)
2005 - Institutional	14.98	0.23	(c)	(0.05)		0.18	(0.21)	(0.17)	(0.38)
2005 - Service	14.98	0.19	(c)	(0.07)		0.12	(0.17)	(0.17)	(0.34)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	14.88	0.39	(c)	0.33		0.72	(0.47)	(0.13)	(0.60)
2004 - B	14.88	0.28	(c)	0.32		0.60	(0.35)	(0.13)	(0.48)
2004 - C	14.87	0.28	(c)	0.32		0.60	(0.35)	(0.13)	(0.48)
2004 - Institutional	14.85	0.46	(c)	0.33		0.79	(0.53)	(0.13)	(0.66)
2004 - Service	14.85	0.37	(c)	0.34		0.71	(0.45)	(0.13)	(0.58)

2003 - A	14.95	0.41	(c)	0.05		0.46	(0.51)	(0.02)	(0.53)
2003 - B	14.95	0.31	(c)	0.04		0.35	(0.40)	(0.02)	(0.42)
2003 - C	14.94	0.31	(c)	0.04		0.35	(0.40)	(0.02)	(0.42)
2003 - Institutional	14.93	0.47	(c)	0.04		0.51	(0.57)	(0.02)	(0.59)
2003 - Service	14.92	0.41	(c)	0.04		0.45	(0.50)	(0.02)	(0.52)

2002 - A	14.96	0.63	(c)(e)	0.19	(e)	0.82	(0.67)	(0.16)	(0.83)
2002 - B	14.96	0.52	(c)(e)	0.19	(e)	0.71	(0.56)	(0.16)	(0.72)
2002 - C	14.95	0.51	(c)(e)	0.20	(e)	0.71	(0.56)	(0.16)	(0.72)
2002 - Institutional	14.94	0.69	(c)(e)	0.19	(e)	0.88	(0.73)	(0.16)	(0.89)
2002 - Service	14.93	0.62	(c)(e)	0.19	(e)	0.81	(0.66)	(0.16)	(0.82)

2001 - A	13.84	0.78	(c)	1.13		1.91	(0.79)	—	(0.79)
2001 - B	13.85	0.68	(c)	1.11		1.79	(0.68)	—	(0.68)
2001 - C	13.84	0.68	(c)	1.11		1.79	(0.68)	—	(0.68)
2001 - Institutional	13.82	0.83	(c)	1.14		1.97	(0.85)	—	(0.85)
2001 - Service	13.82	0.76	(c)	1.13		1.89	(0.78)	—	(0.78)

2000 - A	13.70	0.82		0.15		0.97	(0.83)	—	(0.83)
2000 - B	13.72	0.71		0.15		0.86	(0.73)	—	(0.73)
2000 - C	13.71	0.71		0.14		0.85	(0.72)	—	(0.72)
2000 - Institutional	13.69	0.87		0.14		1.01	(0.88)	—	(0.88)
2000 - Service	13.63	0.82		0.18		1.00	(0.81)	—	(0.81)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.44%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets,	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$14.79	0.88%	$606,012	0.98	%(b)	2.65	%(b)	1.12	%(b)	2.51	%(b)	166%
14.79	0.51	28,673	1.73	(b)	1.94	(b)	1.87	(b)	1.80	(b)	166
14.78	0.58	20,035	1.73	(b)	1.91	(b)	1.87	(b)	1.77	(b)	166
14.78	1.22	54,056	0.58	(b)	3.11	(b)	0.72	(b)	2.97	(b)	166
14.76	0.83	11,661	1.08	(b)	2.56	(b)	1.22	(b)	2.42	(b)	166

15.00	4.99	494,883	0.98		2.60		1.17		2.41		609
15.00	4.21	32,782	1.73		1.93		1.92		1.74		609
14.99	4.14	20,778	1.73		1.91		1.92		1.72		609
14.98	5.35	69,770	0.58		3.12		0.77		2.93		609
14.98	4.90	9,467	1.08		2.55		1.27		2.36		609

14.88	3.11	358,058	0.99		2.78		1.18		2.59		520
14.88	2.34	44,120	1.74		2.06		1.93		1.87		520
14.87	2.34	23,720	1.74		2.05		1.93		1.86		520
14.85	3.60	151,111	0.59		3.16		0.78		2.97		520
14.85	3.01	10,491	1.09		2.72		1.28		2.53		520

14.95	5.77	248,719	0.98		4.26	(e)	1.24		4.00	(e)	226
14.95	4.99	51,124	1.73		3.54	(e)	1.99		3.28	(e)	226
14.94	4.99	24,095	1.73		3.49	(e)	1.99		3.23	(e)	226
14.93	6.13	82,523	0.58		4.74	(e)	0.84		4.48	(e)	226
14.92	5.68	10,762	1.08		4.25	(e)	1.34		3.99	(e)	226

14.96	14.20	142,904	0.98		5.46		1.31		5.13		473
14.96	13.27	34,036	1.73		4.71		2.06		4.38		473
14.95	13.28	13,814	1.73		4.71		2.06		4.38		473
14.94	14.67	34,997	0.58		5.80		0.91		5.47		473
14.93	14.04	8,239	1.08		5.27		1.41		4.94		473

13.84	7.33	88,783	0.98		6.01		1.39		5.60		341
13.85	6.45	18,724	1.73		5.24		2.14		4.83		341
13.84	6.46	7,606	1.73		5.25		2.14		4.84		341
13.82	7.68	7,514	0.58		6.41		0.99		6.00		341
13.82	7.62	373	1.08		6.02		1.49		5.61		341

 GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year-Share Class	of period	income(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$10.22	$0.13	$(0.02)	$0.11	$(0.17)	$(0.18)	$(0.35)
2005 - Institutional	10.22	0.16	(0.03)	0.13	(0.19)	(0.18)	(0.37)
2005 - Separate Account Institutional	10.21	0.16	(0.03)	0.13	(0.19)	(0.18)	(0.37)
FOR THE PERIOD ENDED OCTOBER 31,

2004 - A (commenced November 3, 2003)	10.00	0.22	0.33	0.55	(0.33)	—	(0.33)
2004 - Institutional (commenced November 3, 2003)	10.00	0.29	0.31	0.60	(0.38)	—	(0.38)
2004 - Separate Account Institutional (commenced November 3, 2003)	10.00	0.31	0.28	0.59	(0.38)	—	(0.38)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for the periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets,	Ratio of	net investment	total	net investment
Net asset		end of	net expenses	income to	expenses	income to	Portfolio
value, end	Total	period	to average	average net	to average	average net	turnover
of period	return(a)	(in 000s)	net assets(b)	assets(b)	net assets(b)	assets(b)	rate(d)

$9.98	1.07%	$10,258	0.81%	2.62%	1.00%	2.43%	487%
9.98	1.28	80,530	0.39	3.28	0.60	3.07	487
9.97	1.31	332,815	0.34	3.07	0.55	2.86	487

10.22	5.60	628	0.82	1.95	1.08	1.69	1953
10.22	6.07	120,628	0.40	2.86	0.68	2.58	1953
10.21	6.03	101,429	0.35	2.98	0.63	2.70	1953

 GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year-Share Class	of period	income(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$10.25	$0.16	$(0.05)	$0.11	$(0.17)	$(0.13)	$(0.30)
2005 - B	10.29	0.12	(0.05)	0.07	(0.13)	(0.13)	(0.26)
2005 - C	10.29	0.12	(0.05)	0.07	(0.13)	(0.13)	(0.26)
2005 - Institutional	10.28	0.18	(0.05)	0.13	(0.19)	(0.13)	(0.32)
2005 - Service	10.29	0.16	(0.06)	0.10	(0.16)	(0.13)	(0.29)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	10.31	0.30	0.32	0.62	(0.33)	(0.35)	(0.68)
2004 - B	10.35	0.23	0.31	0.54	(0.25)	(0.35)	(0.60)
2004 - C	10.35	0.23	0.31	0.54	(0.25)	(0.35)	(0.60)
2004 - Institutional	10.35	0.34	0.31	0.65	(0.37)	(0.35)	(0.72)
2004 - Service	10.35	0.29	0.32	0.61	(0.32)	(0.35)	(0.67)

2003 - A	10.07	0.40	0.28	0.68	(0.40)	(0.04)	(0.44)
2003 - B	10.10	0.33	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 - C	10.10	0.33	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 - Institutional	10.09	0.45	0.29	0.74	(0.44)	(0.04)	(0.48)
2003 - Service	10.09	0.40	0.29	0.69	(0.39)	(0.04)	(0.43)

2002 - A	10.25	0.50	(0.13)	0.37	(0.52)	(0.03)	(0.55)
2002 - B	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 - C	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 - Institutional	10.28	0.55	(0.15)	0.40	(0.56)	(0.03)	(0.59)
2002 - Service	10.28	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)

2001 - A	9.52	0.56	0.75	1.31	(0.58)	—	(0.58)
2001 - B	9.54	0.49	0.77	1.26	(0.51)	—	(0.51)
2001 - C	9.55	0.49	0.76	1.25	(0.51)	—	(0.51)
2001 - Institutional	9.54	0.60	0.76	1.36	(0.62)	—	(0.62)
2001 - Service	9.54	0.55	0.76	1.31	(0.57)	—	(0.57)

2000 - A	9.50	0.57	0.02	0.59	(0.57)	—	(0.57)
2000 - B	9.52	0.50	0.02	0.52	(0.50)	—	(0.50)
2000 - C	9.52	0.50	0.03	0.53	(0.50)	—	(0.50)
2000 - Institutional	9.52	0.61	0.02	0.63	(0.61)	—	(0.61)
2000 - Service	9.52	0.56	0.02	0.58	(0.56)	—	(0.56)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for the periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets,	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$10.06	1.06%	$627,551	0.88	%(b)	3.19	%(b)	0.88	%(b)	3.19	%(b)	171%
10.10	0.68	30,944	1.63	(b)	2.47	(b)	1.63	(b)	2.47	(b)	171
10.10	0.68	23,123	1.63	(b)	2.47	(b)	1.63	(b)	2.47	(b)	171
10.09	1.26	1,053,037	0.48	(b)	3.59	(b)	0.48	(b)	3.59	(b)	171
10.10	1.01	33,935	0.98	(b)	3.08	(b)	0.98	(b)	3.08	(b)	171

10.25	6.24	523,045	0.90		2.96		0.90		2.96		549
10.29	5.43	32,040	1.65		2.21		1.65		2.21		549
10.29	5.42	24,323	1.65		2.21		1.65		2.21		549
10.28	6.55	860,021	0.50		3.36		0.50		3.36		549
10.29	6.22	20,221	1.00		2.86		1.00		2.86		549

10.31	7.03	445,178	0.89		3.91		0.89		3.91		489
10.35	6.31	37,120	1.64		3.21		1.64		3.21		489
10.35	6.21	25,409	1.64		3.16		1.64		3.16		489
10.35	7.54	695,181	0.49		4.39		0.49		4.39		489
10.35	6.90	21,827	0.99		3.89		0.99		3.89		489

10.07	3.59	315,441	0.90		5.03		0.90		5.03		437
10.10	2.70	36,131	1.65		4.33		1.65		4.33		437
10.10	2.80	20,176	1.65		4.32		1.65		4.32		437
10.09	3.99	733,996	0.50		5.51		0.50		5.51		437
10.09	3.47	29,761	1.00		5.05		1.00		5.05		437

10.25	14.17	178,885	0.94		5.61		0.94		5.61		315
10.29	13.51	26,848	1.69		4.93		1.69		4.93		315
10.29	13.38	11,998	1.69		4.89		1.69		4.89		315
10.28	14.69	440,836	0.54		6.05		0.54		6.05		315
10.28	14.13	26,667	1.04		5.54		1.04		5.54		315

9.52	6.48	73,846	0.94		6.04		0.97		6.01		272
9.54	5.69	14,002	1.69		5.29		1.72		5.26		272
9.55	5.80	6,107	1.69		5.30		1.72		5.27		272
9.54	6.90	268,465	0.54		6.46		0.57		6.43		272
9.54	6.37	9,445	1.04		5.95		1.07		5.92		272

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year-Share Class	of period	income(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$10.31	$0.19	$(0.11)	$0.08	$(0.19)	$(0.04)	$(0.23)
2005 - Institutional	10.32	0.28	(0.17)	0.11	(0.21)	(0.04)	(0.25)
2005 - Separate Account Institutional	10.31	0.21	(0.10)	0.11	(0.21)	(0.04)	(0.25)
FOR THE PERIOD ENDED OCTOBER 31,

2004 - A (commenced November 3, 2003)	10.00	0.38	0.31	0.69	(0.38)	—	(0.38)
2004 - Institutional (commenced November 3, 2003)	10.00	0.44	0.30	0.74	(0.42)	—	(0.42)
2004 - Separate Account Institutional (commenced November 3, 2003)	10.00	0.43	0.31	0.74	(0.43)	—	(0.43)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets,	Ratio of	net investment	total	net investment
Net asset		end of	net expenses	income to	expenses	income to	Portfolio
value, end	Total	period	to average	average net	to average	average net	turnover
of period	return(a)	(in 000s)	net assets(b)	assets(b)	net assets(b)	assets(b)	rate

$10.16	0.79%	$3,650	0.82%	3.73%	1.12%	3.43%	32%
10.18	1.10	3,452	0.40	4.38	0.72	4.06	32
10.17	1.13	138,639	0.35	4.20	0.67	3.88	32

10.31	7.00	2,179	0.82	3.66	1.85	2.63	78
10.32	7.57	76	0.40	4.28	1.45	3.23	78
10.31	7.52	70,269	0.35	4.26	1.40	3.21	78

Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2005

          As a shareholder of Class A, Class B, Class C, Institutional, Administration, Service or Separate Account Institutional Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and C shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Administration, Service and Separate Account Institutional Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Ultra-Short Duration			Short Duration
	Enhanced Income Fund			Government Fund			Government Fund				Government Income Fund

			Expenses			Expense				Expenses				Expenses
			Paid for			Paid for				Paid for				Paid for
	Beginning	Ending	the	Beginning	Ending	the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account	6 months	Account	Account	6 months	Account	Account		6 months	Account	Account		6 months
Share	Value	Value	ended	Value	Value	ended	Value	Value		ended	Value	Value		ended
Class	11/1/04	4/30/05	4/30/05*	11/1/04	4/30/05	4/30/05*	11/1/04	4/30/05		4/30/05*	11/1/04	4/30/05		4/30/05*

Class A
Actual	$1,000.00	$1,007.20	$3.25	$1,000.00	$1,009.40	$4.42	$1,000.00	$1,001.90		$4.68	$1,000.00	$1,008.80		$4.89
Hypothetical 5% return	1,000.00	1,021.56 †	3.27	1,000.00	1,020.40 †	4.44	1,000.00	1,020.12	†	4.72	1,000.00	1,019.92	†	4.92

Class B
Actual	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	998.90		7.65	1,000.00	1,005.10		8.62
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,017.14	†	7.72	1,000.00	1,016.20	†	8.67

Class C
Actual	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	997.20		8.39	1,000.00	1,005.80		8.61
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,016.39	†	8.47	1,000.00	1,016.20	†	8.67

Institutional
Actual	1,000.00	1,009.20	1.26	1,000.00	1,011.40	2.43	1,000.00	1,003.90		2.70	1,000.00	1,012.20		2.92
Hypothetical 5% return	1,000.00	1,023.54 †	1.27	1,000.00	1,022.38 †	2.44	1,000.00	1,022.10	†	2.73	1,000.00	1,021.89	†	2.93

Administration
Actual	1,000.00	1,008.00	2.50	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,022.30 †	2.52	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A

Service
Actual	N/A	N/A	N/A	1,000.00	1,010.00	4.91	1,000.00	1,001.40		5.18	1,000.00	1,008.30		5.40
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,019.91 †	4.93	1,000.00	1,019.62	†	5.23	1,000.00	1,019.42	†	5.43

Separate Account Institutional
Actual	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A

Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2005 (continued)

	U.S. Mortgages Fund			Core Fixed Income Fund				Investment Grade Credit Fund

			Expenses				Expenses			Expenses
			Paid for				Paid for			Paid for
	Beginning	Ending	the	Beginning	Ending		the	Beginning	Ending	the
	Account	Account	6 months	Account	Account		6 months	Account	Account	6 months
	Value	Value	ended	Value	Value		ended	Value	Value	ended
Share Class	11/1/04	4/30/05	4/30/05*	11/1/04	4/30/05		4/30/05*	11/1/04	4/30/05	4/30/05*

Class A
Actual	$1,000.00	$1,010.70	$4.04	$1,000.00	$1,010.60		$4.39	$1,000.00	$1,007.90	$4.09
Hypothetical 5% return	1,000.00	1,020.77 †	4.06	1,000.00	1,020.43	†	4.41	1,000.00	1,020.72 †	4.11

Class B
Actual	N/A	N/A	N/A	1,000.00	1,006.80		8.12	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,016.70	†	8.16	N/A	N/A	N/A

Class C
Actual	N/A	N/A	N/A	1,000.00	1,006.80		8.12	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,016.70	†	8.16	N/A	N/A	N/A

Institutional
Actual	1,000.00	1,012.80	1.96	1,000.00	1,012.60		2.40	1,000.00	1,011.00	1.99
Hypothetical 5% return	1,000.00	1,022.85 †	1.97	1,000.00	1,022.40	†	2.42	1,000.00	1,022.81 †	2.01

Administration
Actual	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A

Service
Actual	N/A	N/A	N/A	1,000.00	1,010.10		4.89	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,019.92	†	4.92	N/A	N/A	N/A

Separate Account Institutional
Actual	1,000.00	1,013.10	1.70	N/A	N/A		N/A	1,000.00	1,011.30	1.75
Hypothetical 5% return	1,000.00	1,023.11 †	1.70	N/A	N/A		N/A	1,000.00	1,023.06 †	1.76

*	Expenses for each share class are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Administration	Separate Account Institutional

Enhanced Income	0.65%	N/A	N/A	0.25%	N/A	0.50%	N/A
Ultra-Short Duration Government	0.89	N/A	N/A	0.49	0.99%	N/A	N/A
Short Duration Government	0.94	1.54%	1.69%	0.54	1.04	N/A	N/A
Government Income	0.98	1.73	1.73	0.58	1.08	N/A	N/A
U.S. Mortgages	0.81	N/A	N/A	0.39	N/A	N/A	0.34%
Core Fixed Income	0.88	1.63	1.63	0.48	0.98	N/A	N/A
Investment Grade Credit	0.82	N/A	N/A	0.40	N/A	N/A	0.35

† Hypothetical expenses are based on each Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $462.9 billion in assets under management as of March 31, 2005 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

C1 GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005 Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2005 / 05-1040 TFISAR / 59.8K / 06-05 Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov. The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended January 31, 2005 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, option on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk.These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid. The Goldman Sachs Government Income, Goldman Sachs Short Duration Government and Goldman Sachs Ultra-Short Duration Government Funds’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. The Goldman Sachs Core Fixed Income and Investment Grade Credit Funds’ foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments. The Goldman Sachs Enhanced Income Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate which may result in a loss of a portion of the principal amount invested. All of the Funds will be subject to yield and total return fluctuations based on rising and falling inter est rates. Longer-term bonds will normally have more price volatility. The Goldman Sachs U.S. Mortgages Fund will be subject to prepayment risk, the risk that in a declining interest rate environment the Fund’s underlying mortgages may be prepaid, causing the Fund to have to reinvest assets at lower interest rates. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds. TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary GOLDMAN, SACHS & CO. Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended April 30, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended April 30, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended April 30, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 8, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	July 8, 2005